                                                   Registration No. 333-106296

As filed with the Securities and Exchange Commission on June 27, 2003

                   U.S. SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C. 20549

                                  FORM N-14A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933           / X /

PRE-EFFECTIVE AMENDMENT NO. 1                                     / X /

POST-EFFECTIVE AMENDMENT NO.___                                   /   /

                           OPPENHEIMER MIDCAP FUND
              (Exact Name of Registrant as Specified in Charter)

              6803 South Tucson Way, Centennial, Colorado 80112
                   (Address of Principal Executive Offices)

                                 303-768-3200
                       (Registrant's Telephone Number)

                             Robert G. Zack, Esq.
                   Senior Vice President & General Counsel
                            OppenheimerFunds, Inc.
                 498 Seventh Avenue, New York, New York 10018
                                (212) 323-0250
                   (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

Title of Securities Being Registered: Class A, Class B, Class C, Class N and
Class Y shares of Oppenheimer MidCap Fund.

No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940.

------------------------------------------------------------------------------
The Registrant hereby amends the Registration  statement on such date or dates as may be necessary to delay its  effective  date until the  Registrant  shall file a further  amendment  which  specifically  states that this  Registration
Statement shall  thereafter  become  effective in accordance with section 8(a)
of the  Securities  Act of 1933 or  until  the  Registration  Statement  shall become  effective on such date as the  Commission,  acting pursuant to Section
8(a), shall determine.

CONTENTS OF REGISTRATION STATEMENT

This Registration Statement contains the following pages and documents:

Front Cover
Contents Page
Cross-Reference Sheet

Part A

Proxy Statement for Oppenheimer Select Managers Gartmore Millennium Growth
Fund II and Prospectus for Oppenheimer MidCap Fund

Exhibit A - Agreement and Plan of Reorganization between Oppenheimer Select
Managers Gartmore Millennium Growth Fund II and Oppenheimer MidCap Fund

Part B

Statement of Additional Information

Financials
Financial statements for the six-month period ended April 30, 2003 of
Oppenheimer MidCap Fund

Part C

Other Information
Signatures
Exhibits

        OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II
              6803 South Tucson Way, Centennial, Colorado 80112
                                1.800.708.7780

                  NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                        TO BE HELD ON AUGUST 29, 2003

To the Shareholders of Oppenheimer Select Managers Gartmore  Millennium Growth
Fund II:

Notice  is  hereby  given  that  a  Special  Meeting  of the  Shareholders  of
Oppenheimer  Select Managers Gartmore  Millennium Growth Fund II ("GMG Fund"),
a registered  investment management company, will be held at 6803 South Tucson
Way, Centennial,  CO 80112 at 1:00 p.m., Mountain time, on August 29, 2003, or any adjournments thereof (the "Meeting"), for the following purposes:

1.    To approve an Agreement and Plan of Reorganization  between  Oppenheimer
Select  Managers   Gartmore   Millennium  Growth  Fund  II  ("GMG  Fund")  and
Oppenheimer  MidCap Fund ("MidCap Fund"),  and the  transactions  contemplated thereby,  including  (a) the transfer of  substantially  all the assets of GMG
Fund to MidCap  Fund in  exchange  for Class A,  Class B, Class C, Class N and
Class Y shares of MidCap Fund, (b) the  distribution of these shares of MidCap
Fund to the  corresponding  Class A,  Class B,  Class C,  Class N and  Class Y
shareholders  of GMG  Fund in  complete  liquidation  of GMG  Fund and (c) the cancellation  of the  outstanding  shares  of GMG Fund  (all of the  foregoing being referred to as the "Proposal").

2.    To  act  upon  such  other  matters  as may  properly  come  before  the
Meeting.

Shareholders  of record at the close of business on June 18, 2003 are entitled to  notice  of,  and to vote at,  the  Meeting.  The  Proposal  is more  fully discussed  in the Proxy  Statement  and  Prospectus.  Please read it carefully before telling us,  through your proxy or in person,  how you wish your shares to be voted.  The Board of Trustees of GMG Fund  recommends a vote in favor of the Proposal.  WE URGE YOU TO SIGN, DATE AND MAIL THE ENCLOSED PROXY PROMPTLY.

By Order of the Board of Trustees,
      Robert G. Zack, Secretary
      July 7, 2003
--------------------------------------------------------------------------------
Shareholders  who do not  expect  to  attend  the  Meeting  are  requested  to indicate  voting  instructions  on the  enclosed  proxy and to date,  sign and return it in the  accompanying  postage-paid  envelope.  To avoid  unnecessary duplicate mailings,  we ask your cooperation in promptly mailing your proxy no matter how large or small your holdings may be.

        OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II
              6803 South Tucson Way, Centennial, Colorado 80112
                                1.800.708.7780
                   COMBINED PROSPECTUS AND PROXY STATEMENT
                              DATED JULY 7, 2003

 Acquisition of the Assets of OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM
                                GROWTH FUND II

 By and in exchange for Class A, Class B, Class C, Class N and Class Y shares of
                           OPPENHEIMER MIDCAP FUND

      This combined  Prospectus and Proxy Statement  solicits proxies from the shareholders of Oppenheimer  Select Managers  Gartmore  Millennium Growth Fund
II  ("GMG  Fund")  to be voted  at a  Special  Meeting  of  Shareholders  (the
"Meeting")  to  approve  the  Agreement  and  Plan  of   Reorganization   (the
"Reorganization  Agreement") and the  transactions  contemplated  thereby (the
"Reorganization")  between  GMG  Fund and  Oppenheimer  MidCap  Fund  ("MidCap
Fund").  This  combined   Prospectus  and  Proxy  Statement   constitutes  the
Prospectus  of MidCap Fund and the Proxy  Statement  of GMG Fund filed on Form
N-14  with  the   Securities   and  Exchange   Commission   (the  "SEC").   If
shareholders   vote  to  approve   the   Reorganization   Agreement   and  the
Reorganization,  the  net  assets  of GMG  Fund  will  be  acquired  by and in exchange  for shares of MidCap  Fund.  The Meeting will be held at the offices of OppenheimerFunds,  Inc. at 6803 South Tucson Way,  Centennial,  CO 80112 at
1:00 p.m., Mountain time, on August 29, 2003 or any adjournment  thereof.  The
Board of Trustees  of GMG Fund is  soliciting  these  proxies on behalf of GMG
Fund.  This  Prospectus and Proxy Statement will first be sent to shareholders on or about July 14, 2003.

      If the shareholders vote to approve the  Reorganization  Agreement,  you will  receive  Class A shares of MidCap Fund equal in value to the value as of the Valuation  Date (as defined in the  Agreement and Plan of  Reorganization:
the business day  preceding  the Closing Date of the  Reorganization)  of your
Class A shares of GMG Fund;  Class B shares of MidCap  Fund  equal in value to the value as of the Valuation  Date of your Class B shares of GMG Fund;  Class
C shares of MidCap Fund equal in value to the value as of the  Valuation  Date of your  Class C shares of GMG Fund;  Class N shares of MidCap  Fund  equal in value to the  value as of the  Valuation  Date of your  Class N shares  of GMG
Fund;  and Class Y shares of MidCap Fund equal in value to the value as of the
Valuation  Date of your  Class Y shares  of GMG  Fund.  GMG Fund  will then be liquidated and  de-registered  under the  Investment  Company Act of 1940 (the
"Investment Company Act").

      MidCap  Fund's  investment  objective is to seek  capital  appreciation.
MidCap Fund invests mainly in equity securities,  such as common and preferred stocks,  and securities  convertible  into common stock. It invests  primarily in equity  securities  of U.S.  companies,  but can also buy  foreign  stocks.
Under  normal  market  conditions,  the Fund  invests  at least 80% of its net assets (plus  borrowings  for  investment  purposes) in equity  securities  of growth companies that have a market  capitalization  of between $2 billion and
$11.5 billion (referred to as "mid-cap" stocks).

      This  Prospectus and Proxy Statement  gives  information  about Class A,
Class B,  Class C,  Class N and Class Y shares of MidCap  Fund that you should
know  before  investing.   You  should  retain  it  for  future  reference.  A
Statement of Additional  Information relating to the Reorganization  described in this  Prospectus  and Proxy  Statement,  dated  July 7,  2003  (the  "Proxy
Statement of Additional  Information")  has been filed with the SEC as part of the Registration Statement on Form N-14 (the "Registration  Statement") and is
incorporated  herein by reference.  You may receive a copy by written  request to the  OppenheimerFunds  Services free of charge (the "Transfer Agent") or by
calling  the  toll-free   number   1.800.708.7780.   The  Proxy  Statement  of
Additional   Information  includes  the  following   documents:   (i)  audited
financial  statements  for the 12-month  period ended  November 30, 2002,  and financial  statements  for the  six-month  period  ended  May 31,  2003 (to be
2003,filed  upon  availability),   respectively  of  GMG  Fund;  (ii)  audited
financial  statements  for the  12-month  period ended  October 31, 2002,  and
financial   statements  for  the  six-month   period  ended  April  30,  2003,
respectively of MidCap Fund;  (iii) the Prospectus of GMG Fund dated March 28,
2003,  as   supplemented   May  7,  2003  (iv)  the  Statement  of  Additional
Information  of GMG Fund dated March 28, 2003;  and (v) the  Prospectus  dated
December 23, 2002 and the Statement of Additional  Information  of MidCap Fund
dated December 23, 2002, as supplemented February 11, 2003.

      The  Prospectus  of MidCap Fund dated  December  23, 2002 is attached to and considered a part of this  Prospectus and Proxy  Statement and is intended to provide you with information about MidCap Fund.

Mutual fund shares are not deposits or  obligations  of any bank,  and are not insured or  guaranteed by the Federal  Deposit  Insurance  Corporation  or any
other U.S.  government  agency.  Mutual fund shares involve  investment  risks including the possible loss of principal.

This Prospectus and Proxy Statement is dated July 7, 2003.

As with all mutual  funds,  the  Securities  and Exchange  Commission  has not approved or disapproved  these  securities or passed upon the adequacy of this
Prospectus  and Proxy  Statement.  Any  representation  to the  contrary  is a criminal offense.

                              TABLE OF CONTENTS
                   COMBINED PROSPECTUS AND PROXY STATEMENT

                                                                          Page
                                                                          ----
Synopsis

   What are the fees and expenses of each Fund and those expected after the
      Reorganization?...........................................................8
   Where can I find more financial information about the Funds?.................12
   What  are  the   capitalizations   of  the   Funds   and  what   would  the
capitalizations be after the

What are the Principal Risks of an Investment in GMG Fund and MidCap Fund?..22
Reasons for the Reorganization..................................................26
Information about the Reorganization

   What  should I know  about  Class A,  Class B, Class C, Class N and Class Y shares of
      MidCap Fund?..............................................................25
Comparison of Investment Objectives and Policies
   Are there any  significant  differences  between the investment  objectives and strategies of

   How  do the  Account  Features  and  Shareholder  Services  for  the  Funds

Voting Information

Exhibit A - Agreement and Plan of  Reorganization  by and between  Oppenheimer
Select Managers Gartmore Millennium Growth Fund II and Oppenheimer MidCap Fund
Enclosures:

Prospectus of Oppenheimer MidCap Fund dated December 23, 2002.
Semi-Annual Report of Oppenheimer MidCap Fund dated April 30, 2003 (available without charge upon request, by calling 1.800.708.7780).

                                   SYNOPSIS

      This is only a summary and is qualified in its entirety by the more detailed information contained in or incorporated by reference in this
Prospectus and Proxy Statement and by the Reorganization Agreement which is attached as Exhibit A.  Shareholders should carefully review this Prospectus and Proxy Statement and the Reorganization Agreement in their entirety and, in particular, the current Prospectus of MidCap Fund which accompanies this
Prospectus and Proxy Statement and is incorporated herein by reference.

      If shareholders of GMG Fund approve the  Reorganization,  the net assets of GMG Fund will be  transferred  to MidCap  Fund,  in  exchange  for an equal value of shares  of  MidCap  Fund.  The  shares  of  MidCap  Fund will then be distributed to GMG Fund  shareholders  and GMG Fund will be  liquidated.  As a result of the  Reorganization,  you will cease to be a shareholder of GMG Fund and  will  become a  shareholder  of  MidCap  Fund.  For  federal  income  tax purposes,  the holding  period of your GMG Fund shares will be carried over to
the   holding   period  for  shares  you  receive  in   connection   with  the
Reorganization.  This exchange will occur on the Closing Date (as such term is defined  in the  Agreement  and  Plan of  Reorganization  attached  hereto  as
Exhibit A) of the Reorganization."

What am I being asked to vote on?

      Your Fund's investment manager, OppenheimerFunds,  Inc. (the "Manager"), proposed to the Board of  Trustees a  reorganization  of your Fund,  GMG Fund, with and into  Oppenheimer  MidCap Fund so that  shareholders  of GMG Fund may become  shareholders  of a  substantially  larger  fund  advised  by the  same investment advisor with generally more favorable  long-term  performance,  and investment  objectives  and policies  similar to those of their  current Fund.
The Board  considered the differences in investment  focus,  discussed  below.
The Board also  considered  the fact that the surviving fund has the potential for lower overall operating expenses.  In addition,  the Board considered that both Funds have Class A, Class B, Class C, Class N and Class Y shares  offered under  identical  sales charge  arrangements.  The Board also  considered that the  Reorganization  is  expected to be a tax-free  reorganization,  and there would  be  no  sales  charge  imposed  in  effecting  the  Reorganization.  In addition,  due to the  relatively  moderate costs of the  reorganization,  the
Boards of both Funds concluded that neither Fund would experience  dilution as a result of the Reorganization.

      A  reorganization  of GMG Fund with and into MidCap Fund is  recommended by the  Manager  based on the fact that both  funds  have  similar  investment practices and industry sector weighting.

      At a meeting held on April 28,  2003,  the Board of Trustees of GMG Fund approved a reorganization  transaction that will, if approved by shareholders, result  in the  transfer  of the net  assets of GMG Fund to  MidCap  Fund,  in exchange  for an equal  value of shares of MidCap  Fund.  The shares of MidCap
Fund  will  then be  distributed  to GMG Fund  shareholders  and GMG Fund will subsequently  be  liquidated.  As a  result  of the  Reorganization,  you will cease to be a shareholder  of GMG Fund and will become a shareholder of MidCap
Fund.  This  exchange  will occur on the Closing Date (as such term is defined in the Agreement and Plan of  Reorganization  attached hereto as Exhibit A) of the Reorganization.

      Approval of the Reorganization  means you will receive Class A shares of
MidCap  Fund  equal  in value to the  value as of the  Valuation  Date of your
Class A shares of GMG Fund;  Class B shares of MidCap  Fund  equal in value to the value as of the Valuation  Date of your Class B shares of GMG Fund;  Class
C shares of MidCap Fund equal in value to the value as of the  Valuation  Date of your  Class C shares of GMG Fund;  Class N shares of MidCap  Fund  equal in value to the  value as of the  Valuation  Date of your  Class N shares  of GMG
Fund;  and Class Y shares of MidCap  Fund  equal in value as of the  Valuation
Date of your  Class Y shares of GMG  Fund.  The  shares  you  receive  will be issued  at net  asset  value  without  a  sales  charge  or the  payment  of a contingent  deferred sales charge ("CDSC") although if your shares of GMG Fund are subject to a CDSC,  your MidCap Fund shares will continue to be subject to the same CDSC applicable to your shares,  and the period during which you held your GMG shares will  carryover  to your  MidCap  Fund shares for  purposes of determining the CDSC holding period.

      For the  reasons  set  forth  in the  "Reasons  for the  Reorganization"
section,  the Board of GMG Fund has determined that the  Reorganization  is in the best interests of the shareholders of GMG Fund.

                THE BOARD OF TRUSTEES RECOMMENDS THAT YOU VOTE
             TO APPROVE THE AGREEMENT AND PLAN OF REORGANIZATION

What are the general tax consequences of the Reorganization?

      It is expected that  shareholders of GMG Fund who are U.S. citizens will not  recognize any gain or loss for federal  income tax purposes,  as a result of the  exchange  of their  shares  for  shares of MidCap  Fund.  You  should, however,  consult  your tax  advisor  regarding  the  effect,  if any,  of the
Reorganization  in light of your  individual  circumstances.  You should  also consult your tax advisor about state and local tax  consequences.  For further information about the tax consequences of the  Reorganization,  please see the
"Information  About the  Reorganization--What  are the Tax  Consequences of the
Reorganization?"

                    Comparisons of Some Important Features

How do the investment objectives and policies of the Funds compare?

      GMG Fund and MidCap Fund have similar  investment  objectives.  GMG Fund
seeks   long-term   capital   appreciation   and  MidCap  Fund  seeks  capital
appreciation.

      In  seeking  their  investment  objectives,  GMG  Fund and  MidCap  Fund
utilize  a  similar  investing   strategy.   GMG  Fund  invests  primarily  in
securities of growth  companies that are creating  fundamental  changes in the economy and MidCap Fund looks for,  among other  characteristics,  established growth  companies  that are  well-positioned  to take  advantage of product or technology advances in their industry or related growth sector.

      Please refer to the Annual Reports of both Funds for a complete  listing of the investments for each Fund.

Who Manages the Funds?

      The  day-to-day  management  of the business and affairs of each Fund is
the   responsibility  of  the  Manager,   however,   GMG  Fund  also  utilizes
sub-advisers to manage the investment and  reinvestment of the assets.  MidCap
Fund  is an  open-end,  diversified  management  investment  company  with  an unlimited number of authorized shares of beneficial  interest,  organized as a
Massachusetts  business  trust on June 18, 1997.  It commenced  operations  on
December  1, 1997.  GMG Fund is an  open-end,  management  investment  company with  an  unlimited  number  of  authorized  shares  of  beneficial  interest, organized  as  a  Massachusetts  business  trust  on  November  10,  2000.  It commenced operations on February 16, 2001.  Both Funds are governed by a Board of Trustees,  which is responsible  for protecting the interests of shareholders  under  Massachusetts  law.  Both Funds are located at 6803 South
Tucson Way, Centennial, Colorado 80112.

      The Manager,  located at 498 Seventh  Avenue,  New York, New York 10018, acts as investment  advisor to both Funds.  GMG Fund's assets are managed by a subadviser.

      The portfolio  manager for MidCap Fund is Bruce  Bartlett.  He is a Vice
President  of the  Fund  and a  Senior  Vice  President  of the  Manager.  Mr.
Bartlett has been the Fund's portfolio manager since April 1, 1998.

      The  portfolio  managers  for GMG Fund are  Aaron  Harris  and  Nicholas
Ford.  Both Mr.  Harris and Mr.  Ford are  employed  by  Gartmore  Mutual Fund
Capital  Trust,  the  Fund's  Sub-Adviser.  Mr.  Harris  has been  the  Fund's portfolio  manager  since  February  16,  2001 and Mr.  Ford since  October 1,
2001.  Prior to joining  the Fund's  Sub-Adviser,  Mr.  Harris was a portfolio manager,  managing  portions  of several  portfolios  for  Nicholas  Applegate
Capital  Management.  Mr.  Harris  manages funds similar to GMG Fund and other global  technology  funds.  Mr.  Ford joined the Fund's  Sub-Adviser  in 1998, serving as an  investment  manager on the U.S.  equity team.  Prior to joining the Fund's  Sub-Adviser,  Mr. Ford served as the director of U.S.  equities at
Clerical Medical  Investment Group in London.  From 1995 to 1996, Mr. Ford was
a U.S. equities fund manager for Sun Alliance Investment Management.

      Additional  information  about the Funds  and the  Manager  is set forth below in "Comparison of Investment Objectives and Policies."

   What are the Fees and Expenses of each Fund and those expected after the
                               Reorganization?

      GMG Fund and MidCap Fund each pay a variety of expenses directly for management of their assets, administration, distribution of their shares and other services.  Those expenses are subtracted from each Fund's assets to calculate the Fund's net asset value per share.  Shareholders pay these expenses indirectly.  Shareholders for both Funds pay other expenses directly, such as sales charges.

      The following tables are provided to help you understand and compare the fees and expenses of investing in shares of GMG Fund with the fees and expenses of investing in shares of MidCap Fund.  The pro forma expenses of the surviving MidCap Fund show what the fees and expenses are expected to be after giving effect to the Reorganization.  All amounts shown are a percentage of net assets of each class of shares of the Funds.

                             PRO FORMA FEE TABLE
                    For the 12 month period ended 3/31/03

------------------------------------------------------------------------------------
                                                                Pro Forma
                       GMG Fund            MidCap Fund          Surviving MidCap
                       Class A shares      Class A Shares       Fund
                                                                Class A shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           5.75%               5.75%                5.75%
(as a
 %  of offering price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)          None 1               None 1               None1
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.20%               0.70%                0.70%
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          0.02%               0.22%                0.22%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.58%               0.69%                0.69%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      1.80%               1.61%                1.61%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       GMG Fund            MidCap Fund          Surviving MidCap
                       Class B shares      Class B Shares       Fund
                                                                Class B shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                 None                None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            5%2                 5%2                  5%2
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
Annual Fund Operating Expenses  (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.20%               0.70%                0.70%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%               1.00%                1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               1.44%               0.78%                0.78%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      3.64%               2.48%                2.48%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                               Pro Forma Surviving
                       GMG Fund            MidCap Fund         MidCap Fund
                       Class C Shares       Class C Shares     Class C Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                None                 None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            1%3                 1%3                 1%3
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses  (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.20%               0.70%               0.70%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          1.00%               1.00%               1.00%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               0.97%               0.76%               0.76%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      3.17%               2.46%               2.46%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       GMG Fund            MidCap Fund          Surviving MidCap
                       Class N shares      Class N Shares       Fund
                                                                Class N shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                 None                None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)            1%4                 1%4                  1%4
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses  (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.20%               0.70%                0.70%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees          0.50%               0.50%                0.50%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               1.26%               0.49%                0.49%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      2.96%               1.69%                1.69%
------------------------------------------------------------------------------------

------------------------------------------------------------------------------------
                                                                Pro Forma
                       GMG Fund            MidCap Fund          Surviving MidCap
                       Class Y  Shares     Class Y Shares       Fund
                                                                Class Y Shares
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Shareholder Transaction Expenses (charges paid directly from a shareholder's investment)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Sales Charge
(Load) on purchases           None                None                 None
(as a  %  of offering
price)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Maximum Deferred
Sales Charge (Load)           None                None                 None
(as a % of the lower
of the original
offering price or
redemption proceeds)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Annual Fund Operating Expenses  (deducted from Fund assets) (as a percentage of average daily net assets)
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Management Fees               1.20%               0.70%               0.70%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Distribution and/or
Service (12b-1) Fees           N/A                 N/A                 N/A
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Other Expenses5               3.13%               0.19%               0.19%
------------------------------------------------------------------------------------
------------------------------------------------------------------------------------
Total Fund Operating
Expenses                      4.33%               0.89%               0.89%
------------------------------------------------------------------------------------
Note:  Expenses may vary in future years.
1. A contingent deferred sales charge may apply to redemptions of investments of $1 million or more ($500,000
   for retirement plan accounts) of Class A shares.  See "How to Buy Shares"
   in each Fund's Prospectus.
2. Applies to redemptions within the first year after purchase.  The contingent deferred sales charge declines to 1% in the sixth year and is eliminated after that.
3.    Applies to shares redeemed within 12 months of purchase.
4.    Applies to shares redeemed within 18 months of retirement plan's first purchase of Class N shares.
5.    "Other Expenses" include transfer agent fees and custodial, accounting and legal expenses, and are based on, among other things, the fees the
   Funds would have paid if the transfer agent had not waived a portion of its fee under a voluntary undertaking to the Fund to limit these fees to
   0.25% of average daily net assets per fiscal year for Class Y shares and
   0.35% of average daily net assets per fiscal year for all other classes.  With that expense  assumption  and the transfer  agent waiver,
   "Total  Annual  Operating  Expenses"  for GMG Fund were  1.78% for Class A,
   2.50%  for  Class B,  2.50%  for  Class C,  2.00% for Class N and 1.19% for
   Class Y. After the waiver,  the actual  "Other  Expenses" and "Total Annual
   Operating  Expenses"  for MidCap Fund as  percentages  of average daily net assets  were  0.48% and 1.40% for Class A,  0.49% and 2.19% for Class C and
   0.47% and 1.67% for  Class N.  Class Y was the same as shown  above.  After the  waiver,  the  actual  "Other  Expenses"  and "Total  Annual  Operating
   Expenses"  for the  combined  funds as  percentages  of  average  daily net assets  were  0.48% and  1.40%  for  Class A,  0.49% and 2.19% for Class B,
   0.49% and  2.19%  for Class C and 0.47% and 1.67% for Class N.  Class Y was
   the same as shown above.

Examples

      The examples below are intended to help you compare the cost of investing in each Fund and the proposed surviving MidCap Fund.  These examples assume that you invest $10,000 for the time periods indicated, an annual return for each class of 5%, the operating expenses described above and reinvestment of your dividends and distributions.

      Your actual costs may be higher or lower because expenses will vary over time.  For each $10,000 investment, you would pay the following projected expenses if you sold your shares after the number of years shown or held your shares for the number of years shown without redeeming, according to the following examples.

                           12 Months Ended 3/31/03
                           -----------------------

                                   GMG Fund
--------------------------------------------------------------------------------
If     shares      are    1 year        3 years       5 years      10 years1
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $747         $1,109        $1,494         $2,569
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $866         $1,414        $2,083        $3,1071
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $420          $977         $1,659         $3,476
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $399          $915         $1,557         $3,280
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $434         $1,312        $2,202         $4,478
--------------------------------------------------------------------------------

                                   GMG Fund
--------------------------------------------------------------------------------
If   shares   are  not    1 year        3 years       5 years      10 years1
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $747         $1,109        $1,494         $2,569
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $366         $1,114        $1,883        $3,1071
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $320          $977         $1,659         $3,476
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $299          $915         $1,557         $3,280
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                    $434         $1,312        $2,202         $4,478
--------------------------------------------------------------------------------

                                 MidCap Fund
--------------------------------------------------------------------------------
If     shares      are    1 year        3 years       5 years      10 years1
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $729         $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $751         $1,073        $1,521        $2,4051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $349          $767         $1,311         $2,796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $272          $533          $918          $1,998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $91          $284          $493          $1,096
--------------------------------------------------------------------------------

                                 MidCap Fund
--------------------------------------------------------------------------------
If   shares   are  not    1 year        3 years       5 years      10 years1
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                    $729         $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                    $251          $773         $1,321        $2,4051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                    $249          $767         $1,311         $2,796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                    $172          $533          $918          $1,998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $91          $284          $493          $1,096
--------------------------------------------------------------------------------

                       Pro Forma Surviving MidCap Fund
--------------------------------------------------------------------------------
If shares are redeemed:    1 year       3 years       5 years      10 years1
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $729        $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $751        $1,073        $1,521        $2,4051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $349         $767         $1,311         $2,796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $272         $533          $918          $1,998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $91          $284          $493          $1,096
--------------------------------------------------------------------------------

                       Pro Forma Surviving MidCap Fund
--------------------------------------------------------------------------------
If   shares   are   not    1 year       3 years       5 years      10 years1
redeemed:
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class A                     $729        $1,054        $1,401         $2,376
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class B                     $251         $773         $1,321        $2,4051
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class C                     $249         $767         $1,311         $2,796
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class N                     $172         $533          $918          $1,998
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------
Class Y                     $91          $284          $493          $1,096
--------------------------------------------------------------------------------

In the "If shares are redeemed"  example,  expenses  include the initial sales charge for Class A and the  applicable  Class B, Class C or Class N contingent deferred  sales  charge.  In the "If shares  are not  redeemed"  example,  the
Class A expenses  include the initial sales  charge,  but Class B, Class C and
Class N expenses do not include the contingent  deferred sales charges.  There is no sales charge on Class Y shares.
1 Class B  expenses  for  years 7 through  10 are  based on Class A  expenses, since Class B shares automatically convert to Class A after 6 years.

            Where can I find more financial information about the Funds?

Performance  information  for both MidCap Fund and GMG Fund is set forth in each
Fund's Prospectus under the section "The Fund's Past Performance." MidCap Fund's
Prospectus  accompanies  this Prospectus and Proxy Statement and is incorporated by reference.

     The financial  statements of MidCap Fund and  additional  information  with respect to its  performance  during its fiscal  year  ended  October  31,  2002, including a discussion of factors that  materially  affected its performance and relevant  market  conditions  during  that fiscal  year,  is set forth in MidCap
Fund's Annual Report dated as of October 31, 2002, that is included in the Proxy
Statement of Additional Information and incorporated herein by reference.  These documents are available upon request.  See section entitled  "Information  About
MidCap Fund."

     The  financial  statements  of GMG Fund  and  additional  information  with respect to the Fund's  performance  during its fiscal  year ended  November  30,
2002, including a discussion of factors that materially affected its performance and relevant  market  conditions  during that fiscal  year,  is set forth in GMG
Fund's  Annual  Report dated as of November  30,  2002,  that is included in the
Proxy Statement of Additional  Information and incorporated herein by reference.
These documents are available upon request.  See section  entitled  "Information
About GMG Fund."

What are the  capitalizations  of the Funds and what would the  capitalization be after the Reorganization?

      The following  table sets forth the  capitalizations  (unaudited) of GMG
Fund and MidCap Fund and indicates the pro forma  combined  capitalization  as of March 31, 2003 as if the Reorganization had occurred on that date.

      As of April 30, 2003,  the value of the assets of GMG Fund was less than
10% of the value of the assets of MidCap Fund.

                                                                  Net Asset
                                                Shares                  Value
                              Net Assets        Outstanding       Per Share
GMG Fund
      Class A                 $2,860,439        542,160            $5.28
      Class B                 $183,682          35,371             $5.19
      Class C                 $140,008          26,972             $5.19
      Class N                 $75,320           14,374             $5.24
      Class Y                 $532              100                $5.32
      TOTAL                   $3,259,981        618,977

MidCap Fund
      Class A                 $323,181,442      29,591,155        $10.92
      Class B                 $262,414,202      24,979,865        $10.51
      Class C                 $77,577,506       7,387,508         $10.50
      Class N                 $10,100,112       929,643           $10.86
      Class Y                 $11,125,353       992,433           $11.21
      TOTAL                   $684,398,615      63,880,604

MidCap Fund
(Pro Forma Surviving Fund)
      Class A                 $326,041,881      29,853,063        $10.92
      Class B                 $262,597,884      24,997,350        $10.51
      Class C                 $77,717,514       7,400,841         $10.50
      Class N                 $10,175,432       936,576           $10.86
      Class Y                 $11,125,885       992,480           $11.21
      TOTAL                   $687,658,596      64,180,312

*Reflects  the  issuance  of 261,908  Class A shares,  17,485  Class B shares,
13,333  Class C shares,  6,933  Class N shares and 47 Class Y shares of MidCap
Fund in a  tax-free  exchange  for the net  assets  of GMG  Fund,  aggregating
$3,259,981.

            How have the Funds performed?

     The  following  past  performance  information  for each  Fund is set forth below, and for earlier periods,  in its respective  Prospectus:  (i) a bar chart
detailing   annual  total  returns  of  Class  A  shares  of  each  Fund  as  of
MarchDecember 31st for each of the five most recent full calendar years (for GMG
Fund,  since that Fund's  inception);  and (ii) tables detailing how the average annual  total  returns of MidCap  Fund's  Class A, Class B, Class C, Class N and
Class Y shares compare to those of the S&P MidCap  400(R)Index;  and how GMG
Fund's  Class A,  Class B,  Class C,  Class N and Class Y average  annual  total returns  compare to those of the Russell  MidCap  Growth  Index.  The  after-tax returns  are  shown  for  Class A  shares  only  and are  calculated  using  the historical highest individual federal marginal income tax rates in effect during the periods  shown.  The after-tax  returns for the other classes of shares will vary.  In  certain  cases,  the  figure  representing  "Return  After  Taxes  on
Distributions  and Sale of Fund  Shares"  may be higher  than the  other  return figures for the same period.  A higher  after-tax  return results when a capital loss occurs upon  redemption and  translates  into an assumed tax deduction that benefits the shareholder.  The after-tax returns are calculated based on certain assumptions  mandated by regulation and your actual after-tax returns may differ from those shown,  depending on your  individual  tax  situation.  The after-tax returns set forth below are not relevant to investors who hold their fund shares
through   tax-deferred   arrangements  such  as  401(k)  plans  or  IRAs  or  to
institutional   investors  not  subject  to  tax.  The  Fund's  past  investment performance both before and after taxes, is not necessarily an indication of how the Fund will perform in the future.  Past  performance is no guarantee of how a fund will perform in the future.

     Calendar  year average  annual total  returns for the Funds for the periods ended December 31, 2002, are as follows:

[See appendix to prospectus and proxy  statement for data in bar chart showing annual total  returns for  Oppenheimer  Select  Managers  Gartmore  Millennium
Growth Fund II.]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
For the period from 1/1/03  through  3/31/03,  the  cumulative  return for GMG
Fund (not annualized)  before taxes for Class A shares was -2.04%.  During the period  shown  in the  bar  chart,  the  highest  return  for  GMG  Fund  (not annualized)  before taxes for a calendar quarter was 1.51% (4thQtr'02) and the lowest  return  (not  annualized)  before  taxes for a  calendar  quarter  was
-16.71% (2ndQtr'02).

[See appendix to prospectus and proxy  statement for data in bar chart showing annual total returns for Oppenheimer MidCap Fund.]

Sales  charges  and taxes are not  included in the  calculations  of return in this bar chart, and if those charges and taxes were included,  the returns may be less than those shown.
For the period from 1/1/03 through 3/31/03,  the cumulative  return for MidCap
Fund (not annualized)  before taxes for Class A shares was -1.89%.  During the period shown in the bar chart, the highest return for Oppenheimer  MidCap Fund
(not annualized)  before taxes for a calendar  quarter was 43.43%  (4thQtr'99)
and the lowest  return (not  annualized)  before taxes for a calendar  quarter was -32.06% (4thQtr'00).

Average  annual  total  returns for the Funds for the periods  ended December 31,
2002 are as follows:

----------------------------------------------------------------------

GMG Fund                             1 Year               5 Years
                                                        (or life of
                                                         class, if
                                                           less)

----------------------------------------------------------------------
------------------------------------------------------------

GMG Fund                             1 Year             5 Years
                                                       (or life of
                                                        class, if
                                                          less)

------------------------------------------------------------------------
----------------------------------------------------------------------

Class A Shares (inception 2/16/01)
 Return Before Taxes                          -21.67%
Return After Taxes on Distributions -34.00%   -21.31%     -27.99%
Return      After      Taxes     on -34.00%               -27.99%
Distributions   and  Sale  of  Fund           -16.61%
Shares                              -20.88%               -21.48%

----------------------------------------------------------------------
------------------------------------------------------------

Class A Shares (inception 2/16/01)
 Return Before Taxes
Return After Taxes on Distributions -33.51%     -30.32%
Return      After      Taxes     on -33.51%     -30.32%
Distributions   and  Sale  of  Fund
Shares                              -20.41%     -23.42%

------------------------------------------------------------

Russell MidCap Growth Index (from   -27.41%     -20.08%
2/28/01)

------------------------------------------------------------
------------------------------------------------------------

Class B Shares (inception 2/16/01)  -33.63%     -30.19%

------------------------------------------------------------
------------------------------------------------------------

Class C Shares (inception 2/16/01)  -30.74%     -28.65%

------------------------------------------------------------
------------------------------------------------------------

Class N Shares (inception 3/1/01)   -30.36%     -24.90%

------------------------------------------------------------
------------------------------------------------------------

Class Y Shares (inception 2/16/01)  -29.37%     -27.94%

------------------------------------------------------------
--------------------------------------------------------------------------------------

MidCap Fund                          1 Year     5 Years             10 Years
                                                              (or life of class, if
                                                                      less)

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class A Shares (inception 12/1/97)
 Return Before Taxes
Return After Taxes on Distributions -31.79%      0.26%                0.97%
Return      After      Taxes     on -31.79%      0.25%                0.96%
Distributions   and  Sale  of  Fund
Shares                              -19.36%      0.20%                0.77%

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

S&P MidCap 400(R)Index (from         -14.51%      6.41%
11/30/97)                                                             7.10%

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class B Shares (inception 12/1/97)  -31.84%      0.30%
                                                                      1.22%

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                                    -28.92%      0.69%
Class C Shares (inception 12/1/97)                                    1.40%

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

                                    -28.59%     -26.61%
Class N Shares (inception 3/1/01)                                      N/A

--------------------------------------------------------------------------------------
--------------------------------------------------------------------------------------

Class Y Shares (inception 12/1/97)  -27.10%      1.99%
                                                                      2.69%

--------------------------------------------------------------------------------------

            Average  annual total  returns for the Funds for the periods ended
            March 31, 2003 are as follows:

--------------------------------------------------------

GMG Fund                            1        5 Years
                                    Year    (or life of
                                            class, if
                                             less)1

--------------------------------------------------------
--------------------------------------------------------

Class A Shares (inception 2/16/01)
 Return Before Taxes
Return After Taxes on Distributions -34.00%  -27.99%
Return      After      Taxes     on -34.00%  -27.99%
Distributions   and  Sale  of  Fund
Shares                              -20.88%  -21.48%

--------------------------------------------------------
--------------------------------------------------------

Russell MidCap Growth Index (from
2/28/01)                               -26.11%-12.04%                    -17.91%

--------------------------------------------------------
--------------------------------------------------------

Russell MidCap Growth Index (from
2/28/01)                            -26.11%  -17.91%

--------------------------------------------------------
--------------------------------------------------------

Class B Shares (inception 2/16/01)
                                       -34.08%-21.57%                    -27.60%

--------------------------------------------------------
--------------------------------------------------------

Class B Shares (inception 2/16/01)
                                    -34.08%  -27.60%

--------------------------------------------------------
--------------------------------------------------------

Class C Shares (inception 2/16/01)
                                       -31.22%-19.95%                    -26.56%

--------------------------------------------------------
--------------------------------------------------------

Class C Shares (inception 2/16/01)
                                    -31.22%  -26.56%

--------------------------------------------------------
--------------------------------------------------------

Class N Shares (inception 3/1/01)
                                       -30.92%-19.62%                    -23.11%

--------------------------------------------------------
--------------------------------------------------------

Class N Shares (inception 3/1/01)
                                    -30.92%  -23.11%

--------------------------------------------------------
--------------------------------------------------------

Class Y Shares (inception 2/16/01)
                                       -29.63%-19.06%                    -25.70%

--------------------------------------------------------
--------------------------------------------------------

Class Y Shares (inception 2/16/01)
                                    -29.63%  -25.70%

--------------------------------------------------------
----------------------------------------------------------------------------

MidCap Fund                         1     2      5            10 Years
                                                       (or life of class,
                                   Year  Years Years       if less)

----------------------------------------------------------------------------

1 The Average  annual total returns for GMG Fund for a 2 Year period ended March
31, 2003 were as follows: Class A Shares (inception 2/16/01) Return Before Taxes was -21.67%,  Class A Shares  Return After Taxes on  Distributions  was -21.31%,
Class A Shares  Return After Taxes on  Distribution  and Sale of Fund Shares was
-16.61%,  Russell MidCap Growth Index (from 2/28/01) was -12.04%, Class B Shares
(inception 2/16/01) was -21.57%, Class C Shares (inception 2/16/01) was -19.95%,
Class N Shares  (inception  3/1/01) was -19.62%,  and Class Y Shares  (inception
2/16/01) was -19.06%.

2 The Average  annual  total  returns for MidCap Fund for a 2 Year period  ended
March 31, 2003 were as follows: Class A Shares (inception 12/1/97) Return Before
Taxes was  -21.31%,  Class A Shares  Return  After  Taxes on  Distributions  was
-21.67%,  Class A Shares  Return After Taxes on  Distributions  and Sale of Fund
Shares was -16.88%, S&P MidCap 400(R)Index (from 11/30/97) was -4.60%, Class
B Shares (inception 12/1/97) was -21.15%, Class C Shares (inception 12/1/97) was
-19.57%,  Class N Shares  (inception  3/1/01)  was  -19.17%,  and Class Y Shares
(inception 12/1/97) was -18.56%.

----------------------------------------------------------------

MidCap Fund                         1     5 Years 2     10
                                                         Years
                                                        (or
                                                        life
                                                        of
                                                        class,
                                                        if
                                    Year                 less)

----------------------------------------------------------------
----------------------------------------------------------------------------

Class A Shares (inception 12/1/97)
 Return Before Taxes                      -21.31
Return After Taxes on Distributions -30.41-21.67-3.77%         0.56%
Return      After      Taxes     on -30.41      -3.78%         0.56%
Distributions   and  Sale  of  Fund       -16.88
Shares                              -18.67      -2.98%         0.45%

----------------------------------------------------------------------------
----------------------------------------------------------------

Class A Shares (inception 12/1/97)
 Return Before Taxes
Return After Taxes on Distributions -30.41%  -3.77%      0.56%
Return      After      Taxes     on -30.41%  -3.78%      0.56%
Distributions   and  Sale  of  Fund
Shares                              -18.67%  -2.98%      0.45%

----------------------------------------------------------------
----------------------------------------------------------------------------

S&P MidCap 400(R)Index (from 11/30/97)
                                       -23.45%-4.60%           3.27%       5.85%

----------------------------------------------------------------------------
----------------------------------------------------------------

S&P MidCap 400(R)Index (from
11/30/97)                           -23.45%   3.27%      5.85%

----------------------------------------------------------------
----------------------------------------------------------------------------

Class B Shares (inception 12/1/97)
                                       -30.37%-21.15%         -3.71%       0.78%

----------------------------------------------------------------------------
----------------------------------------------------------------

Class B Shares (inception 12/1/97)
                                    -30.37%  -3.71%      0.78%

----------------------------------------------------------------
----------------------------------------------------------------------------

Class C Shares (inception 12/1/97)
                                       -27.46%-19.57%         -3.36%       0.94%

----------------------------------------------------------------------------
----------------------------------------------------------------

Class C Shares (inception 12/1/97)
                                    -27.46%  -3.36%      0.94%

----------------------------------------------------------------
----------------------------------------------------------------------------

Class N Shares (inception 3/1/01)
                                       -27.16%-19.17%         -24.57%        N/A

----------------------------------------------------------------------------
----------------------------------------------------------------

Class N Shares (inception 3/1/01)
                                    -27.16%  -24.57%      N/A

----------------------------------------------------------------
----------------------------------------------------------------------------

Class Y Shares (inception 12/1/97)
                                       -25.76%-18.56%         -2.15%       2.19%

----------------------------------------------------------------------------
----------------------------------------------------------------

Class Y Shares (inception 12/1/97)
                                    -25.76%  -2.15%      2.19%

----------------------------------------------------------------
GMG Fund's average annual total returns include applicable sales charges:  for
Class A, the current maximum  initial sales charge of 5.75%;  for Class B, the contingent  deferred  sales charge of 5% (1-year) and 4% (life of class);  and for Class C and  Class N, the 1%  contingent  deferred  sales  charge  for the
1-year period.  There is no sales charge for Class Y. The returns  measure the performance  of a  hypothetical  account  and assume  that all  dividends  and capital gains  distributions  have been reinvested in additional  shares.  The performance  of the Fund's  Class A shares is compared  to the Russell  MidCap
Growth  Index,  an unmanaged  index which  measures the  performance  of those
Russell  Midcap  companies  with  higher   price-to-book   ratios  and  higher
forecasted  growth values.  The index  performance  includes  reinvestment  of income but does not reflect  transaction  costs,  expenses or taxes.  The Fund will have investments that vary from those in the index.

MidCap Fund's average annual total returns include applicable sales charges: for
Class A, the current  maximum  initial  sales charge of 5.75%;  for Class B, the contingent  deferred sales charge of 5% (1-year) and 3% (life of class); and for
Class C and Class N, the 1%  contingent  deferred  sales  charge  for the 1-year period.  There is no sales  charge for Class Y shares.  The returns  measure the performance of a hypothetical  account and assume that all dividends and capital gains  distributions  have been reinvested in additional shares. The performance of the Fund's Class A shares is compared to the S&P Midcap  400(R)Index,  an unmanaged  index of midcap equity  securities.  The index  performance  includes reinvestment  of income but does not reflect  transaction  costs,  expenses,  or taxes. The Fund's investments vary from those in the index.

     How has MidCap Fund Performed? - Below is a discussion by OppenheimerFunds,
Inc.,  of MidCap  Fund's  performance  during its fiscal year ended  October 31,
2002,  followed by a graphical  comparison  of MidCap Fund's  performance  to an appropriate broad-based market index.

     Management's  Discussion of  Performance - During the one-year  period that ended October 31, 2002,  Oppenheimer MidCap Fund suffered losses amid widespread declines in stock  prices.  We continue to focus on our  disciplined  investment strategy  that  concentrates  on the quality and  sustainability  of a company's growth,  rather  than  on the  sheer  magnitude  of its  growth.  MidCap  Fund's best-performing  stocks were concentrated in the health care area,  particularly among health care services and medical products  companies.  Another  attractive area of  investment  proved to be  market-sensitive  financials.  MidCap  Fund's relative  performance  was hurt by  declines  in cable  industry  holdings,  and individual stocks in a variety of other sectors. MidCap Fund's portfolio and our management strategies are subject to change.

      Comparing  MidCap  Fund's  Performance  to the Market - The graphs  that follow show the  performance  of a  hypothetical  $10,000  investment  in each
Class of shares of MidCap Fund held until  October 31,  2002.  Performance  is measured  from the  inception  of Class A, B, C, and Y shares on  December  1,
1997. In the case of Class N shares,  performance  is measured from  inception of the  class  on  March 1,  2001.  MidCap  Fund's  performance  reflects  the deduction  of the  maximum  initial  sales  charge  on  Class  A  shares,  the applicable  contingent  deferred  sales charge on Class B, Class C and Class N shares, and reinvestments of all dividends and capital gains distributions.

     MidCap Fund's  performance  is compared to that of the S&P  Mid-Cap 400
Index.  The S&P  Mid-Cap 400 is an unmanaged  index of 400  domestic  stocks chosen for market size liquidity, and industry group representation.

      Index  performance  reflects the  reinvestment of dividends but does not consider the effect of capital  gains or  transaction  costs,  and none of the data in the  graphs  shows  the  effect of taxes.  MidCap  Fund's  performance reflects the effects of Fund  business  and  operating  expenses.  While index
comparisons   may  be  useful  to  provide  a  benchmark   for  MidCap  Fund's
performance,  it must be noted that MidCap Fund's  investments are not limited to the securities in the index.

Class A Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
MidCap Fund (Class A) and S&P MidCap 400 Index.

[Line Graph]

---------------------------------------------------------------------------------
          Date          Value of Investment in Fund     S&P Midcap 400 Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/01/1997                  $9,425                     $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1997                  $9,774                     $10,388
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1998                 $11,772                     $11,532
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1998                 $12,450                     $11,285
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1998                  $9,906                      $9,652
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1998                 $12,683                     $12,374
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1999                 $14,230                     $11,584
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1999                 $16,155                     $13,224
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1999                 $17,231                     $12,113
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1999                 $24,714                     $14,195
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2000                 $31,065                     $15,996
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2000                 $30,301                     $15,469
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2000                 $32,433                     $17,348
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2000                 $22,034                     $16,680
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2001                 $15,684                     $14,883
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2001                 $16,476                     $16,842
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2001                 $13,570                     $14,052
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2001                 $14,513                     $16,580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2002                 $13,957                     $17,694
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2002                 $12,164                     $16,047
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2002                 $10,258                     $13,392
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2002                 $10,503                     $14,173
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2003                 $10,305                     $13,545
---------------------------------------------------------------------------------

Class B Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
MidCap Fund (Class B) and S&P MidCap 400 Index.

[Line Graph]

---------------------------------------------------------------------------------
          Date             Value of Investment in Fund  S&P Midcap 400 Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/01/1997                 $10,000                     $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1997                 $10,370                     $10,388
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1998                 $12,460                     $11,532
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1998                 $13,150                     $11,285
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1998                 $10,440                      $9,652
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1998                 $13,356                     $12,374
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1999                 $14,968                     $11,584
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1999                 $16,971                     $13,224
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1999                 $18,052                     $12,113
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1999                 $25,842                     $14,195
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2000                 $32,430                     $15,996
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2000                 $31,569                     $15,469
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2000                 $33,732                     $17,348
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2000                 $22,868                     $16,680
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2001                 $16,250                     $14,883
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2001                 $17,041                     $16,842
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2001                 $14,007                     $14,052
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2001                 $14,958                     $16,580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2002                 $14,358                     $17,694
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2002                 $12,485                     $16,047
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2002                 $10,503                     $13,392
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2002                 $10,733                     $14,173
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2003                 $10,423                     $13,545
---------------------------------------------------------------------------------

Class C Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
MidCap Fund (Class C) and S&P MidCap 400 Index.

[Line Graph]

---------------------------------------------------------------------------------
          Date              Value of Investment in      S&P Midcap 400 Index
                                    Fund
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/01/1997                 $10,000                     $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1997                 $10,370                     $10,388
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1998                 $12,470                     $11,532
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1998                 $13,160                     $11,285
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1998                 $10,450                      $9,652
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1998                 $13,346                     $12,374
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1999                 $14,958                     $11,584
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1999                 $16,951                     $13,224
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1999                 $18,032                     $12,113
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1999                 $25,822                     $14,195
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2000                 $32,420                     $15,996
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2000                 $31,559                     $15,469
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2000                 $33,722                     $17,348
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2000                 $22,868                     $16,680
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2001                 $16,250                     $14,883
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2001                 $17,041                     $16,842
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2001                 $13,997                     $14,052
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2001                 $14,948                     $16,580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2002                 $14,348                     $17,694
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2002                 $12,485                     $16,047
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2002                 $10,503                     $13,392
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2002                 $10,733                     $14,173
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2003                 $10,513                     $13,545
---------------------------------------------------------------------------------

Class N Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
MidCap Fund (Class N) and S&P MidCap 400 Index.

[Line Graph]

---------------------------------------------------------------------------------
          Date          Value of Investment in Fund     S&P Midcap 400 Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/01/2001                 $10,000                     $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2001                  $8,506                      $9,257
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2001                  $8,930                     $10,475
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2001                  $7,349                      $8,740
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2001                  $7,861                     $10,312
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2002                  $7,554                     $11,005
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2002                  $6,576                      $9,980
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2002                  $5,542                      $8,329
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2002                  $5,670                      $8,815
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2003                  $5,558                      $8,424
---------------------------------------------------------------------------------

Class Y Shares

Comparison of Change in Value of $10,000 Hypothetical Investments in:
MidCap Fund (Class Y) and S&P MidCap 400 Index.

[Line Graph]

---------------------------------------------------------------------------------
          Date          Value of Investment in Fund     S&P Midcap 400 Index
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/01/1997                 $10,000                     $10,000
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1997                 $10,370                     $10,388
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1998                 $12,510                     $11,532
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1998                 $13,250                     $11,285
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1998                 $10,550                      $9,652
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1998                 $13,526                     $12,374
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/1999                 $15,199                     $11,584
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/1999                 $17,281                     $13,224
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/1999                 $18,442                     $12,113
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/1999                 $26,482                     $14,195
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2000                 $33,341                     $15,996
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2000                 $32,560                     $15,469
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2000                 $34,893                     $17,348
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2000                 $23,739                     $16,680
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2001                 $16,921                     $14,883
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2001                 $17,782                     $16,842
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2001                 $14,658                     $14,052
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2001                 $15,699                     $16,580
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2002                 $15,118                     $17,694
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       06/30/2002                 $13,196                     $16,047
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       09/30/2002                 $11,144                     $13,392
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       12/31/2002                 $11,444                     $14,173
---------------------------------------------------------------------------------
---------------------------------------------------------------------------------
       03/31/2003                 $11,224                     $13,545
---------------------------------------------------------------------------------

What are other Key Features of the Funds?

      The   description  of  certain  key  features  of  the  Funds  below  is
supplemented   by  each  Fund's   Prospectus   and   Statement  of  Additional
Information, which are incorporated by reference.

Investment  Management  and  Fees -  Under  each  Fund's  investment  advisory agreement,  the Fund pays the Manager an  advisory  fee at an annual rate that declines on additional assets as the Fund grows.

-------------------------------------------------------------------------------------
                 GMG Fund                                 MidCap Fund
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
1.20% of the first $400 million of         0.75% of the first $200 million of
average annual net assets,                 average annual net assets,
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
1.10% of the next $400 million, and        0.72% of the next $200 million,
-------------------------------------------------------------------------------------
-------------------------------------------------------------------------------------
1.00% of average annual net assets in      0.69% of the next $200 million,
excess of $800 million.
-------------------------------------------------------------------------------------
                                        -------------------------------------------
                                        0.66% of the next $200 million,
                                        -------------------------------------------
                                        -------------------------------------------
                                        0.60% of the next $700 million,
                                        -------------------------------------------
                                        -------------------------------------------
                                        0.58% of the next $1 billion, and
                                        -------------------------------------------
                                        -------------------------------------------
                                        0.56% of average annual net assets in
                                        excess of $2.5 billion.
                                        -------------------------------------------

Based on average annual net assets of the respective Fund.

      The management fee for GMG Fund for the twelve months ended March 31,
2003 was 1.20% of the average annual net assets for each class of shares.
The management fee for MidCap Fund for the twelve months ended March 31, 2003 was 0.70% of the average annual net assets for each class of shares.  The
12b-1 distribution plans for both Funds were substantially similar.

---------------------------------------------------------------------------
                    Opp MidCap     Opp GMG        Combined Pro Forma
03/31/03            Class A        Class A        Class A
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Management Fee          0.70%          1.20%               0.70%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
12b-1 Fees              0.22%          0.02%1              0.22%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Other Expenses          0.69%          0.58%               0.69%
---------------------------------------------------------------------------
---------------------------------------------------------------------------
Total Expenses          1.61%          1.80%               1.61%
---------------------------------------------------------------------------

"Other Expenses" include transfer agent fees and custodial, accounting and legal expenses the Funds pay.  This chart is for illustrative purposes only.
1.  Class A shares 12b-1 fee is not the full 25 basis points due to monies invested by OppenheimerFunds, Inc.

      The net assets under  management  for MidCap Fund on March 31, 2003 were
$684,398,615,  as  compared to  $3,259,981  for GMG Fund.  Effective  upon the
Closing of the  Reorganization,  the  management  fee rate for MidCap  Fund is expected to be 0.70% of average annual net assets based on combined  assets of the Funds as of March 31,  2003.  Additionally,  the "Other  Expenses"  of the
surviving  Fund are expected to be the same as the "Other  Expenses" of MidCap
Fund.

      For  a  detailed  description  of  each  Fund's  investment   management
agreement,   see  the  section  below   entitled   "Comparison  of  Investment
Objectives  and  Policies  - How  do  the  Account  Features  and  Shareholder
Services for the Funds Compare?"

      Transfer  Agency and Custody  Services - Both Funds receive  shareholder accounting and other clerical services from  OppenheimerFunds  Services in its capacity as transfer  agent and dividend  paying  agent.  It acts on an annual per-account  fee  basis  for both  Funds.  The  terms of the  transfer  agency agreement for both Funds are substantially similar.

      Citibank,  N.A., located at 111 Wall Street, New York, NY 10005, acts as custodian of the securities and other assets of both GMG Fund and MidCap Fund.

      Distribution   Services  -  OppenheimerFunds   Distributor,   Inc.  (the
"Distributor")  acts  as the  principal  underwriter  in a  continuous  public offering  of shares of both  Funds,  but is not  obligated  to sell a specific number of shares.  Both Funds have  adopted  distribution  and  service  plans under Rule 12b-1 of the Investment Company Act for their Class A shares.

      The 12b-1 fees for Class A shares of both GMG Fund and  MidCap  Fund are service  plan fees which are a maximum  of 0.25% of average  annual net assets of Class A shares.  The 12b-1  fees for Class B, Class C and Class N shares of both Funds are  Distribution and Service plan fees which include a service fee of 0.25% of average  annual net assets  and an  asset-based  sales  charge for
Class B and Class C shares of 0.75% and an  asset-based  sales charge of 0.25%
for Class N shares of the average annual net assets.

      For  a  detailed   description   of  each  Fund's   distribution-related
services,  see the section below titled  "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

      Purchases, Redemptions,  Exchanges and other Shareholder Services - Both
Funds have nearly the same  requirements  and  restrictions in connection with purchases,  redemptions and exchanges.  In addition, each Fund also offers the same  types of  shareholder  services.  More  detailed  information  regarding purchases, redemptions,  exchanges and shareholder services can be found below in the section below titled "Comparison of Investment  Objectives and Policies
- How  do  the  Account  Features  and  Shareholder  Services  for  the  Funds
Compare?"

      Dividends and  Distributions - Both Funds declare  dividends  separately for each class of shares from net  investment  income  annually  and pay those dividends to  shareholders in December on a date selected by the Board of each
Fund.

      For a  detailed  description  of each  Fund's  policy on  dividends  and distributions,  see the section entitled "Comparison of Investment  Objectives and Policies - How do the Account  Features and  Shareholder  Services for the
Funds Compare?"

  What are the Principal Risks of an Investment in GMG Fund and MidCap Fund?

      As with  most  investments,  investments  in  MidCap  Fund  and GMG Fund involve  risks.  There can be no  guarantee  against  loss  resulting  from an investment  in either Fund,  nor can there be any  assurance  that either Fund
will  achieve  its  investment   objective.   The  risks  associated  with  an
investment in each Fund are similar.  Because both Funds invest  substantially in  stocks  of U.S.  companies,  the value of each  Fund's  portfolio  will be affected  by  changes in the U.S.  stock  markets.  The  prices of  individual stocks do not all move in the same  direction  uniformly  at the same time and the volatility of their prices at times may be great.  A particular  company's stock  price can be affected by among  other  things a poor  earnings  report, loss of major customers,  major litigation against the company,  or changes in government regulations affecting the company or its industry.

      For more information about the risks of the Funds, see "What are the main risks associated with investment in the Funds?" under the heading
"Comparison of Investment Objectives and Policies."

                        REASONS FOR THE REORGANIZATION

      At a meeting of the Board of Trustees of GMG Fund held April 28, 2003, the Board considered whether to approve the proposed Reorganization and reviewed and discussed with the Manager and independent legal counsel the materials provided by the Manager relevant to the proposed Reorganization.
Included in the materials was information with respect to the Funds'
respective investment objectives and policies, management fees, distribution fees and other operating expenses, historical performance and asset size.

      The  Board  reviewed  information  demonstrating  that  GMG  Fund  is  a relatively  smaller fund with  approximately  $3.6 million in net assets as of
April  23,  2003.  The  Board  anticipates  that GMG  Fund's  assets  will not increase  substantially  in size in the near  future.  In  comparison,  MidCap
Fund had  approximately  $723.1  million in net  assets as of April 23,  2003.
After  the   Reorganization,   the  shareholders  of  GMG  Fund  would  become
shareholders  of a larger  fund  that is  anticipated  to have  lower  overall operating  expenses  than GMG Fund.  There  can be no  assurances  that  lower operating  expenses  will  continue  into the future.  Economies  of scale may benefit shareholders of GMG Fund.

      The Board  considered  the fact that both Funds have similar  investment
objectives  of  seeking   capital   appreciation.   Additionally,   the  Board
considered  that  both  Funds  invest  in  growth  companies.  However,  their respective  focuses are  different.  Under normal  market  conditions,  MidCap
Fund invests at least 80% of its net assets (plus  borrowings  for  investment purposes)  in  equity  securities  of  growth  companies  that  have a  market capitalization  of  between  $2  billion  and $11.5  billion  (referred  to as
"mid-cap"  stocks).  It currently  invests mainly in equity securities of U.S.
companies.  GMG Fund invests  primarily in securities of growth companies that are creating fundamental changes in the economy.

      The Board noted that MidCap  Fund's  management  fee is currently  lower than  that  of  GMG  Fund.  The  Board  also  considered  that  MidCap  Fund's performance has been better than that of GMG Fund.

      The Board also considered  that the procedures for purchases,  exchanges and  redemptions  of shares of both Funds are very similar and that both Funds offer the same investor services and options.

     The Board also  considered the terms and conditions of the  Reorganization, including  that  there  would  be no  sales  charge  imposed  in  effecting  the
Reorganization  and  that  the  Reorganization  is  expected  to  be a  tax-free reorganization.  The  Board  concluded  that  GMG  Fund's  participation  in the transaction  is in  the  best  interests  of  the  Fund  and  its  shareholders, notwithstanding  that  the  lower  pro  forma  expenses  of the  combined  funds
(relative to GMG Fund) and the historically better performance of MidCap Fund is subject to change, and that the Reorganization would not result in a dilution of the interests of existing shareholders of GMG Fund.

      After  consideration  of the above  factors,  and such other factors and information  as the Board of GMG Fund deemed  relevant,  the Board,  including the Trustees who are not  "interested  persons" (as defined in the  Investment
Company Act) of either GMG Fund or the Manager (the  "Independent  Trustees"),
unanimously  approved the Reorganization and the Reorganization  Agreement and
voted to recommend its approval to the shareholders of GMG Fund.

      The Board of MidCap Fund also determined that the  Reorganization was in the best  interests of MidCap Fund and its  shareholders  and that no dilution would result to those  shareholders.  MidCap Fund  shareholders do not vote on the  Reorganization.  The  Board of MidCap  Fund,  including  the  Independent
Trustees,  unanimously  approved  the  Reorganization  and the  Reorganization
Agreement.

      For the  reasons  discussed  above,  the  Board,  on behalf of GMG Fund, recommends  that you vote FOR the  Reorganization  Agreement.  If shareholders of GMG Fund do not approve the  Reorganization  Agreement,  the Reorganization will not take place.

                     INFORMATION ABOUT THE REORGANIZATION

This is only a summary of the material  terms of the  Reorganization  Agreement.
You should read the actual form of Reorganization  Agreement.  It is attached as
Exhibit A.

How Will the Reorganization be Carried Out?

      If the  shareholders of GMG Fund approve the  Reorganization  Agreement, the  Reorganization  will take place after various conditions are satisfied by
GMG Fund and  MidCap  Fund,  including  delivery  of  certain  documents.  The
Closing Date is presently  scheduled  for  September 5, 2003 and the Valuation
Date is presently scheduled for September 4, 2003.

      If shareholders of GMG Fund approve the  Reorganization  Agreement,  GMG
Fund will  deliver to MidCap Fund  substantially  all of its net assets on the closing  date.  In exchange,  shareholders  of GMG Fund will receive  Class A,
Class B, Class C,  Class N and Class Y MidCap  Fund  shares  that have a value equal  to the  dollar  value of the  assets  delivered  by GMG Fund to  MidCap
Fund.  GMG Fund will then be  liquidated  and its  outstanding  shares will be cancelled.  The stock transfer  books of GMG Fund will be  permanently  closed at the close of business  on the  Valuation  Date.  Only  redemption  requests received  by the  Transfer  Agent in  proper  form on or  before  the close of business  on the  Valuation  Date will be  fulfilled  by GMG Fund.  Redemption requests  received  after  that time  will be  considered  requests  to redeem shares of MidCap Fund.

     Shareholders  of GMG Fund who vote their Class A, Class B, Class C, Class N and Class Y shares in favor of the Reorganization  will be electing in effect to redeem their shares of GMG Fund at net asset value on the Valuation Date,  after
GMG Fund subtracts a cash reserve,  and reinvests the proceeds in Class A, Class
B, Class C, Class N and Class Y shares of MidCap  Fund at net asset  value.  The cash reserve is that amount retained by GMG Fund, which is deemed  sufficient in the  discretion  of the Board for the payment of the Fund's  outstanding  debts,
taxes,   and  expenses  of  liquidation.   The  cash  reserve  will  consist  of
approximately  $18,200 cash. This amount of cash reserve is reflected in the pro forma  presentation  of NAV.  MidCap Fund is not  assuming any debts of GMG Fund except debts for unsettled securities  transactions and outstanding dividend and redemption  checks.  Any debts paid out of the cash reserve will be those debts, taxes or expenses of  liquidation  incurred by GMG Fund on or before the Closing
Date. GMG Fund will recognize  capital gains or losses on any sales of portfolio securities  made  prior to the  Reorganization.  The sales  contemplated  in the
Reorganization  are  anticipated to be in the ordinary course of business of GMG
Fund's activities.

      Under the  Reorganization  Agreement,  within one year after the Closing
Date,  GMG Fund shall:  (a) either pay or make  provision for all of its debts and taxes;  and (b)  either  (i)  transfer  any  remaining  amount of the cash reserve to MidCap Fund, if such  remaining  amount is not material (as defined below) or (ii)  distribute  such remaining  amount to the  shareholders of GMG
Fund who were  shareholders on the Valuation Date. The remaining  amount shall be deemed to be material if the amount to be distributed,  after deducting the estimated  expenses of the distribution,  equals or exceeds one cent per share of the number of GMG Fund shares  outstanding on the Valuation  Date. In order to qualify for this rebate,  it is not necessary for a shareholder of GMG Fund to continue to hold shares of the combined  entity after the Closing  Date. If the cash  reserve is  insufficient  to satisfy any of GMG Fund's  liabilities, the Manager will assume  responsibility  for any such  unsatisfied  liability.
Within  one  year  after  the  Closing  Date,   GMG  Fund  will  complete  its
liquidation.

      Under the Reorganization Agreement, either GMG Fund or MidCap Fund may abandon and terminate the Reorganization Agreement for any reason and there shall be no liability for damages or other recourse available to the other
Fund, provided, however, that in the event that one of the Funds terminates this Agreement without reasonable cause, it shall, upon demand, reimburse the other Fund for all expenses, including reasonable out-of-pocket expenses and fees incurred in connection with this Agreement.

      To the  extent  permitted  by law,  the  Funds  may  agree to amend  the
Reorganization  Agreement without  shareholder  approval.  They may also agree to  terminate  and  abandon the  Reorganization  at any time before or, to the extent permitted by law, after the approval of shareholders of GMG Fund.

Who Will Pay the Expenses of the Reorganization?

      The cost of printing  and mailing  the proxies and this  Prospectus  and
Proxy  Statement  will be borne by GMG Fund.  Those printing costs and mailing costs are  estimated  to be $7,748 and $10,966,  respectively.  The Funds will bear  the  cost of  their  respective  tax  opinions.  Any  documents  such as existing  prospectuses  or  annual  reports  that are  included  in the  proxy mailing or at a  shareholder's  request will be a cost of the Fund issuing the
document.    Any   other   out-of-pocket    expenses   associated   with   the
Reorganization will be paid by the Funds in the amounts incurred by each.

The approximate cost of the Reorganization is $38,433 for GMG

Fund, and $18,000 for MidCap Fund.

What are the Tax Consequences of the Reorganization?

     The Reorganization is intended to qualify as a tax-free  reorganization for federal income tax purposes under Section 368(a)(1) of the Internal Revenue Code of 1986, as amended.  Based on certain assumptions and representations  received from GMG Fund and MidCap  Fund,  it is  expected  to be the  opinion of Deloitte
&  Touche LLP, tax advisor to GMG Fund,  that  shareholders of GMG Fund will not  recognize  any gain or loss for federal  income tax purposes as a result of the exchange of their shares for shares of MidCap Fund, and that shareholders of
MidCap  Fund will not  recognize  any gain or loss upon  receipt  of GMG  Fund's assets.  If this type of tax opinion is not forthcoming by the Closing Date, the
Fund  may  still  choose  to  go  forward  with  the   reorganization,   pending
re-solicitation of shareholders and shareholder approval.  In addition,  neither
Fund is expected to recognize a gain or loss as a result of the Reorganization.

     Immediately prior to the Valuation Date, GMG Fund will pay a dividend which will have the  effect of  distributing  to GMG  Fund's  shareholders  all of GMG
Fund's net  investment  company  taxable  income for taxable  years ending on or prior  to the  Closing  Date  (computed  without  regard  to any  deduction  for dividends  paid) and all of its net capital gains,  if any,  realized in taxable years ending on or prior to the Closing Date (after  reduction for any available capital  loss  carry-forward).  Such  dividends  will be included in the taxable income  of  GMG  Fund's  shareholders  as  ordinary  income  and  capital  gain, respectively.

     You will  continue to be  responsible  for tracking  the purchase  cost and holding period of your shares and should consult your tax advisor  regarding the effect, if any, of the Reorganization in light of your individual circumstances.
You should  also  consult  your tax  advisor as to state and local and other tax consequences, if any, of the Reorganization because this discussion only relates to federal income tax consequences.

What should I know about Class A, Class B, Class C, Class N and Class Y shares of MidCap Fund?

      The rights of  shareholders  of both Funds are  substantially  the same.
The Declarations of Trust and By-Laws of both Funds are substantially  similar with respect to rights  voting for the  election of  Trustees,  and rights for mergers,  liquidations and distributions,  and redemptions.  Class A, Class B,
Class C, Class N and/or Class Y shares of MidCap Fund will be  distributed  to shareholders  of Class A, Class B,  Class C, Class N and/or  Class Y shares of
GMG Fund,  respectively,  in connection  with the  Reorganization.  Each share will be fully paid and nonassessable  when issued,  will have no preemptive or conversion  rights and will be  transferable on the books of MidCap Fund. Each
Fund's  Declaration of Trust contains an express  disclaimer of shareholder or
Trustee   liability   for   the   Fund's   obligations,   and   provides   for
indemnification  and  reimbursement  of expenses  out of its  property for any shareholder held personally  liable for its obligations.  Neither Fund permits cumulative voting.  The shares of MidCap Fund will be recorded  electronically in each  shareholder's  account.  MidCap Fund will then send a confirmation to
each  shareholder.   Class  A  shareholders  of  GMG  Fund  whose  shares  are
represented by outstanding  share  certificates will not be allowed to redeem, transfer or pledge  shares of MidCap Fund they  receive in the  Reorganization until the exchanged GMG Fund  certificates  have been returned to the Transfer
Agent.  Shareholders  of Class B,  Class C,  Class N and Class Y shares of GMG
Fund do not  have  certificates  representing  shares.  Their  shares  will be cancelled.

      Like GMG Fund,  MidCap Fund does not routinely  hold annual  shareholder meetings.

            COMPARISON OF INVESTMENT OBJECTIVES AND POLICIES

     This section describes key investment policies of GMG Fund and MidCap Fund, and  certain  noteworthy  differences  between  the  investment  objectives  and policies  of  the  two  Funds.  For a  complete  description  of  MidCap  Fund's investment  policies and risks,  please review its  prospectus  and Statement of
Additional  Information  dated December 23, 2002. That Prospectus is attached to this Prospectus and Proxy Statement as an enclosure.

     Are there any significant differences between the investment objectives and strategies of the Funds?

      In considering  whether to approve the  Reorganization,  shareholders of
GMG Fund should  consider the differences in investment  objectives,  policies and risks of the Funds.  Further  information  about  MidCap Fund is set forth in its Prospectus,  which  accompanies this Prospectus and Proxy Statement and is incorporated herein by reference.  Additional  information about both Funds is set forth in their  respective  Statements  of Additional  Information  and
Annual  Reports,  which may be obtained  upon request to the  Transfer  Agent.
See "Information about GMG Fund" and "Information about MidCap Fund."

      GMG Fund and MidCap Fund have similar investment objectives. Both
Funds' investment objective is to seek capital appreciation, though GMG Fund seeks long-term capital appreciation.  GMG Fund invests in companies of any size but primarily focuses on securities of small to mid sized companies.
MidCap Fund invests primarily in mid cap stocks.

     MidCap  Fund may invest its  assets in a variety  of  industry  categories, although  it may  from  time  to  time  emphasize  investments  in  one or  more
industries.   For  example,  MidCap  Fund  has  at  certain  times,  invested  a significant amount of its assets in technology  companies.  MidCap Fund does not concentrate 25% or more of its investments in companies in any one industry.

What are the Main Risks Associated with an investment in the Funds?

      Like  all  investments,  an  investment  in both of the  Funds  involves risk.  There is no  assurance  that  either  Fund  will  meet  its  investment
objective.   The   achievement   of  the  Funds'  goals  depends  upon  market
conditions,   generally,   and  on  the  portfolio  manager's  analytical  and
portfolio  management  skills. The risks described below collectively form the risk  profiles  of  the  Funds,  and  can  affect  the  value  of  the  Funds'
investments,  investment  performance and prices per share.  There is also the risk that poor  securities  selection  by the  Manager  will cause the Fund to underperform  other funds  having a similar  objective.  These risks mean that you can lose money by investing  in either Fund.  When you redeem your shares, they may be worth more or less than what you paid for them.

How Do the Investment Policies of the Funds Compare?

      Both  funds  invest  primarily  in mid-cap  stocks.  GMG Fund can invest without limit in foreign  securities.  GMG Fund  currently  does not intend to invest more than 25% of its net assets in foreign securities.  Although MidCap
Fund invests  primarily in equity  securities of U.S.  companies,  it can also buy foreign stocks.

      Risks of  Investing  in Stocks.  Stocks  fluctuate  in price,  and their short-term  volatility  at  times  may be  great.  Because  the  Funds  invest primarily  in  common  stocks,  the  value of each  Fund's  portfolio  will be affected  by  changes  in the stock  markets.  Market  risk will  affect  each
Fund's net asset value per share,  which will  fluctuate  as the values of the respective  Fund's  portfolio  securities  change.  A variety of  factors  can affect the price of a particular stock and the prices of individual  stocks do not all move in the same  direction  uniformly or at the same time.  Different stock markets may behave differently from each other.

      Other  factors  can  affect a  particular  stock's  price,  such as poor earnings  reports by the issuer,  loss of major  customers,  major  litigation against the issuer, or changes in government  regulations affecting the issuer or its industry.

      Industry  and  Sector  Focus.  At  times  the  Funds  may  increase  the relative emphasis of its investments in a particular  industry or sector.  The prices of stocks of issuers in a  particular  industry of sector may go up and down in response to changes in economic  conditions,  government  regulations, availability of basic resources or supplies,  or other events that affect that industry or sector more than others.  To the extent that a Fund  increases the relative emphasis of its investments in a particular  industry or sector,  its share values may  fluctuate in response to events  affecting  that industry or sector.

      Risks of Growth Stocks.  Stocks of growth companies,  particularly newer companies,  may offer opportunities for greater long-term capital appreciation but may be more volatile than stocks of larger,  more  established  companies.
They have greater risks if the company's  earnings growth or stock price fails to increase as expected.

      Risks of Technology  Stocks.  The MidCap Fund may also be subject to the risks  associated  with  technology  stocks.  To the extent the MidCap Fund is invested in stocks of technology companies,  the value of the Fund's shares is
particularly   vulnerable  to  risks  affecting  technology  companies  and/or companies that affect those technology  companies.  The technology  sector has historically  exhibited great  fluctuations in valuations.  The Fund's Manager
takes  this  into  account  when  evaluating  the  long-term   merits  of  its
investments.

      The stock prices of technology  companies during the past few years have been  highly  volatile,  largely  due to the rapid pace of product  change and development  within this  sector.  This  phenomenon  may also result in future stock price  volatility.  In  addition,  technologies  that are  dependent  on consumer  demand  may be  more  sensitive  to  changes  in  consumer  spending
patterns.    Technology    companies   focusing   on   the   information   and
telecommunications  sectors may also be subject to international,  federal and
state  regulations  and  may  be  adversely   affected  by  changes  in  those
regulations.

      Special  Risks of Mid-Cap  Stocks.  In addition,  the MidCap Fund may be subject  to the  risks  associated  with the  Fund's  investments  in  mid-cap companies.  While  stocks  of  mid-cap  companies  may offer  greater  capital appreciation  potential than investments in larger  capitalization  companies, they  may  also  present  greater  risks.  Mid-Cap  stocks  tend  to  be  more sensitive to changes in an issuer's earnings  expectations.  They tend to have lower  trading  volumes  than large  capitalization  securities.  As a result, they may experience more abrupt and erratic price movements.

      Since  mid-cap  companies   typically  reinvest  a  high  proportion  of
earnings in their own  businesses,  they may lack the dividend  yield that can help cushion  their total return in a declining  market.  Many mid-cap  stocks are traded in  over-the-counter  markets and therefore may be less liquid than stocks of larger  exchange-traded  issuers.  That means  that the MidCap  Fund could have  greater  difficulty  selling a security  at an  acceptable  price, especially  in  periods  of  market  volatility.  That  factor  increases  the potential for losses to the Fund.

How Do the Investment Policies of the Funds Compare?

      Other Equity  Securities.  While MidCap Fund  emphasizes  investments in
common  stocks,  it  can  buy  preferred   stocks,   warrants  and  securities
convertible  into  common  stock,  which may be  subject  to credit  risks and interest  rate  risks.  Midcap  Fund will not  invest  more than 5% of its net assets in convertible  securities that are rated below  investment  grade by a nationally  recognized rating organization such as Moody's Investor Service or that are assigned a comparable rating by the Midcap Fund's Manager.

      Similarly,  while GMG Fund also emphasizes investments in common stocks, it can also buy preferred stocks,  warrants,  and securities  convertible into common  stock.  GMG Fund may invest in the stocks of  companies of every size, small, medium and large capitalization.

      Cyclical  Opportunities.  Each Fund may also seek to take  advantage  of changes in the business  cycle by investing in companies that are sensitive to those changes,  if the Manager or the  Adviser/Sub-Adviser  believes they have growth  potential.  For example,  when the economy is expanding,  companies in the consumer  durables and technology  sectors may benefit and offer long-term growth  opportunities.  The MidCap  Fund  focuses on seeking  growth  over the ling  term,  but may seek to take  tactical  advantage  of  short-term  market movements or events affecting particular issuers or industries.

      Illiquid  and  Restricted   Securities.   Investments  may  be  illiquid
because  they do not have an active  trading  market,  making it  difficult to value them or dispose of them  promptly at an acceptable  price.  A restricted security  is one that has a  contractual  restriction  on its  resale or which cannot be sold publicly  until it is registered  under the  Securities  Act of
1933.  Neither  MidCap  nor GMG  Fund  will  invest  more  than 15% of its net assets in illiquid or restricted  securities.  Certain  restricted  securities that are eligible for resale to qualified institutional  purchasers may not be subject to that limit.  The Manager monitors  holdings of illiquid  securities on an ongoing  basis to  determine  whether to sell any  holdings  to maintain adequate liquidity.

      Foreign  Investing.  GMG  Fund  can  invest  without  limit  in  foreign securities.  The Fund  currently  does not  intend to invest  more than 25% of its net assets in foreign  securities.  It can buy  securities of both foreign governments and companies.

      MidCap  Fund can buy  securities  in any  country,  including  developed countries  and emerging  markets.  The Fund has no limits on the amount of its assets  that  can be  invested  in  foreign  securities,  but has  adopted  an operating policy limiting its investments in foreign  securities to 10% of its total assets. It does not expect to invest  substantial  amounts of its assets in foreign stocks.

      While foreign  securities  may offer special  investment  opportunities, they are subject to special  risks that can reduce the Fund's share prices and returns.

      Special Risks of Emerging Markets.  Both GMG Fund and MidCap Fund can
invest in emerging markets. Emerging and developing markets abroad may also offer special opportunities for growth investing but have greater risks than more developed foreign markets, such as those in Europe, Canada, Australia,
New Zealand and Japan. There may be less liquidity in their securities markets, and settlements of purchases and sales of securities may be subject to additional delays. They are subject to greater risks of limitations on the repatriation of income and profits because of currency restrictions imposed by local governments. Those countries may also be subject to the risk of greater political and economic instability, which can greatly affect the volatility of prices of securities in those countries.

      Derivative  Investments.  Both Funds can invest in a number of different kinds of "derivative"  investments.  In general terms, a derivative investment is an  investment  contract  whose value  depends on (or is derived  from) the value  of an  underlying  asset,  interest  rate or  index.  Options,  futures contracts,  structured notes such as indexed securities or inverse securities, collateralized  mortgage  obligations  ("CMOs")  and hedging  instruments  are
"derivative  instruments" GMG Fund can use. Options,  futures  contracts,  and other hedging instruments may be considered derivative  investments for MidCap
Fund.  In  addition to using  derivatives  for  hedging,  both Funds might use other  derivative  investments  because they offer the potential for increased income and principal  value.  GMG Fund and MidCap Fund are not required to use derivative investments in seeking their objectives.

      Derivatives  have risks.  If the issuer of the  derivative  does not pay the amount due,  the Funds can lose money on the  investment.  The  underlying security or investment on which the  derivative is based,  and the  derivative itself,  might not  perform the way the Manager of MidCap Fund and the Adviser or  Sub-Adviser  of GMG Fund  expected it to perform.  Interest rate and stock market  changes in the U.S. and abroad may also  influence the  performance of derivatives.  As a result  of these  risks,  both  Funds  could  realize  less principal or income from the investment  than expected or their hedge might be unsuccessful.  If that  happens,  the Funds' share prices could fall.  Certain derivative investments held by the Funds may be illiquid.

      Borrowing and  Leveraging.  For GMG Fund,  certain types of  investments or trading  strategies  (such as  borrowing  money to  increase  the amount of investment)  may be subject to leverage  risk.  This means a relatively  small market  movement  may result in large  changes in the value of an  investment.
Certain  investments or trading strategies that involve leverage can result in losses that greatly exceed the amount originally invested.  Derivatives may be difficult or  impossible  to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

      MidCap  Fund has the  ability  to borrow for  leverage  up to 10% of the value of its net  assets  from  banks on an  unsecured  basis  to  invest  the borrowed funds in portfolio  securities.  This speculative  technique is known as "leverage."  MidCap Fund may borrow only from banks.  Currently,  under the
Investment  Company  Act,  a mutual  fund may  borrow  only from banks and the maximum  amount  it  may  borrow  is up  to  one-third  of  its  total  assets
(including the amount  borrowed) less all liabilities and  indebtedness  other than  borrowing.  If the value of MidCap Fund's assets fails to meet this 300%
asset  coverage  requirement,  the Fund will reduce its bank debt within three days to meet the requirement.  To do so, the Fund might have to sell a portion of its investments at a disadvantageous time.

      MidCap Fund will pay interest on these loans,  and that interest expense will raise the  overall  expenses  of the Fund and reduce its  returns.  If it does borrow,  its expenses will be greater than  comparable  funds that do not borrow for  leverage.  Additionally,  MidCap  Fund's net asset value per share might  fluctuate  more  than  that of  funds  that do not  borrow.  Currently,
MidCap Fund does not contemplate  using this technique,  but if it does so, it will not likely do so to a substantial degree.

      Neither Fund expects to borrow funds for investing purposes.

      Hedging.   Both  Funds  can  buy  and  sell  certain  kinds  of  futures contracts,  put  and  call  options  and  forward  contracts.  These  are  all referred to as "hedging  instruments."  The Funds are not required to hedge to seek  their  objectives.  The Funds have  limits on their use of  hedging  and types  of  hedging  instruments  that  can be  used,  and do not use  them for speculative purposes.

      Some of these  strategies  could be used to hedge the  Funds'  portfolio against price fluctuations.  Other hedging strategies,  such as buying futures and call  options,  could  increase  the  Funds'  exposure  to the  securities market.  Forward  contracts  can be used  to try to  manage  foreign  currency risks on both Funds'  foreign  investments.  Foreign  currency  options can be used to try to  protect  against  declines  in the  dollar  value  of  foreign securities  the Funds own,  or to protect  against an  increase  in the dollar cost of buying foreign securities.

      There are also special risks in particular hedging  strategies.  Options trading  involves  the payment of premiums  and has special tax effects on the
Funds.  If the  Adviser  or  Sub-Adviser  for GMG Fund,  and the  Manager  for
MidCap  Fund use a  hedging  instrument  at the wrong  time or  judged  market conditions  incorrectly,  the hedge might fail and the  strategy  could reduce the respective  Fund's return.  Both Funds could also experience losses if the prices of their futures and options  positions are not  correlated  with their other  investments  or if they  could not close out a  position  because of an illiquid market.

      Portfolio  Turnover.  Both  Funds can  engage in  short-term  trading to achieve their respective  objectives.  Portfolio  turnover  affects  brokerage costs the Funds  pay.  If GMG Fund  realizes  capital  gains when it sells its portfolio investments,  generally it must pay out those gains to shareholders, increasing  non-retirement  plan or non-IRA or  non-education  savings account shareholders'  taxable  distributions.  If MidCap Fund realizes  capital gains when it sells  its  portfolio  investments,  generally  it must pay out  those gains to shareholders, increasing their taxable distributions.

      Investing  in Small,  Unseasoned  Companies.  Both  Funds can  invest in securities of small,  unseasoned  companies.  These  companies that have been in operation for less than three (3) years,  including  the  operations of any predecessors.  Securities  of these  companies may be subject to volatility in their  prices.  They may have a limited  trading  market,  which may adversely affect  the  Funds'  ability  to  dispose of them and can reduce the price the
Funds might be able to obtain for them.  Other  investors  that own a security issued by a small,  unseasoned  issuer for which  there is  limited  liquidity might trade the  security  when the Funds are  attempting  to dispose of their holdings  of that  security.  In that  case the  Funds  might  receive a lower price for their  holdings  than might  otherwise be  obtained.  These are more speculative securities and can increase the Funds' overall portfolio risks.

      Repurchase  Agreements.  Both Funds can  acquire  securities  subject to repurchase agreements.  In a repurchase transaction,  the Funds buy a security from, and  simultaneously  resell it to, an approved vendor for delivery on an agreed-upon  future date.  The resale price  exceeds the purchase  price by an amount that reflects an  agreed-upon  interest  rate  effective for the period during which the repurchase  agreement is in effect.  Approved vendors include
U.S.  commercial banks, U.S. branches of foreign banks, or broker-dealers that have been  designated as primary dealers in government  securities.  They must meet credit requirements set by the Funds' Adviser from time to time.

      The  majority of these  transactions  run from day to day,  and delivery pursuant  to the  resale  typically  occurs  within  one to  five  days of the purchase.  Repurchase  agreements  having a  maturity  beyond  seven  days are subject to the Funds' limits on holding illiquid  investments.  The Funds will not enter into a  repurchase  agreement  that  causes more than 15% of each of their net  assets to be  subject to  repurchase  agreements  having a maturity beyond  seven (7) days.  There is no limit on the  amount  of the  Funds'  net assets  that may be subject to  repurchase  agreements  having  maturities  of seven days or less.

      Purchase and Sale  Contracts.  GMG Fund may enter into purchase and sale
contracts.   A  purchase  and  sale   contract  is  similar  to  a  repurchase
agreement,  but  purchase  and  sale  contracts  provide  that  the  purchaser receives any interest on the  security  paid during the period.  If the seller fails to repurchase the security and the market value  declines,  GMG Fund may lose money.

      Short  Sales.  GMG Fund has the  ability  to have up to 20% of its total assets  in short  positions.  GMG Fund may  make  short  sales of  securities, either as a hedge against potential  declines in value of a portfolio security or to  realize  appreciation  when a  security  that  the  Fund  does  not own declines in value.  When GMG Fund makes a short sale,  it borrows the security sold short and  delivers  it to the  broker-dealer  through  which it made the short sale as  collateral  for its  obligation  to deliver the  security  upon conclusion  of the sale.  The Fund may have to pay a fee to borrow  particular securities and is often  obligated to turn over any payments  received on such borrowed securities to the lender of the securities.

      GMG Fund's  obligations to replace the borrowed security will be secured by collateral deposited with the broker-dealer,  usually cash, U.S. Government securities  or  other  liquid  securities  similar  to  those  borrowed.  With respect  to  uncovered  short  positions,  GMG Fund will also be  required  to deposit  similar  collateral  with  its  custodian  to  the  extent,  if  any, necessary so that the value of both  collateral  deposits in the  aggregate is at all  times  equal  to at  least  100% of the  current  market  value of the security sold short.  Depending on arrangements  made with the broker - dealer from which it borrowed the  security,  regarding  payment over of any payments received by the Fund on such  security,  the Fund may not receive any payments
(including interest) on its collateral deposited with such broker-dealer.

      GMG Fund  will not make a short  sale if,  after  giving  effect to such sale,  the market value of all  securities  sold short exceeds 5% of the value of its total assets.

      Temporary  Defensive  and  Interim  Investments.  In times of adverse or unstable market,  economic or political  conditions,  both Funds can invest up
to  100%  of  their  assets  in  temporary  defensive   investments  that  are
inconsistent with the Fund's principal investment  strategies.  Generally they
would  be  cash  equivalents   (such  as  commercial   paper),   money  market
instruments,   short-term  debt  securities,   U.S.   government   securities,
repurchase  agreements  and in  the  case  of GMG  Fund,  purchase  and  sales contracts.  They could include other  investment  grade debt  securities.  GMG
Fund  can also  invest  in such  short-term  securities  for  cash  management purposes.  MidCap Fund might also hold these types of  securities  pending the investment of proceeds from the sale of Fund's shares or portfolio  securities or to meet  anticipated  redemptions  of Fund shares.  To the extent the Funds invest in these securities,  either  defensively,  or in the case of GMG Fund, for  cash  management  purposes,  they  might  not  achieve  their  investment objectives of capital appreciation.

What are the fundamental investment restrictions of the Funds?

     Both  GMG  Fund  and  MidCap  Fund  have  certain   additional   investment
restrictions  that are  fundamental  policies,  changeable  only by  shareholder approval. MidCap Fund's investment objective is a fundamental policy, GMG Fund's investment  objective  is not.  Generally,  these  investment  restrictions  are similar between the Funds and are discussed below:

         |_|      Neither Fund can buy securities  issued or guaranteed by any one issuer if more than 5% of their  total  assets  would be invested in  securities of that issuer or if they would then own more than 10%
         of that issuer's voting securities.  That restriction  applies to 75%
         of each Fund's total  assets.  The limit does not apply to securities
         issued  by  the  U.S.   government   or  any  of  its   agencies   or
         instrumentalities,  and in the case of GMG Fund,  securities of other investment companies.
      |_|   Neither  Fund can  invest  in  physical  commodities  or  physical commodity  contracts.  However,  the Funds  can buy and sell  hedging instruments  to  the  extent  specified  in  their  Prospectuses  and
         Statement  of  Additional  Information  from time to time.  The Funds
         can  also  buy  and  sell  options,  futures,   securities  or  other
         instruments  backed  by, or the  investment  return  from  which,  is linked to changes in the price of, physical commodities.
|_|   MidCap  Fund  cannot  lend  money.  However,  it can  invest in all or a portion of an issue of bonds,  debentures,  commercial paper or other similar corporate  obligations.  The Fund may also lend its portfolio securities  subject to the restrictions  stated in its Prospectus and
         Statement of  Additional  Information  and can enter into  repurchase transactions.
|_|   GMG Fund cannot make loans  except (a)  through  lending of  securities,
         (b) through the purchase of debt instruments,  loan participations or similar evidences of indebtedness,  (c) through an inter-fund lending program  with other  affiliated  funds,  and (d)  through  repurchase agreements.
      |_|   Neither Fund can concentrate  investments.  That means they cannot invest  25% or more of their  total  assets in  companies  in any one industry.
      |_|   Neither  Fund can  underwrite  securities  of other  companies.  A permitted  exception  is in case they are  deemed to be  underwriters under the Securities  Act of 1933 when reselling any securities  held in their own portfolio.
|_|   Neither  Fund can invest in real estate or in  interests in real estate.
         However,  the Funds can  purchase  readily-marketable  securities  of companies holding real estate or interests in real estate.
|_|   Neither Fund can issue "senior  securities."  However,  that restriction does not  prohibit  the Funds  from  borrowing  money  subject to the provisions set forth in their  Statements of Additional  Information, or from  entering  into  margin,  collateral  or escrow  arrangements permitted by their other investment policies.

|_|   GMG Fund cannot borrow money in excess of 33 1/3% of the value of its total assets. The Fund may borrow only from banks and/or affiliated investment companies. With respect to this fundamental policy, the
         Fund can borrow only if it maintains a 300% ratio of assets to borrowings at all times in the manner set forth in the Investment
         Company Act.  MidCap Fund does not have such a fundamental investment restriction.

How do the Account Features and Shareholder Services for the Funds Compare?

      Investment  Management - Pursuant to each investment advisory agreement, the Manager acts as the investment  advisor for both Funds.  For GMG Fund, the
Manager has retained  Gartmore Mutual Fund Capital Trust, the Sub-Advisor,  to
provide day-to-day  portfolio management for GMG Fund. The sub-advisory fee is paid by the Manager out of its management  fee. Under the Investment  Advisory
Agreement  for MidCap Fund and under the  Subadvisory  Agreement for GMG Fund, the  Manager,  Adviser,  or  Sub-Adviser  is  authorized  and  directed to (i)
regularly  provide  investment  advice and  recommendations  to each Fund with respect to the Funds'  investments,  investment  policies and the purchase and sale of  securities  and other  investments;  (ii)  supervise  and monitor the investment  program  of each  Fund and the  composition  of its  portfolio  to determine what securities and other  investments shall be purchased or sold by the  Funds;  and  (iii)  arrange  for the  purchase  of  securities  and other investments  for each Fund and the sale of  securities  and other  investments held in the portfolio of each Fund.

      The investment  advisory  agreements state that the Manager will provide administrative  services for the Funds,  including compilation and maintenance of records,  preparation and filing of reports required by the SEC, reports to shareholders,  and composition of proxy statements and registration statements required by Federal and state  securities  laws. The  administrative  services to be provided by the Manager under the investment  advisory agreement will be at its own expense.

      Expenses  not  expressly  assumed  by  the  Manager  under  each  Fund's advisory  agreement  or by the  Distributor  under the  General  Distributor's
Agreement  are paid by the Funds.  The  investment  advisory  agreements  list examples of expenses paid by the Funds,  the major  categories of which relate to interest,  taxes,  brokerage commissions,  fees to certain Trustees,  legal and audit  expenses,  custodian and transfer  agent  expenses,  share issuance costs,  certain printing and registration  costs and  non-recurring  expenses, including litigation costs.

     Both investment advisory  agreements  generally provide that in the absence of willful  misfeasance,  bad faith,  gross negligence in the performance of its duties or reckless  disregard of its obligations and duties under the investment advisory  agreement,  the Manager is not liable for any loss sustained by reason of good faith errors or omissions  in  connection  with any matters to which the agreement(s)  relate.  The  agreements  permit the Manager to act as  investment advisor for any other person,  firm or corporation.  Pursuant to each agreement, the Manager is permitted to use the name  "Oppenheimer" in connection with other investment  companies  for which it may act as  investment  advisor  or  general distributor.  If the Manager  shall no longer act as  investment  advisor to the
Funds,  the  Manager  may  withdraw  the  right  of the  Funds  to use the  name
"Oppenheimer" as part of their names.

      The Manager is controlled by  Oppenheimer  Acquisition  Corp., a holding company  owned  in part by  senior  officers  of the  Manager  and  ultimately controlled  by  Massachusetts  Mutual Life  Insurance  Company,  a mutual life insurance  company that also advises  pension plans and investment  companies.
The Manager has been an investment  advisor  since  January 1960.  The Manager
(including  subsidiaries  and an affiliate)  managed more than $120 billion in assets as of March 31, 2003,  including other Oppenheimer funds with more than
7  million  shareholder  accounts.  The  Manager  is  located  at 498  Seventh
Avenue,  10th Floor, New York, New York 10018.  OppenheimerFunds  Services,  a
division of the Manager,  acts as transfer and shareholder servicing agent and is paid an annual  per-account fee by each of GMG Fund and MidCap Fund and for certain other open-end funds managed by the Manager and its affiliates.

      Distribution  -  Pursuant  to  General  Distributor's  Agreements,   the
Distributor acts as principal  underwriter in a continuous  public offering of shares of GMG Fund and MidCap  Fund,  but is not  obligated to sell a specific
number  of  shares.   Expenses  normally  attributable  to  sales,   including
advertising  and the cost of  printing  and  mailing  prospectuses  other than those  furnished  to  existing  shareholders,  are  borne by the  Distributor, except for those for which the  Distributor  is paid under  each  Fund's  Rule
12b-1 Distribution and Service Plan described below.

      The Service Plan  provides  for the  reimbursement  to  OppenheimerFunds
Distributor,  Inc. (the  "Distributor"),  for a portion of its costs  incurred in connection with the personal  service and maintenance of accounts that hold
Class A shares of the  respective  Funds.  Under  the  Class A Service  Plans, reimbursement  is made  quarterly  at an annual rate that may not exceed 0.25%
of the average  annual net assets of Class A shares of the  respective  Funds.
The  Distributor  currently  uses all of  those  fees to  compensate  dealers, brokers,  banks and  other  financial  institutions  quarterly  for  providing personal  service and  maintenance  of accounts of their  customers  that hold
Class A shares of the respective Funds.

      Both Funds have adopted  Distribution  and Service Plans and  Agreements under Rule 12b-1 of the Investment  Company Act for Class B, Class C and Class
N shares.  These plans  compensate the  Distributor for its services and costs in  connection  with the  distribution  of Class B, Class C and Class N shares and the personal service and maintenance of shareholder  accounts.  Under each
Class B,  Class C and Class N Plan,  the Funds pay the  Distributor  a service fee  at an  annual  rate  of  0.25%  of  average  annual  net  assets  and  an asset-based  sales  charge for Class B and Class C at an annual  rate of 0.75%
of  average  annual  net  assets.  Under  the  Class N Plan,  the Funds pay an asset-based  sales  charge at an annual  rate of 0.25% of  average  annual net assets.  All fee amounts are computed on the average  annual net assets of the class  determined  as of the close of each regular  business day of each Fund.
The  Distributor  uses  all of the  service  fees to  compensate  dealers  for providing  personal  services and  maintenance of accounts of their  customers that hold  shares of the  Funds.  The  Class B and Class N  asset-based  sales charge is  retained  by the  Distributor.  After the first  year,  the Class C
asset-based   sales  charge  is  paid  to  the  broker-dealer  as  an  ongoing concession  for  shares  that have been  outstanding  for a year or more.  The
terms  of  the  Funds'   respective   Distribution   and  Service   Plans  are
substantially similar.

      Purchases and Redemptions - Both Funds are part of the  OppenheimerFunds
family  of  mutual  funds.   The  procedures  for  purchases,   exchanges  and
redemptions  of shares of the Funds are  nearly  identical;  however,  for GMG
Fund,  not only can shares be redeemed by mail and  telephone,  but by wire as well.  Shares of either Fund may be exchanged  for shares of the same class of other Oppenheimer funds offering such shares.  Exchange privileges are subject to amendment or termination at any time.

     Both Funds have the same initial and subsequent  minimum investment amounts for the purchase of shares. These amounts are $1,000 and $50, respectively. Both
Funds  have a  maximum  initial  sales  charge  of 5.75%  on Class A shares  for purchases  of less than  $25,000.  The  sales  charge  of 5.75% is  reduced  for purchases  of Class A shares of  $25,000  or more.  Investors  who  purchase  $1 million or more of Class A shares pay no initial sales charge. Class B shares of the Funds are sold without a front-end  sales charge but  investors  will pay an annual asset-based sales charge. If investors sell their shares within six years of buying them,  they will normally pay a CDSC. The CDSC begins at 5% for shares redeemed  in the  first  year  and  declines  to 1% in  the  sixth  year  and is eliminated after that. Class C shares may be purchased  without an initial sales charge,  but  investors  will pay an annual  asset-based  sales  charge,  and if redeemed within 12 months of buying them, a CDSC of 1% may be deducted.  Class N shares  (available only through certain  retirement plans) are purchased without an initial sales  charge,  but investors  will pay an annual  asset-based  sales charge, and if redeemed within 18 months of the retirement plan's first purchase of Class N shares, a CDSC of 1% may be deducted.

      Class A, Class B, Class C, Class N and Class Y shares of MidCap Fund received in the Reorganization will be issued at net asset value, without a sales charge and no CDSC will be imposed on any GMG Fund shares exchanged for
MidCap Fund shares as a result of the Reorganization.  However, any CDSC that applies to GMG Fund shares as of the date of the exchange will carry over to
MidCap Fund shares received in the Reorganization.

      Shareholder  Services - Both Funds also offer the following  privileges:
(i) Right of  Accumulation,  (ii)  Letter of  Intent,  (iii)  reinvestment  of dividends  and  distributions  at  net  asset  value,  (iv)  net  asset  value purchases by certain  individuals and entities,  (v) Asset Builder  (automatic
investment)   Plans,   (vi)  Automatic   Withdrawal  and  Exchange  Plans  for
shareholders  who own  shares  of the Funds  valued  at $5,000 or more,  (vii)
AccountLink and PhoneLink arrangements,  (viii) exchanges of shares for shares of the  same  class  of  certain  other  funds at net  asset  value,  and (ix)
telephone  and  Internet  redemption  and exchange  privileges.  GMG Fund also offers  wire  redemptions  of fund  shares  (for a fee);  MidCap Fund does not offer  this  feature.  All of such  services  and  privileges  are  subject to amendment  or  termination  at any time and are  subject  to the  terms of the
Funds' respective prospectuses.

      Dividends  and  Distributions  - Both Funds intend to declare  dividends separately  for each class of shares from net  investment  income on an annual basis  and to pay  those  dividends  to  shareholders  in  December  on a date selected by the Board of Trustees of each Fund.  Dividends
and the  distributions  paid on Class A,  Class B, Class C, Class N or Class Y shares may vary over time, depending on market conditions,  the composition of the Funds'  portfolios,  and expenses borne by the particular class of shares.
Dividends  paid on Class A and Class Y shares  will  generally  be higher than those  paid on Class B,  Class C and Class N shares.  That is  because  of the effect  of the  asset-based  sales  charge  on  Class B,  Class C and  Class N shares.  The Funds have no fixed  dividend rates and there can be no guarantee that either Fund will pay any dividends or distributions.

      Either Fund may realize capital gains on the sale of portfolio securities.  If either does, it may make distributions out of any net short-term or long-term capital gains in December of each year.  The Funds may make supplemental distributions of dividends and capital gains following the end of their fiscal years.

                              VOTING INFORMATION

How many votes are necessary to approve the Reorganization Agreement?

      The  affirmative  vote of the holders of a majority  of the  outstanding voting  securities  (as  defined in the  Investment  Company  Act) of GMG Fund voting  in the  aggregate  and  not by  class  is  necessary  to  approve  the
Reorganization  Agreement  and  the  transactions   contemplated  thereby.  As
defined  in  the  Investment  Company  Act,  the  vote  of a  majority  of the outstanding  shares  means  the  vote  of  (1)  67%  or  more  of  GMG  Fund's outstanding  shares  present at a meeting  if the  holders of more than 50% of the  outstanding  shares of the Fund are present or represented  by proxy;  or
(2) more than 50% of the Fund's  outstanding  shares,  whichever is less. Each shareholder  will  be  entitled  to  one  vote  for  each  full  share,  and a fractional  vote for each  fractional  share  of GMG Fund  held on the  Record
Date.  If  sufficient  votes to approve the  proposal  are not received by the date  of  the  Meeting,  the  Meeting  may  be  adjourned  to  permit  further solicitation  of  proxies.  The  holders of a majority  of shares  entitled to vote at the  Meeting  and  present  in  person  or by  proxy  (whether  or not sufficient to  constitute a quorum) may adjourn the Meeting to permit  further solicitation of proxies.

How do I ensure my vote is accurately recorded?

      You can vote in either of three ways:
o     By mail, with the enclosed proxy card.
o     In person at the Meeting.
o     By telephone (please see the insert for instructions).

      A proxy card is, in essence,  a ballot.  If you simply sign and date the proxy but give no voting  instructions,  your shares will be voted in favor of the Reorganization Agreement.

      Votes may also be  recorded  by  telephone.  Shareholders  must  enter a
unique  control  number  found  on  their   respective  proxy  ballots  before
providing voting instructions by telephone.  After a shareholder  provides his
or  her  voting  instructions,   those  instructions  are  read  back  to  the
shareholder  and the shareholder  must confirm his or her voting  instructions before  disconnecting  the  telephone  call.  The  voting  procedures  used in connection with telephone  voting are designed to reasonably  authenticate the identity of  shareholders,  to permit  shareholders to authorize the voting of their shares in accordance with their  instructions  and to confirm that their instructions have been properly recorded

Can I revoke my proxy?

      Yes.  You may revoke  your  proxy at any time  before it is voted by (i)
writing to the  Secretary  of GMG Fund at 6803 South  Tucson Way,  Centennial,
Colorado  80112 (if received in time to be acted  upon);  (ii)  attending  the
Meeting and voting in person;  or (iii)  signing and  returning a  later-dated proxy (if returned and received in time to be voted).

What other matters will be voted upon at the Meeting?

      The Board of  Trustees  of GMG Fund does not intend to bring any matters before the Meeting other than those  described in this proxy.  It is not aware of any other  matters to be  brought  before  the  Meeting  by others.  If any other  matters  legally  come before the  Meeting,  the proxy  ballots  confer discretionary  authority with respect to such matters, and it is the intention of the  persons  named  as  attorneys-in-fact  to  vote  proxies  to  vote  in accordance with their judgment in such matters.

Who is entitled to vote?

      Shareholders  of record of GMG Fund at the close of business on June 18,
2003 (the  "record  date") will be entitled  to vote at the  Meeting.  On June
18,  2003,  there  were   ___670,240.261   outstanding  shares  of  GMG  Fund,
consisting  of  __________  Class  AB  shares,  __________551,526.066  Class A shares,  35,839.079  Class B shares,  63,770.736  Class C  shares,  __________
_19,004.380  Class N shares  and  100.00  Class Y  shares.  On June 18,  2003, there were  64,206,743.878  outstanding  shares of MidCap Fund,  consisting of
30,012,086.968 Class A shares,  24,695,233.844  Class B shares,  7,471,664.312
Class  C  shares,  1,012,052.754  Class N  shares  and  1,015,706.000  Class Y shares. Under relevant state law, proxies representing  abstentions and broker non-votes  will be included  for purposes of  determining  whether a quorum is present  at the  Meeting.  Shares  owned of record by  broker-dealers  for the benefit of their  customers  ("street  account  shares")  will be voted by the broker-dealer  based  on  instructions  received  from  its  customers.  If no instructions are received,  and the broker-dealer  does not have discretionary power to vote such street  account  shares  under  applicable  stock  exchange rules, the shares represented  thereby will be considered to be present at the
Meeting for  purposes of only  determining  the quorum  ("broker  non-votes").
Because of the need to obtain the above-described  vote for the Reorganization proposal  to pass,  broker  non-votes  will  have the  same  effect  as a vote
"against"  the  Proposal.  For purposes of the  Meeting,  a majority of shares outstanding  and entitled to vote,  present in person or represented by proxy,
constitutes  a  quorum.   MidCap  Fund   shareholders   do  not  vote  on  the
Reorganization.

What other solicitations will be made?

      GMG Fund will  request  broker-dealer  firms,  custodians,  nominees and fiduciaries to forward proxy  material to the beneficial  owners of the shares of record,  and may reimburse them for their reasonable  expenses  incurred in connection  with such proxy  solicitation.  In  addition to  solicitations  by mail,  officers  of GMG Fund or officers  and  employees  of  OppenheimerFunds
Services,  without extra pay, may conduct additional  solicitations personally or by  telephone  or  telegraph.  Any  expenses so  incurred  will be borne by
OppenheimerFunds   Services.   Proxies  may  also  be  solicited  by  a  proxy
solicitation  firm hired at GMG Fund's expense.  If a proxy  solicitation firm is hired,  it is  anticipated  that the cost of engaging a proxy  solicitation firm  would not exceed  $17,000,  plus the  additional  costs  which  would be incurred in connection with contacting those  shareholders who have not voted, in the event of a need for resolicitation of votes.

Are there any appraisal rights?

      No.  Under the 1940 Act,  shareholders  do not have rights of  appraisal
as  a  result  of  the   Reorganization.   Although   appraisal   rights   are
unavailable,  you have the right to  redeem  your  shares  at net asset  value until the Valuation Date for the  Reorganization.  After the closing date, you may  redeem  your new  MidCap  Fund  shares or  exchange  them into  shares of certain other funds in the  OppenheimerFunds  family of mutual funds,  subject to the terms of the prospectuses of both funds.

      Shares  owned of  record  by  broker-dealers  for the  benefit  of their customers  ("street account shares") will be voted by the broker-dealer  based on instructions received from its customers.  If no instructions are received, and the broker-dealer  does not have  discretionary  power to vote such street account shares under applicable  stock exchange rules, the shares  represented thereby will be  considered  to be present at the Meeting for purposes of only determining the quorum ("broker  non-votes").  Because of the need to obtain a
vote  of  the  majority  of  the   outstanding   voting   securities  for  the
Reorganization  proposal to pass,  abstentions and broker  non-votes will have the same effect as a vote "against" the Proposal.

                           INFORMATION ABOUT MIDCAP FUND

      Information  about  MidCap  Fund (File no.  811-08297)  is  included  in
MidCap Fund's  Prospectus  dated  December 23, 2002,  which is attached to and
considered  a  part  of  this  Proxy  Statement  and  Prospectus.   Additional
information  about  MidCap  Fund  is  included  in  the  Fund's  Statement  of
Additional  Information  dated  December 23, 2002, and the Annual Report dated
October 31, 2002 and the succeeding  Semi-Annual  Report dated April 30, 2003, which have been filed with the SEC and are  incorporated  herein by reference.
You may  request  a free copy of these  materials  and  other  information  by calling  1.800.708.7780  or by  writing  to  MidCap  Fund at  OppenheimerFunds
Services,  P.O. Box 5270, Denver, CO 80217-5270.  MidCap Fund also files proxy materials,  reports and other  information with the SEC in accordance with the informational  requirements of the Securities and Exchange Act of 1934 and the
1940 Act.  These  materials  can be inspected  and copied at: the SEC's Public
Reference  Room in  Washington,  D.C.  (Phone:  1.202.942.8090)  or the  EDGAR
database  on  the  SEC's  Internet  website  at  www.sec.gov.  Copies  may  be obtained upon payment of a duplicating fee by electronic  request at the SEC's
e-mail  address:   publicinfo@sec.gov  or  by  writing  to  the  SEC's  Public
                   ------------------
Reference Section, Washington, D.C.  20549-0102.

                             INFORMATION ABOUT GMG FUND

      Information  about GMG Fund  (File no.  811-10153)  is  included  in the current GMG Fund  Prospectus  dated March 28,  2003,  as  supplemented  May 7,
2003.  This  document has been filed with the SEC and is  incorporated  herein by reference.  Additional  information  about GMG Fund is also included in the
Fund's  Statement of  Additional  Information  dated March 28,  2003,  and the
Annual Report dated  November 30, 2002and the  succeeding  Semi-Annual  Report dated May 31,  2003,  which have been filed with the SEC and are  incorporated herein by reference.  You may request free copies of these or other  documents
relating   to  GMG  Fund  by   calling   1.800.708.7780   or  by   writing  to
OppenheimerFunds  Services, P.O. Box 5270, Denver, CO 80217-5270.  Reports and
other  information filed by GMG Fund can be inspected and copied at: the SEC's
Public  Reference Room in www.sec.gov.  Copies may be obtained upon payment of a  duplicating  fee  by  electronic  request  at  the  SEC's  e-mail  address:
publicinfo@sec.gov  or by  writing  to the  SEC's  Public  Reference  Section,
------------------
Washington, D.C.  20549-0102.

                               PRINCIPAL SHAREHOLDERS

      As of June 18, 2003,  the officers and Trustees of GMG Fund, as a group, owned less than 1% of the  outstanding  voting  shares of GMG Fund. As of June
18,  2003,  the only  persons  who owned of record or was known by GMG Fund to own  beneficially  or of  record  5% or  more  of  any  class  of  the  Fund's outstanding shares were as follows:

      5% Shareholder information will be updated
      ------------------------------------------
OppenheimerFunds  Distributor,  Inc., c/o Tim Abbuhl,  Bldg. 2, 6803 S. Tucson
Way  Centennial,  CO  80112-3924,  which  owned  500,000.000  Class A  shares, representing 90.65% of the Class A shares then outstanding.

BNY Clearing Services LLC, AC 3731-7840,  BNY Clearing Services LLC, CUST, 111
E. Kilbourn Ave.,  Milwaukee,  WI 53202, which owned 6,173.718 Class B shares, representing 17.22% of the Class B shares then outstanding.

RPSS TR Claims  Conference  401(k) Plan,  Attn:  Celeste  Levy, 15 E 26th St.,
Ste.  906, New York,  NY  10010-1533,  which owned  2,545.244  Class B shares, representing 7.10% of the Class B shares then outstanding.

Pershing  LLC,  P.O.  Box  2052,  Jersey  City,  NJ  07303-9998,  which  owned
2,252.747  Class B  shares,  representing  6.28% of the  Class B  shares  then outstanding.

RPSS TR  Rollover  Ira,  FBO E. Lynn Dial,  1746 W. 600 N, Salt Lake City,  UT
84116-2412,  which owned 6,835.153 Class C shares,  representing 10.71% of the
Class C shares then outstanding.

RPSS TR Rollover Ira, FBO Clifton N. Blue Jr., 9 Tempsford  Ln,  Williamsburg,
VA 23188-1550,  which owned  4,632.506 Class C shares,  representing  7.26% of the Class C shares then outstanding.

RPSS TR Ira, FBO Steven L. Sharp,  47 E. 4050 S.,  Bountiful,  UT  84010-8059,
which  owned  4,564.018  Class C  shares,  representing  7.15% of the  Class C shares then outstanding.

RPSS TR, Fidelity Deposit &  Discount Ban 401(k) Plan, Blakely & Drinker
Sts.,  Dunmore,  PA 18512,  which owned 7,672.296  Class N shares,  representing
40.37% of the Class N shares then outstanding.

NGOC Mihn Pham TR, NGOC Minh Pham M.D. & Soung My Tuong, M.D. APC DB Pension
Trust,  2363 Ulric St., Ste. B, San Diego, CA 92111-6447,  which owned 4,055.946
Class N shares, representing 21.34% of the Class N shares then outstanding.

John Van De Wiele  TR,  Van De  Wiele  Engineering,  Inc.,  401(k)  PSP,  2925
Briarpark Dr., Ste. 275, Houston,  TX 77042-3725,  which owned 2,641.431 Class
N shares, representing 13.89% of the Class N shares then outstanding.

RPSS TR, Roossien  Masonry,  Inc.,  401(k) Plan,  Attn:  James Vandyken,  3388
Busch Dr.  SW,  Grandville,  MI  49418-1095,  which  owned  1,730.809  Class N shares, representing 9.10% of the Class Y shares then outstanding.

RPSS TR,  Maverick  Engineering,  Inc.,  401(k) Plan,  Attn:  Teri Mueller,  1
O'Connor Plz., Fl. 8, Victoria,  TX 77901-6502,  which owned 1,066.070 Class N shares, representing 5.60% of the Class N shares then outstanding.

OppenheimerFunds,  Inc.,  c/o  Tim  Abbuhl,  Bldg.  2,  6802  S.  Tucson  Way,
Centennial,  CO  80112-3924,  which owned 100.00 Class Y shares,  representing
100% of the Class Y shares then outstanding.

      As of June 18, 2003,  the  officers  and  Trustees of MidCap Fund,  as a group,  owned less than 1% of the  outstanding  voting  shares of MidCap Fund.
As of June 18,  2003,  the only  persons  who  owned of record or was known by
MidCap  Fund to own  beneficially  or of record 5% or more of any class of the
Fund's outstanding shares were as follows:

Charles Schwab & Co., Inc.  Special Custody Acct. for the Exclusive  Benefit
of  Customers,  Attn:  Mutual  Funds,  101  Montgomery  St., San  Francisco,  CA
94104-4122,  which owned 1,736,762.034 Class A shares, representing 5.78% of the
Class A shares then outstanding.

      Anthony  DiMaria TR, Attn:  Joseph  Lomangino,  TJH Medical  Services PC
401(k),  8906  135th  St.  Ste.  7E,  Jamaica,  NY  11418-2834,   which  owned
83,734.901  Class N  shares,  representing  8.27% of the  Class N shares  then outstanding.

MLPF & S for the sole benefit of its customers,  Attn: Fund Admn., 4800 Deer
Lake Dr. E. Fl. 3, Jacksonville,  FL 32246-6484,  which owned 78,653.652 Class N shares, representing 7.77% of the Class N shares then outstanding.

      Mass Mutual Life Insurance Co., Attn: N225,  Separate  Investment Acct.,
1295 State St.,  Springfield,  MA 01111-0001,  which owned 377,755.721 Class Y shares, representing 37.19% of the Class Y shares then outstanding.

      OFI Trust  Company TR,  OppenheimerFunds,  Inc.,  Deferred  Compensation
Plan,  Attn:  Susan  Cisneros,  498 7th Ave., Fl. 14, New York, NY 10018-6798,
which owned  306,096.958  Class Y shares,  representing  30.13% of the Class Y shares then outstanding.

      Massachusetts   Mutual   Life   Insurance   Company,   1295  State  St.,
Springfield,   MA  01111-0001,   which  owned   187,930.188  Class  Y  shares,
representing 18.50% of the Class Y shares then outstanding.

IBT & Co. Cust.,  OppenheimerFunds  Cap.  Accum.  Plan,  Attn:  MML037,  200
Clarendon St. Fl. 16, Boston,  MA 02116-5021,  which owned  141,096.102  Class Y shares, representing 13.89% of the Class Y shares then outstanding.

By Order of the Board of Trustees

Robert G. Zack, Secretary

July 7, 2003

                Appendix to Prospectus and Proxy Statement of
        Oppenheimer Select Managers Gartmore Millennium Growth Fund II

      Graphic  material  included  in the  Prospectus  of  Oppenheimer  Select
Managers  Gartmore  Millennium  Growth Fund II under the heading "Annual Total
Returns (Class A) (as of 12/31 each year)":

      A bar chart will be included in the Prospectus of the Fund depicting the annual total returns of a hypothetical investment in Class A shares of the Fund for the calendar year ended 12/31/02, without deducting sales charges. Set forth below is the relevant data point that will appear on the bar chart.

Calendar                            Oppenheimer Select Managers Gartmore
Year                                Millennium Growth Fund II
Ended                               Class A Shares
-----                               --------------

12/31/02                                -29.45%

                Appendix to Prospectus and Proxy Statement of
                           Oppenheimer MidCap Fund

      Graphic material  included in the Prospectus of Oppenheimer  MidCap Fund under the heading "Annual Total Returns (Class A) (as of 12/31 each year)":

     A bar chart will be included in the  Prospectus  of the Fund  depicting the annual total returns of a hypothetical  investment in Class A shares of the Fund for its five most recent calendar years,  without  deducting sales charges.  Set forth below are the relevant data points that will appear on the bar chart.

Calendar
Year                                Oppenheimer MidCap Fund
Ended                               Class A Shares
-----                               --------------

12/31/98                              29.76%
12/31/99                              94.87%
12/31/00                            -10.84%
12/31/01                            -34.13%
12/31/02                            -27.63%

                        EXHIBITS TO THE COMBINED PROXY
                           STATEMENT AND PROSPECTUS

Exhibit
-------

A  Agreement and Plan of Reorganization between Oppenheimer Select Managers
   Gartmore Millennium Growth Fund II and Oppenheimer MidCap Fund

                                                                     EXHIBIT A

                     AGREEMENT AND PLAN OF REORGANIZATION

      AGREEMENT  AND  PLAN OF  REORGANIZATION  (the  "Agreement")  dated as of
April 28, 2003 by and between  Oppenheimer Select Managers Gartmore Millennium
Growth Fund II ("GMG Fund"),  a  Massachusetts  business trust and Oppenheimer
MidCap Fund ("MidCap Fund"), a Massachusetts business trust.

                                 W I T N E S S E T H:

      WHEREAS,  the  parties are each  open-end  investment  companies  of the management type; and

      WHEREAS,  the parties  hereto  desire to provide for the  reorganization pursuant  to  Section  368(a)(1)  of the  Internal  Revenue  Code of 1986,  as
amended (the "Code"),  of GMG Fund through the  acquisition  by MidCap Fund of substantially  all of the assets of GMG Fund in exchange for the voting shares of  beneficial  interest  ("shares") of Class A, Class B, Class C, Class N and
Class Y shares of MidCap  Fund and the  assumption  by MidCap  Fund of certain liabilities  of GMG Fund,  for which  Class A,  Class B,  Class C, Class N and
Class Y shares of MidCap  Fund are to be  distributed  by GMG Fund pro rata to
its   shareholders   in  complete   liquidation   of  GMG  Fund  and  complete
cancellation of its shares;

      NOW,   THEREFORE,   in  consideration  of  the  mutual  promises  herein
contained, the parties hereto agree as follows:

     1.  The  parties   hereto   hereby  adopt  this   Agreement   and  Plan  of
Reorganization  (the  "Agreement")  pursuant to Section 368(a)(1) of the Code as follows:  The reorganization will be comprised of the acquisition by MidCap Fund of substantially all of the assets of GMG Fund in exchange for Class A, Class B,
Class C, Class N and Class Y shares of MidCap Fund and the  assumption by MidCap
Fund of certain  liabilities of GMG Fund,  followed by the  distribution of such
Class A,  Class B,  Class C,  Class N and Class Y shares  of MidCap  Fund to the
Class A,  Class B,  Class C,  Class N and  Class Y  shareholders  of GMG Fund in exchange  for their Class A, Class B, Class C, Class N and Class Y shares of GMG
Fund, all upon and subject to the terms of the Agreement hereinafter set forth.

      The share transfer  books of GMG Fund will be permanently  closed at the close of business on the  Valuation  Date (as  hereinafter  defined)  and only redemption  requests  received  in  proper  form on or prior  to the  close of business on the  Valuation  Date shall be  fulfilled  by GMG Fund;  redemption requests  received  by GMG Fund after  that date shall be treated as  requests for the  redemption  of the  shares of MidCap  Fund to be  distributed  to the shareholder in question as provided in Section 5 hereof.

   2. On the Closing Date (as hereinafter  defined),  all of the assets of GMG
Fund on that  date,  excluding  a cash  reserve  (the  "cash  reserve")  to be retained  by GMG Fund  sufficient  in its  discretion  for the  payment of the expenses of GMG Fund's  dissolution and its liabilities,  but not in excess of the amount  contemplated  by Section  10E,  shall be  delivered as provided in
Section 8 to MidCap Fund, in exchange for and against  delivery to GMG Fund on the  Closing  Date of a number of Class A, Class B, Class C, Class N and Class
Y shares of MidCap  Fund,  having an  aggregate  net asset  value equal to the value of the assets of GMG Fund so transferred and delivered.

   3. The net asset  value of Class A,  Class B,  Class C, Class N and Class Y shares  of  MidCap  Fund  and  the  value  of the  assets  of GMG  Fund  to be transferred  shall in each case be  determined  as of the close of business of
The New York Stock Exchange on the Valuation  Date. The computation of the net asset  value of the Class A,  Class B,  Class C, Class N and Class Y shares of
MidCap  Fund and the Class A,  Class B, Class C, Class N and Class Y shares of
GMG Fund  shall  be done in the  manner  used by  MidCap  Fund  and GMG  Fund, respectively,  in the  computation  of such net  asset  value per share as set forth in their  respective  prospectuses.  The methods  used by MidCap Fund in such  computation  shall be applied to the valuation of the assets of GMG Fund to be transferred to MidCap Fund.

GMG  Fund shall  declare and pay,  immediately  prior to the  Valuation  Date, a dividend or dividends  which,  together with all previous  such  dividends, shall have the effect of distributing to GMG Fund's shareholders all of GMG
     Fund's  investment  company  taxable  income for taxable years ending on or prior to the Closing Date (computed  without regard to any dividends  paid)
     and all of its net capital gain,  if any,  realized in taxable years ending on or prior to the Closing  Date  (after  reduction  for any  capital  loss carry-forward).

   4. The   closing   (the   "Closing")   shall   be   at   the   offices   of
OppenheimerFunds,  Inc.  (the  "Agent"),  6803 S Tucson  Way,  Centennial,  CO
80112,  on such time or such other place as the parties  may  designate  or as provided  below (the "Closing  Date").  The business day preceding the Closing
Date is herein referred to as the "Valuation Date."

In the event that on the  Valuation  Date  either  party has,  pursuant to the
            Investment  Company Act of 1940,  as amended (the  "Act"),  or any rule, regulation or order thereunder,  suspended the redemption of its shares or postponed payment therefore,  the Closing Date shall be  postponed  until  the first  business  day after the date when
            both  parties  have  ceased  such   suspension  or   postponement;
            provided,  however,  that if such suspension  shall continue for a period of 60 days beyond the Valuation  Date, then the other party to the  Agreement  shall be permitted to terminate  the  Agreement without liability to either party for such termination.

   5. In  conjunction  with the Closing,  GMG Fund shall  distribute  on a pro rata basis to the  shareholders  of GMG Fund as of the Valuation Date Class A,
Class B, Class C, Class N and Class Y shares of MidCap  Fund  received  by GMG
Fund on the Closing  Date in  exchange  for the assets of GMG Fund in complete liquidation  of GMG Fund; for the purpose of the  distribution  by GMG Fund of
Class A, Class B,  Class C,  Class N and Class Y shares of MidCap  Fund to GMG
Fund's  shareholders,  MidCap Fund will promptly  cause its transfer agent to:
(a)  credit an  appropriate  number of Class A,  Class B, Class C, Class N and
Class Y shares of MidCap  Fund on the  books of MidCap  Fund to each  Class A,
Class B,  Class C,  Class N and Class  shareholder  of GMG Fund in  accordance with a list (the "Shareholder  List") of GMG Fund  shareholders  received from
GMG Fund; and (b) confirm an appropriate  number of Class A, Class B, Class C,
Class N and Class Y shares of MidCap  Fund to each  Class A, Class B, Class C,
Class N and Class Y shareholder of GMG Fund;  certificates  for Class A shares of MidCap Fund will be issued upon written request of a former  shareholder of
GMG Fund but only for whole shares,  with  fractional  shares  credited to the name of the  shareholder  on the books of MidCap Fund and only after any share certificates for GMG Fund are returned to the transfer agent.

The  Shareholder  List  shall  indicate,  as of the  close  of  business  on the
     Valuation  Date,  the name and  address  of each  shareholder  of GMG Fund, indicating  his or her  share  balance.  GMG  Fund  agrees  to  supply  the
     Shareholder   List  to  MidCap  Fund  not  later  than  the  Closing  Date.
     Shareholders  of GMG Fund holding  certificates  representing  their shares shall  not be  required  to  surrender  their  certificates  to  anyone  in connection with the  reorganization.  After the Closing Date,  however,  it will be necessary for such shareholders to surrender their  certificates in order to redeem,  transfer  or pledge the shares of MidCap  Fund which they received.

   6. Within one year after the  Closing  Date,  GMG Fund shall (a) either pay or make  provision for payment of all of its  liabilities  and taxes,  and (b)
either (i) transfer any  remaining  amount of the cash reserve to MidCap Fund, if such remaining  amount (as reduced by the estimated cost of distributing it to  shareholders)  is not material (as defined below) or (ii)  distribute such remaining  amount to the  shareholders of GMG Fund on the Valuation Date. Such remaining  amount  shall  be  deemed  to  be  material  if  the  amount  to be distributed,  after deduction of the estimated  expenses of the  distribution, equals or exceeds one cent per share of GMG Fund  outstanding on the Valuation
Date.

     7. Prior to the  Closing  Date,  there  shall be  coordination  between the parties as to their  respective  portfolios so that,  after the Closing,  MidCap
Fund will be in compliance with all of its investment policies and restrictions.
At the  Closing,  GMG Fund  shall  deliver  to MidCap  Fund two copies of a list setting forth the securities then owned by GMG Fund. Promptly after the Closing,
GMG Fund  shall  provide  to MidCap  Fund a list  setting  forth the  respective federal income tax bases thereof.

     8. Portfolio  securities or written  evidence  acceptable to MidCap Fund of record ownership  thereof by The Depository Trust Company or through the Federal
Reserve Book Entry System or any other depository  approved by GMG Fund pursuant to Rule 17f-4 and Rule 17f-5 under the Act shall be endorsed and  delivered,  or transferred by appropriate transfer or assignment documents,  by GMG Fund on the
Closing Date to MidCap Fund,  or at its  direction,  to its  custodian  bank, in proper form for  transfer  in such  condition  as to  constitute  good  delivery thereof in accordance with the custom of brokers and shall be accompanied by all necessary state transfer stamps, if any. The cash delivered shall be in the form of certified or bank  cashiers'  checks or by bank wire or  intra-bank  transfer payable to the order of MidCap  Fund for the  account of MidCap  Fund.  Class A,
Class B, Class C,  Class N and Class Y shares of MidCap  Fund  representing  the number of Class A, Class B,  Class C, Class N and Class Y shares of MidCap  Fund being  delivered  against the assets of GMG Fund,  registered in the name of GMG
Fund,  shall be transferred  to GMG Fund on the Closing Date.  Such shares shall thereupon  be  assigned  by GMG Fund to its  shareholders  so that the shares of
MidCap Fund may be distributed as provided in Section 5.

      If, at the Closing Date, GMG Fund is unable to make delivery under this
Section 8 to MidCap Fund of any of its portfolio securities or cash for the reason that any of such securities purchased by GMG Fund, or the cash proceeds of a sale of portfolio securities, prior to the Closing Date have not yet been delivered to it or GMG Fund's custodian, then the delivery requirements of this Section 8 with respect to said undelivered securities or cash will be waived and GMG Fund will deliver to MidCap Fund by or on the
Closing Date with respect to said undelivered securities or cash executed copies of an agreement or agreements of assignment in a form reasonably satisfactory to MidCap Fund, together with such other documents, including a due bill or due bills and brokers' confirmation slips as may reasonably be required by MidCap Fund.

     9.  MidCap  Fund shall not assume the  liabilities  (except  for  portfolio securities  purchased which have not settled and for shareholder  redemption and dividend checks outstanding) of GMG Fund, but GMG Fund will,  nevertheless,  use its best efforts to discharge all known liabilities,  so far as may be possible, prior to the  Closing  Date.  The cost of  printing  and mailing the proxies and proxy  statements  will be borne by GMG Fund. GMG Fund and MidCap Fund will bear the cost of their  respective  tax  opinions.  Any  documents  such as  existing prospectuses  or annual reports that are included in that mailing will be a cost of the Fund issuing the  document.  Any other  out-of-pocket  expenses of MidCap
Fund  and  GMG  Fund  associated  with  this  reorganization,  including  legal, accounting  and transfer  agent  expenses,  will be borne by GMG Fund and MidCap
Fund, respectively, in the amounts so incurred by each.

     10.  The  obligations  of MidCap  Fund  hereunder  shall be  subject to the following conditions:

     A. The Board of Trustees of GMG Fund shall have authorized the execution of the  Agreement,  and the  shareholders  of GMG  Fund  shall  have  approved  the
Agreement  and the  transactions  contemplated  hereby,  and GMG Fund shall have furnished to MidCap Fund copies of resolutions  to that effect  certified by the
Secretary or the  Assistant  Secretary of GMG Fund;  such  shareholder  approval shall have been by the affirmative  vote required by the  Massachusetts  Law and its charter  documents at a meeting for which proxies have been solicited by the
Proxy Statement and Prospectus (as hereinafter defined).

    B. MidCap  Fund shall have  received  an opinion  dated as of the  Closing
Date from  counsel to GMG Fund,  to the effect that (i) GMG Fund is a business trust duly organized,  validly existing and in good standing under the laws of the  State  of  Massachusetts  with  full  corporate  powers  to  carry on its business as then being  conducted and to enter into and perform the Agreement;
and (ii) that all action  necessary  to make the  Agreement,  according to its
terms,   valid,   binding  and  enforceable  on  GMG  Fund  and  to  authorize effectively the transactions  contemplated by the Agreement have been taken by
GMG Fund.  Massachusetts counsel may be relied upon for this opinion.

    C. The  representations  and warranties of GMG Fund contained herein shall be true and correct at and as of the Closing Date,  and MidCap Fund shall have been furnished with a certificate of the President,  or a Vice  President,  or the  Secretary or the  Assistant  Secretary or the  Treasurer or the Assistant
Treasurer of GMG Fund, dated as of the Closing Date, to that effect.

D.    On the  Closing  Date,  GMG Fund shall have  furnished  to MidCap Fund a certificate  of the  Treasurer  or  Assistant  Treasurer of GMG Fund as to the
amount of the capital  loss  carry-over  and net  unrealized  appreciation  or depreciation, if any, with respect to GMG Fund as of the Closing Date.

    E. The cash  reserve  shall not exceed 10% of the value of the net assets, nor 30% in value of the gross assets,  of GMG Fund at the close of business on the Valuation Date.

     F. A  Registration  Statement  on Form N-14 filed by MidCap  Fund under the
Securities  Act of 1933,  as amended (the "1933 Act"),  containing a preliminary form of the Proxy  Statement and Prospectus,  shall have become  effective under the 1933 Act.

    G. On the  Closing  Date,  MidCap  Fund shall have  received a letter from
Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
acceptable  to  MidCap  Fund,  stating  that  nothing  has  come to his or her attention  which in his or her judgment  would indicate that as of the Closing
Date there were any  material,  actual or contingent  liabilities  of GMG Fund arising out of litigation  brought against GMG Fund or claims asserted against it, or pending  or to the best of his or her  knowledge  threatened  claims or litigation  not  reflected  in  or  apparent  from  the  most  recent  audited financial  statements  and footnotes  thereto of GMG Fund  delivered to MidCap
Fund.  Such letter may also include  such  additional  statements  relating to
the  scope  of  the  review   conducted   by  such   person  and  his  or  her
responsibilities   and   liabilities  as  are  not   unreasonable   under  the
circumstances.

     H.  MidCap Fund shall have  received  an  opinion,  dated as of the Closing
Date, of Deloitte & Touche LLP (or an appropriate substitute tax expert), to the same effect as the opinion contemplated by Section 11.E. of the Agreement.

I.    MidCap Fund shall have  received at the Closing all of the assets of GMG
Fund to be conveyed  hereunder,  which  assets  shall be free and clear of all
liens,   encumbrances,   security  interests,   restrictions  and  limitations
whatsoever.

     11. The obligations of GMG Fund hereunder shall be subject to the following conditions:

    A. The  Board of  Trustees  of  MidCap  Fund  shall  have  authorized  the execution of the Agreement,  and the transactions  contemplated  thereby,  and
MidCap Fund shall have  furnished  to GMG Fund copies of  resolutions  to that effect certified by the Secretary or the Assistant Secretary of MidCap Fund.

    B. GMG Fund's  shareholders  shall have  approved  the  Agreement  and the transactions  contemplated  hereby,  by an  affirmative  vote  required by the
Massachusetts  Law and its charter documents and GMG Fund shall have furnished
MidCap Fund copies of  resolutions  to that effect  certified by the Secretary or an Assistant Secretary of GMG Fund.

C.    GMG Fund shall have  received an opinion  dated as of the  Closing  Date from counsel to MidCap Fund,  to the effect that (i) MidCap Fund is a business trust duly organized,  validly existing and in good standing under the laws of the  Commonwealth of  Massachusetts  with full powers to carry on its business as then being conducted and to enter into and perform the Agreement;  (ii) all actions  necessary  to make the  Agreement,  according  to its  terms,  valid, binding and  enforceable  upon MidCap Fund and to  authorize  effectively  the transactions  contemplated  by the  Agreement  have been taken by MidCap Fund;
and  (iii)  the  shares  of  MidCap  Fund  to be  issued  hereunder  are  duly
authorized   and  when  issued  will  be  validly   issued,   fully-paid   and
non-assessable,  except as set forth under "Shareholder and Trustee Liability"
in MidCap Fund's Statement of Additional  Information.  Massachusetts  counsel may be relied upon for this opinion.

    D. The  representations  and  warranties of MidCap Fund  contained  herein shall be true and  correct at and as of the Closing  Date,  and GMG Fund shall have been furnished  with a certificate of the President,  a Vice President or the  Secretary or the  Assistant  Secretary or the  Treasurer or the Assistant
Treasurer of the Trust to that effect dated as of the Closing Date.

     E. GMG Fund shall have received an opinion of Deloitte &  Touche LLP to the effect that the federal tax consequences of the transaction,  if carried out in the manner  outlined in the Agreement  and in accordance  with (i) GMG Fund's representation  that there is no plan or intention  by any GMG Fund  shareholder who owns 5% or more of GMG Fund's  outstanding  shares,  and, to GMG Fund's best knowledge,  there is no plan or intention on the part of the  remaining GMG Fund shareholders,  to redeem,  sell,  exchange or  otherwise  dispose of a number of
MidCap  Fund  shares  received  in the  transaction  that would  reduce GMG Fund shareholders'  ownership  of MidCap Fund  shares to a number of shares  having a value,  as of the  Closing  Date,  of less  than 50% of the  value of all of the formerly  outstanding  GMG  Fund  shares  as of the  same  date,  and  (ii)  the representation by each of GMG Fund and MidCap Fund that, as of the Closing Date,
GMG Fund and MidCap Fund will qualify as regulated  investment companies or will meet the diversification  test of Section  368(a)(2)(F)(ii) of the Code, will be as follows:

1.    The  transactions  contemplated  by  the  Agreement  will  qualify  as a tax-free  "reorganization"  within the  meaning of  Section  368(a)(1)  of the
Code, and under the regulations promulgated thereunder.

         2. GMG Fund and  MidCap  Fund  will  each  qualify  as a "party  to a reorganization" within the meaning of Section 368(b)(2) of the Code.

         3. No gain or loss  will be  recognized  by the  shareholders  of GMG
Fund upon the  distribution of Class A, Class B, Class N and Class Y shares of beneficial  interest in MidCap Fund to the  shareholders  of GMG Fund pursuant to Section 354 of the Code.

         4. Under  Section  361(a)  of the  Code  no  gain  or  loss  will  be recognized  by GMG Fund by reason of the  transfer  of  substantially  all its assets in  exchange  for Class A, Class B, Class C, Class N and Class Y shares of MidCap Fund.

         5. Under  Section 1032 of the Code no gain or loss will be recognized by MidCap Fund by reason of the  transfer of  substantially  all of GMG Fund's assets in  exchange  for Class A, Class B, Class C, Class N and Class Y shares of MidCap Fund and MidCap  Fund's  assumption  of certain  liabilities  of GMG
Fund.

         6. The  shareholders  of GMG Fund  will  have the same tax  basis and holding  period  for the Class A, Class B, Class C, Class N and Class Y shares of  beneficial  interest in MidCap Fund that they  receive as they had for GMG
Fund  shares  that they  previously  held,  pursuant  to  Section  358(a)  and
1223(1), respectively, of the Code.

         7. The  securities  transferred  by GMG Fund to MidCap Fund will have the same tax basis and holding  period in the hands of MidCap Fund as they had for GMG Fund,  pursuant to Section  362(b) and 1223(1),  respectively,  of the
Code.

      F. The  cash  reserve  shall  not  exceed  10% of the  value  of the net assets,  nor 30% in value of the  gross  assets,  of GMG Fund at the  close of business on the Valuation Date.

      G. A Registration  Statement on Form N-14 filed by MidCap Fund under the
1933  Act,   containing  a  preliminary   form  of  the  Proxy  Statement  and
Prospectus, shall have become effective under the 1933 Act.

      H. On the  Closing  Date,  GMG Fund  shall have  received a letter  from
Robert G. Zack or other senior  executive  officer of  OppenheimerFunds,  Inc.
acceptable to GMG Fund,  stating that nothing has come to his or her attention which in his or her judgment  would indicate that as of the Closing Date there were any  material,  actual or contingent  liabilities  of MidCap Fund arising out of litigation  brought against MidCap Fund or claims asserted  against it, or  pending  or,  to the best of his or her  knowledge,  threatened  claims or litigation not reflected in or apparent by the most recent  audited  financial statements and footnotes  thereto of MidCap Fund  delivered to GMG Fund.  Such letter may also include such  additional  statements  relating to the scope of the  review  conducted  by such  person  and his or her  responsibilities  and liabilities as are not unreasonable under the circumstances.

I.    GMG Fund  shall  acknowledge  receipt  of the Class A, Class B, Class C,
Class N and Class Y shares of MidCap Fund.

               12.      GMG Fund hereby represents and warrants that:

      A. The audited financial  statements of GMG Fund as of November 30, 2002 and unaudited financial  statements as of May 31, 2003 heretofore furnished to
MidCap Fund,  present  fairly the financial  position,  results of operations, and  changes  in net assets of GMG Fund as of that date,  in  conformity  with generally  accepted  accounting  principles applied on a basis consistent with the preceding  year;  and that from May 31, 2003 through the date hereof there have not been,  and through the Closing  Date there will not be, any  material adverse  change in the business or financial  condition of GMG Fund,  it being agreed  that a  decrease  in the size of GMG Fund due to a  diminution  in the value  of  its  portfolio  and/or  redemption  of  its  shares  shall  not  be considered a material adverse change;

B.    Contingent   upon  approval  of  the  Agreement  and  the   transactions
contemplated  thereby by GMG Fund's  shareholders,  GMG Fund has  authority to transfer  all of the  assets  of GMG Fund to be  conveyed  hereunder  free and clear  of  all  liens,  encumbrances,  security  interests,  restrictions  and limitations whatsoever;

C.    The  Prospectus,  as amended and  supplemented,  contained in GMG Fund's
Registration  Statement under the 1933 Act, as amended,  is true,  correct and complete,  conforms to the  requirements  of the 1933 Act and does not contain any  untrue  statement  of a material  fact or omit to state a  material  fact required to be stated therein or necessary to make the statements  therein not misleading.  The Registration  Statement,  as amended,  was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete, conformed to the  requirements  of the 1933 Act and did not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated therein or necessary to make the statements therein not misleading;

      D. There  is no  material  contingent  liability  of  GMG  Fund  and  no material  claim and no material  legal,  administrative  or other  proceedings pending or, to the  knowledge of GMG Fund,  threatened  against GMG Fund,  not reflected in such Prospectus;

      E. Except  for  the   Agreement,   there  are  no   material   contracts
outstanding  to which GMG Fund is a party  other  than those  ordinary  in the conduct of its business;

      F. GMG Fund is a Massachusetts  business trust duly  organized,  validly existing and in good  standing  under the laws of the State of  Massachusetts;
and has all necessary  and material  Federal and state  authorizations  to own all of its assets and to carry on its  business  as now being  conducted;  and
GMG Fund is duly registered  under the Act and such  registration has not been rescinded or revoked and is in full force and effect;

      G. All federal  and other tax  returns and reports of GMG Fund  required by law to be filed have been filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the  knowledge of GMG Fund no such return is  currently  under audit and no  assessment  has been  asserted  with respect to such returns; and

      H. GMG  Fund  has  elected  that  GMG  Fund be  treated  as a  regulated investment  company and, for each fiscal year of its operations,  GMG Fund has met the  requirements  of  Subchapter  M of the  Code  for  qualification  and treatment as a regulated  investment company and GMG Fund intends to meet such requirements with respect to its current taxable year.

13.   MidCap Fund hereby represents and warrants that:

A.    The audited  financial  statements of MidCap Fund as of October 31, 2002 and unaudited financial  statements as of April 30, 2003 heretofore  furnished to GMG Fund,  present  fairly the financial  position,  results of operations, and changes in net assets of MidCap Fund, as of that date, in conformity  with generally  accepted  accounting  principles applied on a basis consistent with the  preceding  year;  and that from April 30,  2003  through  the date hereof there  have not been,  and  through  the  Closing  Date there will not be, any material  adverse  changes in the  business or  financial  condition of MidCap
Fund, it being  understood that a decrease in the size of MidCap Fund due to a diminution  in the value of its  portfolio  and/or  redemption  of its  shares shall not be considered a material or adverse change;

B.    The Prospectus, as amended and supplemented,  contained in MidCap Fund's
Registration  Statement  under the 1933 Act, is true,  correct  and  complete, conforms to the  requirements  of the 1933 Act and does not contain any untrue statement of a material  fact or omit to state a material  fact required to be stated  therein or necessary to make the  statements  therein not  misleading.
The Registration  Statement,  as amended, was, as of the date of the filing of the last Post-Effective  Amendment,  true, correct and complete,  conformed to the  requirements of the 1933 Act and did not contain any untrue  statement of a  material  fact or omit to  state a  material  fact  required  to be  stated
therein or necessary to make the statements therein not misleading;

      C. Except for this Agreement,  there is no material contingent liability of MidCap Fund and no material claim and no material legal,  administrative or other  proceedings  pending or, to the  knowledge of MidCap  Fund,  threatened against MidCap Fund, not reflected in such Prospectus;

      D. There are no material  contracts  outstanding to which MidCap Fund is a party other than those ordinary in the conduct of its business;

     E. MidCap Fund is a business trust duly organized,  validly existing and in good standing under the laws of the Commonwealth of  Massachusetts;  MidCap Fund has all necessary and material federal and state  authorizations  to own all its properties and assets and to carry on its business as now being  conducted;  the
Class A, Class B,  Class C,  Class N and Class Y shares of MidCap  Fund which it issues to GMG Fund pursuant to the Agreement  will be duly  authorized,  validly issued,  fully-paid and  non-assessable,  except as set forth under "Shareholder
& Trustee  Liability" in MidCap Fund's Statement of Additional  Information,
will conform to the description  thereof contained in MidCap Fund's Registration
Statement and will be duly registered under the 1933 Act and in the states where registration is required;  and MidCap Fund is duly registered  under the Act and such  registration  has not been revoked or  rescinded  and is in full force and effect;

      F. All  federal  and other  tax  returns  and  reports  of  MidCap  Fund required by law to be filed have been  filed,  and all federal and other taxes shown due on said returns and reports  have been paid or provision  shall have been made for the payment  thereof and to the best of the  knowledge of MidCap
Fund,  no such  return is  currently  under audit and no  assessment  has been asserted  with respect to such returns and to the extent such tax returns with respect to the  taxable  year of MidCap  Fund ended  October 31, 2002 have not been filed,  such  returns  will be filed when  required and the amount of tax shown as due thereon shall be paid when due;

      G. MidCap  Fund has  elected  to be treated  as a  regulated  investment company and, for each fiscal year of its  operations,  MidCap Fund has met the requirements of Subchapter M of the Code for  qualification and treatment as a
regulated   investment   company  and  MidCap   Fund   intends  to  meet  such
requirements with respect to its current taxable year;

     H. MidCap Fund has no plan or intention (i) to dispose of any of the assets transferred by GMG Fund, other than in the ordinary course of business,  or (ii)
to redeem or reacquire any of the Class A, Class B, Class C, Class N and Class Y
shares issued by it in the reorganization  other than pursuant to valid requests of shareholders; and

      I. After   consummation   of  the   transactions   contemplated  by  the
Agreement,  MidCap  Fund  intends to operate its  business in a  substantially unchanged manner.

   14.       Each  party  hereby  represents  to the  other  that no broker or finder  has  been  employed  by it  with  respect  to  the  Agreement  or  the transactions  contemplated  hereby. Each party also represents and warrants to the  other  that the  information  concerning  it in the Proxy  Statement  and
Prospectus will not as of its date contain any untrue  statement of a material fact or omit to state a fact  necessary to make the  statements  concerning it therein not  misleading and that the financial  statements  concerning it will present the  information  shown fairly in accordance  with generally  accepted accounting  principles  applied on a basis consistent with the preceding year.
Each party also  represents  and  warrants to the other that the  Agreement is valid,  binding  and  enforceable  in  accordance  with its terms and that the execution,  delivery and  performance  of the Agreement will not result in any violation of, or be in conflict with,  any provision of any charter,  by-laws, contract,  agreement,  judgment,  decree or order to which it is subject or to which it is a party.  MidCap Fund hereby  represents to and covenants with GMG
Fund that, if the  reorganization  becomes  effective,  MidCap Fund will treat each  shareholder  of GMG Fund who received any of MidCap  Fund's  shares as a result of the  reorganization  as having made the minimum initial  purchase of shares of MidCap Fund received by such  shareholder  for the purpose of making additional  investments  in shares of MidCap Fund,  regardless of the value of the shares of MidCap Fund received.

   15.       MidCap Fund agrees that it will  prepare and file a  Registration
Statement  on Form N-14 under the 1933 Act which shall  contain a  preliminary form of proxy  statement  and  prospectus  contemplated  by Rule 145 under the
1933 Act. The final form of such proxy  statement  and  prospectus is referred to in the  Agreement  as the  "Proxy  Statement  and  Prospectus."  Each party agrees that it will use its best efforts to have such  Registration  Statement declared  effective  and to supply  such  information  concerning  itself  for inclusion  in the  Proxy  Statement  and  Prospectus  as may be  necessary  or desirable in this  connection.  GMG Fund covenants and agrees to liquidate and dissolve under the laws of the State of Massachusetts,  following the Closing, and, upon Closing, to cause the cancellation of its outstanding shares.

   16.       The  obligations  of the parties shall be subject to the right of either party to abandon and  terminate  the Agreement for any reason and there shall be no liability for damages or other  recourse  available to a party not so terminating  this Agreement,  provided,  however,  that in the event that a party shall terminate this Agreement  without  reasonable  cause, the party so terminating  shall,  upon demand,  reimburse the party not so terminating  for all expenses,  including reasonable  out-of-pocket  expenses and fees incurred in connection with this Agreement.

   17.       The  Agreement may be executed in several  counterparts,  each of which shall be deemed an original,  but all taken  together  shall  constitute one  Agreement.  The rights and  obligations  of each  party  pursuant  to the
Agreement shall not be assignable.

   18.       All prior or contemporaneous  agreements and  representations are merged into the Agreement,  which  constitutes the entire contract between the parties  hereto.  No  amendment or  modification  hereof shall be of any force and effect  unless in writing  and signed by the parties and no party shall be deemed to have waived any provision  herein for its benefit unless it executes a written acknowledgment of such waiver.

   19.      MidCap Fund  understands  that the  obligations  of GMG Fund under the  Agreement  are not binding  upon any Trustee or  shareholder  of GMG Fund personally,  but  bind  only GMG Fund and GMG  Fund's  property.  MidCap  Fund represents  that it has notice of the  provisions of the  Declaration of Trust of GMG  Fund  disclaiming  shareholder  and  trustee  liability  for  acts  or obligations of GMG Fund.

   20.      GMG Fund  understands  that the  obligations  of MidCap Fund under the Agreement are not binding upon any trustee or  shareholder  of MidCap Fund personally,  but bind only MidCap Fund and MidCap  Fund's  property.  GMG Fund represents  that it has notice of the  provisions of the  Declaration of Trust of MidCap  Fund  disclaiming  shareholder  and trustee  liability  for acts or obligations of MidCap Fund.
IN  WITNESS  WHEREOF,  each of the  parties  has caused  the  Agreement  to be executed and attested by its officers  thereunto  duly  authorized on the date first set forth above.

                                                OPPENHEIMER SELECT MANAGERS
                                                GARTMORE MILLENNIUM GROWTH
                                                FUND II

                                                By:   ______________________
                                                      Robert G. Zack
                                                      Vice President and Secretary

                                                OPPENHEIMER  MIDCAP FUND

                                                By:   ______________________
                                                      Robert G. Zack
                                                      Secretary

                      STATEMENT OF ADDITIONAL INFORMATION

                      TO PROSPECTUS AND PROXY STATEMENT

                                    PART B

                       Acquisition of the Assets of the
        OPPENHEIMER SELECT MANAGERS GARTMORE MILLENNIUM GROWTH FUND II

                     By and in exchange for Shares of the
                           OPPENHEIMER MIDCAP FUND

      This Statement of Additional  Information  to this  Prospectus and Proxy
Statement  (the  "SAI")  relates  specifically  to the  proposed  delivery  of substantially  all of the  assets  of  Oppenheimer  Select  Managers  Gartmore
Millennium  Growth Fund II ("GMG Fund") for shares of Oppenheimer  MidCap Fund
("MidCap Fund").

      This SAI consists of this Cover Page and the  following  documents:  (i)
audited financial  statements for the 12-month period ended November 30, 2002, and financial  statements  for the six-month  period ended May 31, 2003 (to be filed upon  availability),  respectively of GMG Fund;  (ii) audited  financial statements  for the 12-month  period ended  October 31,  2002,  and  financial statements  for the  six-month  period ended April 30, 2003,  respectively  of
MidCap  Fund;  (iii) the  Prospectus  of GMG Fund  dated  March 28,  2003,  as supplemented  May 7, 2003 (iv) the Statement of Additional  Information of GMG
Fund dated March 28, 2003; and (v) the Prospectus  dated December 23, 2002 and the  Statement of  Additional  Information  of MidCap Fund dated  December 23,
2002, as supplemented February 11, 2003.

      This SAI is not a  Prospectus;  you should read this SAI in  conjunction with the Prospectus and Proxy  Statement  dated July 7, 2003,  relating to the above-referenced  transaction.  You can request a copy of the  Prospectus  and
Proxy  Statement  by calling  1.800.708.7780  or by  writing  OppenheimerFunds
Services at P.O. Box 5270,  Denver,  Colorado  80217.  The date of this SAI is
July 7, 2003.

                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

               Investment Company Act file number 811-08297

                             Oppenheimer MidCap Fund
               (Exact name of registrant as specified in charter)

             6803 SOUTH TUCSON WAY, CENTENNIAL, COLORADO 80112-3924
                    (Address of principal executive offices)
                                                      (Zip code)
                              Robert G. Zack, Esq.
                             OppenheimerFunds, Inc.
                  498 Seventh Avenue, New York, New York 10018
--------------------------------------------------------------------------------
                         (Name and address of agent for service)

Registrant's telephone number, including area code: (303) 768-3200
                                                    --------------

Date of fiscal year end:  October 31

Date of reporting period:  October 31, 2002 - April 30, 2003

ITEM 1.  REPORTS TO STOCKHOLDERS.

April 30, 2003

       Oppenheimer
       MidCap Fund

                                                        Management
                                                       Commentaries
                                                            and
                                                        Semiannual
                                                          Report

MANAGEMENT COMMENTARIES
    Performance Update
    Investment Strategy Discussion
    Listing of Top Holdings
SEMIANNUAL REPORT AND FINANCIAL STATEMENTS
    Listing of Investments
    Financials

"We believe the Fund's long-term record of performance demonstrates the enduring
value of our disciplined approach to growth investing, which focuses on a company's ability to sustain true internal revenue growth."

                                                          [LOGO]
                                                    OppenheimerFunds[R]
                                                  The Right Way to Invest

HIGHLIGHTS

Fund Objective
Oppenheimer MidCap Fund seeks capital appreciation.

    MANAGEMENT COMMENTARIES AND ADDITIONAL DISCLOSURES

 1  Letter to Shareholders

 2  An Interview
    with Your Fund's
    Manager

26  Trustees and Officers Listing

28  Privacy Policy Notice

    SEMIANNUAL
    REPORT AND
    FINANCIAL
    STATEMENTS

 7  Statement of
    Investments

 9  Statement of Assets
    and Liabilities

11  Statement of
    Operations

12  Statements
    of Changes
    in Net Assets

13  Financial Highlights

18  Notes to Financial
    Statements

Cumulative Total Returns*
          For the 6-Month Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A   0.79%        -5.01%
---------------------------------
Class B   0.45         -4.55
---------------------------------
Class C   0.45         -0.55
---------------------------------
Class N   0.70         -0.30
---------------------------------
Class Y   1.03

---------------------------------
Average Annual Total Returns*
          For the 1-Year Period
          Ended 4/30/03

          Without      With
          Sales Chg.   Sales Chg.
---------------------------------
Class A  -18.99%       -23.65%
---------------------------------
Class B  -19.61        -23.63
---------------------------------
Class C  -19.61        -20.41
---------------------------------
Class N  -19.18        -19.99
---------------------------------
Class Y  -18.53

Shares of Oppenheimer funds are not deposits or obligations of any bank, are not
guaranteed by any bank, are not insured by the FDIC or any other agency, and involve investment risks, including the possible loss of the principal amount invested.

*See Notes on page 6 for further details.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

LETTER TO SHAREHOLDERS

Dear Shareholder,

It is nearly impossible to reflect on the past six months without thinking about
the war with Iraq. We experienced a range of emotions in the days leading up to
the war and especially as the media brought the war into our homes, as never before.
   At OppenheimerFunds, we face the difficult task of looking beyond the war to
see its long-term impact, together with other factors, on the global economy, the financial markets and, in the end, your investment with us. It's a responsibility that we take very seriously and becomes our primary focus during
uncertain times like these.
   It is our strong belief that investors can be well served by this professional insight and by the guidance provided by a financial advisor. In partnership with OppenheimerFunds, your financial advisor can help you navigate
through this volatile and sometimes unpredictable environment. We encourage you
to continue to work closely with your advisor to develop and implement an investment plan that fits your goals and risk tolerance.
   On our end, we continue to be the home to some of the most experienced and talented investment professionals in the industry. They remain focused on proven
methods that drive informed, intelligent investment decisions. It is an approach
we are proud of and one that has served investors well in a variety of market conditions.
   We've found that in good times and bad, the fundamental principles of investing remain key for financial success. These principles-- investing according to your goals, diversifying your portfolio and benefiting from the value of professional investment advice--are simple ideas that have proven themselves over time, and, we believe, will prove themselves again.
   We thank you for your continued confidence in OppenheimerFunds and encourage
you to visit our website, www.oppenheimerfunds.com, or speak with your advisor for up to date information on your investments and the markets.

Sincerely,

/S/ SIGNATURE

John V. Murphy
May 21, 2003

These general market views represent opinions of OppenheimerFunds, Inc. and are
not intended to predict performance of the securities markets or any particular
fund. Specific information that applies to your Fund is contained in the pages that follow.

                             PHOTO OF JOHN V. MURPHY
                             President
                             Oppenheimer
                             MidCap Fund

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

1  |  OPPENHEIMER MIDCAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

Q

How would you characterize the Fund's performance during the six-month period that ended April 30, 2003?

A. The Fund delivered slightly below average performance during a difficult period. 1 Returns were undermined by high levels of market volatility generated
by unpredictable geopolitical events and a shaky transition from recession to gradual growth. We believe these results generally reflect short-term market fluctuations rather than the broader trends responsible for the Fund's longer-term performance. We believe our long-term record of performance demonstrates the enduring value of our disciplined approach to growth investing,
which focuses on a company's ability to sustain true internal revenue growth.

What made this such a challenging period for stocks?
Conflicting economic and political forces battered markets during the past six months. On the positive side, the U.S. economy showed signs of modest growth, while interest rates remained low and inflation remained in check. On the negative side, corporate capital spending remained weak, consumer sentiment declined and geopolitical uncertainties sapped investor confidence. These conditions created high levels of volatility, with stock prices rising and falling in response to international political developments as well as company-specific business results.

   The market's volatility was also reflected in abrupt shifts in sentiment with
regard to various industries and sectors. For example, technology and health care stocks tended to move in opposite directions at any one moment, depending on whether the news of the day encouraged growth investors to hold a more strongly positive or negative economic outlook. As optimism rose, investors shifted assets into technology stocks they believed were more likely to benefit
from economic gains. As prospects for growth dimmed, growth investors sought shelter

Portfolio Manager
Bruce Bartlett

1. The Fund's performance is compared to the S&P MidCap 400 Index, an unmanaged
index of midcap equity securities, which had a six-month return of 3.98% for the
period ended 4/30/03.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

2  |  OPPENHEIMER MIDCAP FUND

in the traditionally defensive health care area. These shifts drove individual stock prices sharply higher and lower, often without any reference to a company's underlying fundamentals.

How did you manage the Fund under these conditions? We focused on stocks of companies with strong earnings growth generated by increasing sales. We believe
that sales-driven earnings growth is intrinsically more sustainable than growth
that is driven primarily by acquisitions or accounting gimmicks. Among stocks that met our investment criteria, we emphasized those we believed could maintain
revenue growth during this difficult economic period. By focusing on the quality
rather than the magnitude of a company's growth, we cushioned the impact of market volatility on the Fund, while avoiding many of the market's sharpest losses. We also maintained the Fund's concentration on mid-cap stocks. Mid-cap companies generally provide greater growth potential than larger companies and lower risks of failure than smaller companies, thereby offering the best of both
worlds.

   Our company-by-company stock selection approach led us to concentrate a relatively high percentage of assets in the areas of health care, consumer and technology, each of which resulted in positive contributions to the Fund's relative performance in the last six months. Health care proved to be the
Fund's
largest single area of investment, because that's where we found the largest number of companies generating the kind of sustainable, internal revenue growth
we target. Key holdings included equipment suppliers, such as Varian Medical
Systems, Inc., and biotechnology companies, such as Gilead Sciences, Inc.
While
we sold some positions in drug distribution companies that experienced a slowdown in revenue growth, we added to other positions, such as Biomet, Inc., that were generating above-average, sales-driven earnings growth. In the consumer area, we succeeded in identifying several strong-performers despite weakness in consumer sentiment and seasonally

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

3  |  OPPENHEIMER MIDCAP FUND

AN INTERVIEW WITH YOUR FUND'S MANAGER

disappointing sales experienced by many leading companies. Above-average holdings ranged from natural foods retailers, such as Whole Foods Market,
Inc.,
to upscale apparel and accessories companies, such as Coach, Inc. Among technology stocks, we emphasized companies that stand at a favorable point in their product cycle, such as wireless equipment manufacturers (e.g.,
UTStarcom,
Inc.), semiconductor makers (Marvell Technology Group Ltd.), and software security developers (Symantec Corp.).

   On the other hand, the Fund sustained steeper-than-average losses in the areas of industrials and financials. Both of these areas were adversely affected
by the market volatility and sector rotation trends mentioned earlier, as well as weakening fundamentals among some of the Fund's individual holdings. We responded by reducing the Fund's exposure to companies that showed disappointing
levels of growth.

What is your outlook for the future?
While short-term growth prospects are likely to face continuing geopolitical
and
economic pressures, longer-term prospects appear favorable. Many of the inventory excesses that inhibited technology growth in the past two years have run their course, while low interest rates are likely to encourage companies to
reinvest in their business infrastructure. On the health care front, positive regulatory developments have opened the door to new drug approvals.

   As always, we remain sharply focused on the underlying fundamentals that we believe are the most reliable indicators of a company's long-term growth prospects. Our disciplined strategy of building the portfolio one company and one investment at a time has earned Oppenheimer MidCap Fund its exceptional record of performance, and makes the Fund a continuing part of The Right Way to
Invest.

Average Annual
Total Returns with
Sales Charge

For the Periods Ended 3/31/03 2

Class A           Since
1-Year    5-Year  Inception
---------------------------
-30.41%   -3.77%   0.56%

Class B           Since
1-Year    5-Year  Inception
---------------------------
-30.37%  -3.71%  -0.78%

Class C           Since
1-Year    5-Year  Inception
---------------------------
-27.46%   -3.36%   0.94%

Class N           Since
1-Year    5-Year  Inception
---------------------------
-27.16%   N/A   - 24.57%

Class Y           Since
1-Year    5-Year  Inception
---------------------------
-25.76%   -2.15%  2.19%

2. See Notes on page 6 for further details.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

4  |  OPPENHEIMER MIDCAP FUND

Top Ten Common Stock Holdings 4
-------------------------------------------------------------
Bed Bath & Beyond, Inc.                                  7.2%
-------------------------------------------------------------
Varian Medical Systems, Inc.                             6.7
-------------------------------------------------------------
Gilead Sciences, Inc.                                    5.8
-------------------------------------------------------------
Lincare Holdings, Inc.                                   5.3
-------------------------------------------------------------
Stryker Corp.                                            4.9
-------------------------------------------------------------
Coach, Inc.                                              4.4
-------------------------------------------------------------
Radian Group, Inc.                                       4.4
-------------------------------------------------------------
UTStarcom, Inc.                                          4.1
-------------------------------------------------------------
Apollo Group, Inc., Cl. A                                3.6
-------------------------------------------------------------
Biomet, Inc.                                             3.5

For up-to-date Top 10 Fund holdings, please visit www.oppenheimerfunds.com.

Top Five Stock Industries 4
-------------------------------------------------------------
Health Care Equipment & Supplies                        15.0%
-------------------------------------------------------------
Specialty Retail                                         9.8
-------------------------------------------------------------
Biotechnology                                            8.7
-------------------------------------------------------------
Insurance                                                7.7
-------------------------------------------------------------
Software                                                 6.6

-------------------------------------
Sector Allocation 3

[PIE CHART]

o  Health Care                  32.5%
     Health Care Equipment
     & Supplies                 16.8
     Bio-
     technology                  9.7
     Health Care
     Providers &
     Services                    6.0
o  Consumer
   Discretionary                23.6
o  Information
   Technology                   20.3
o  Financials                   13.4
o  Industrials                   6.9
o  Consumer
   Staples                       3.3
-------------------------------------

3. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on total market value of common stock investments.
4. Portfolio's holdings and allocations are subject to change. Percentages are as of April 30, 2003, and are based on net assets.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

5  |  OPPENHEIMER MIDCAP FUND

NOTES

In reviewing performance, please remember that past performance cannot guarantee
future results. Investment return and principal value of an investment in the
Fund will fluctuate so that an investor's shares, when redeemed, may be worth more or less than the original cost. Because of ongoing market volatility, the
Fund's performance may be subject to substantial fluctuations, and current performance may be more or less than the results shown. For updates on the
Fund's performance, visit our website at www.oppenheimerfunds.com.

Total returns include changes in share price and reinvestment of dividends and capital gains distributions in a hypothetical investment for the periods shown.
Cumulative total returns are not annualized. The Fund's total returns shown do not reflect the deduction of income taxes on an individual's investment. Taxes may reduce your actual investment returns on income or gains paid by the Fund
or
any gains you may realize if you sell your shares. For more complete information
about the Fund, including charges, expenses and risks, please refer to the prospectus. To obtain a copy, call your financial advisor, call
OppenheimerFunds
Distributor, Inc. at 1.800.CALL OPP (1.800.225.5677) or visit the
OppenheimerFunds website at www.oppenheimerfunds.com. Read the prospectus carefully before you invest or send money.

Class A shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class A returns include the current maximum initial sales charge of 5.75%.

Class B shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class B returns include the applicable contingent deferred sales charge of 5% (1-year), 2% (5-year) and 1% (since inception). Class B shares are subject to an annual 0.75% asset-based sales charge.

Class C shares of the Fund were first publicly offered on 12/1/97. Unless otherwise noted, Class C returns include the contingent deferred sales charge of
1% for the one-year period. Class C shares are subject to an annual 0.75%
asset-based sales charge.

Class N shares of the Fund were first publicly offered on 3/1/01. Class N shares
are offered only through retirement plans. Unless otherwise noted, Class N returns include the contingent deferred sales charge of 1% for the one-year period. Class N shares are subject to an annual 0.25% asset-based sales charge.

Class Y shares of the Fund were first publicly offered on 12/1/97. Class Y shares are offered only to certain institutional investors under special agreement with the Distributor.

An explanation of the calculation of performance is in the Fund's Statement of
Additional Information.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

6  |  OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  April 30, 2003 / Unaudited

                                         Market Value
                                Shares     See Note 1
------------------------------------------------------
 Common Stocks--89.5%
------------------------------------------------------
 Consumer Discretionary--21.1%
------------------------------------------------------
 Hotels, Restaurants & Leisure--1.7%
 Outback
 Steakhouse, Inc.             166,500    $  5,950,710
------------------------------------------------------
 Wendy's
 International, Inc.          222,500       6,461,400
                                         ------------
                                           12,412,110

------------------------------------------------------
 Media--2.6%
 Univision
 Communications,
 Inc., Cl. A 1                620,000      18,773,600
------------------------------------------------------
 Multiline Retail--2.6%
 Family Dollar
 Stores, Inc.                 550,000      18,804,500
------------------------------------------------------
 Specialty Retail--9.8%
 Abercrombie &
 Fitch Co., Cl. A 1           224,000       7,365,120
------------------------------------------------------
 Bed Bath &
 Beyond, Inc. 1             1,320,000      52,153,200
------------------------------------------------------
 CarMax, Inc. 1               360,000       7,614,000
------------------------------------------------------
 Weight Watchers
 International, Inc. 1         77,100       3,622,158
                                        -------------
                                           70,754,478

------------------------------------------------------
 Textiles & Apparel--4.4%
 Coach, Inc. 1                739,000      32,153,890
------------------------------------------------------
 Consumer Staples--3.0%
------------------------------------------------------
 Food & Drug Retailing--3.0%
 Whole Foods
 Market, Inc. 1               360,000      21,369,600
------------------------------------------------------
 Financials--12.0%
------------------------------------------------------
 Banks--2.1%
 Commerce
 Bancorp, Inc.                368,000      14,966,560
------------------------------------------------------
 Diversified Financials--2.2%
 Doral Financial Corp.        404,200      16,172,042
------------------------------------------------------
 Insurance--7.7%
 AMBAC Financial
 Group, Inc.                  131,600       7,678,860
------------------------------------------------------
 MBIA, Inc.                   358,700      16,033,890
------------------------------------------------------
 Radian Group, Inc.           801,100      31,803,670
                                         ------------
                                           55,516,420

                                         Market Value
                                Shares     See Note 1
------------------------------------------------------
 Health Care--29.0%
------------------------------------------------------
 Biotechnology--8.7%
 Gilead Sciences, Inc. 1      914,300    $ 42,185,802
------------------------------------------------------
 IDEC Pharmaceuticals
 Corp. 1                      301,000       9,857,750
------------------------------------------------------
 Medimmune, Inc. 1            300,000      10,581,000
                                         ------------
                                           62,624,552

------------------------------------------------------
 Health Care Equipment & Supplies--15.0%
 Biomet, Inc.                 832,500     25,357,950
---------------------------------------- -------------
 Stryker Corp.                525,000      35,180,250
------------------------------------------------------
 Varian Medical
 Systems, Inc. 1              898,000      48,366,280
                                         ------------
                                          108,904,480

------------------------------------------------------
 Health Care Providers & Services--5.3%
 Lincare
 Holdings, Inc. 1           1,268,400      38,521,308
------------------------------------------------------
 Industrials--6.2%
------------------------------------------------------
 Commercial Services & Supplies--4.1%
 Apollo Group,
 Inc., Cl. A 1                475,000      25,744,525
------------------------------------------------------
 Career Education
 Corp. 1                       60,000       3,607,800
                                         ------------
                                           29,352,325

------------------------------------------------------
 Machinery--2.1%
 SPX Corp. 1                  450,000      15,210,000
------------------------------------------------------
 Information Technology--18.2%
------------------------------------------------------
 Communications Equipment--4.1%
 UTStarcom, Inc. 1          1,362,900      29,671,696
------------------------------------------------------
 Computers & Peripherals--0.4%
 Network
 Appliance, Inc. 1            250,000       3,320,000
------------------------------------------------------
 Electronic Equipment & Instruments--1.1%
 Garmin Ltd. 1                186,200       7,891,156
------------------------------------------------------
 Internet Software & Services--1.0%
 Expedia, Inc., Cl. A 1       125,000       7,223,750
------------------------------------------------------
 Semiconductor Equipment & Products--5.0%
 Marvell Technology
 Group Ltd. 1                 800,000      18,463,200
------------------------------------------------------
 QLogic Corp. 1               400,000      17,596,000
                                         ------------
                                           36,059,200
------------------------------------------------------
 Software--6.6%
 Mercury
 Interactive Corp. 1          700,000      23,758,000

7  |  OPPENHEIMER MIDCAP FUND

STATEMENT OF INVESTMENTS  Unaudited / Continued

                                         Market Value
                                Shares     See Note 1
------------------------------------------------------
 Software Continued
 Symantec Corp. 1             539,300    $ 23,702,235
                                         ------------
                                           47,460,235
                                         ------------
 Total Common Stocks
 (Cost $594,974,075)                      647,161,902

------------------------------------------------------
 Preferred Stocks--0.1%

 Axsun Technologies, Inc.,
 Cv., Series C 1,2,3          771,208         363,933
------------------------------------------------------
 Centerpoint Broadband
 Technologies, Inc., Cv.,
 Series D 1,2                 556,586              --
------------------------------------------------------
 fusionOne, Inc., 8%
 Non-Cum. Cv.,
 Series D 1,2,3             1,675,894          63,181
------------------------------------------------------
 ITF Optical
 Technologies, Inc.,
 Cv., Series A 1,2,3          200,000         116,760
                                         ------------
 Total Preferred Stocks
 (Cost $29,100,099)                           543,874

                             Principal  Market Value
                               Amount      See Note 1
------------------------------------------------------
 Joint Repurchase Agreements--13.3% 4

 Undivided interest of 11.64% in joint
 repurchase agreement (Market Value
 $827,630,000) with PaineWebber, Inc.,
 1.31%, dated 4/30/03, to be repurchased
 at $96,366,507 on 5/1/03, collateralized
 by Federal Home Loan Mortgage Corp.,
 5.50%, 4/1/33--5/1/33, with a value
 of $844,859,664
 (Cost $96,363,000)       $96,363,000    $ 96,363,000

------------------------------------------------------
 Total Investments,
 at Value
 (Cost $720,437,174)            102.9%    744,068,776
------------------------------------------------------
 Liabilities
 in Excess of
 Other Assets                    (2.9)    (20,677,626)
                                ----------------------
 Net Assets                     100.0%   $723,391,150
                                ======================

Footnotes to Statement of Investments
1. Non-income producing security.
2. Identifies issues considered to be illiquid or restricted--See Note 6 of
Notes to Financial Statements.
3. Affiliated company. Represents ownership of at least 5% of the voting securities of the issuer, and is or was an affiliate, as defined in the
Investment Company Act of 1940, at or during the period ended April 30, 2003.
The aggregate fair value of securities of affiliated companies held by the
Fund
as of April 30, 2003 amounts to $543,874. Transactions during the period in which the issuer was an affiliate are as follows:

                                                     Shares      Gross
Gross          Shares    Unrealized
                                           October 31, 2002  Additions
Reductions  April 30, 2003  Depreciation
--------------------------------------------------------------------------------

Stocks and/or Warrants
Axsun Technologies, Inc., Cv., Series C             771,208
--          --         771,208    $8,636,064
fusionOne, Inc., 8% Non-Cum. Cv., Series D        1,675,894
--          --       1,675,894     9,036,923
ITF Optical Technologies, Inc., Cv., Series A       200,000
--          --         200,000     4,883,240

4. The Fund may have elements of risk due to concentrated investments. Such concentrations may subject the Fund to additional risks.

See accompanying Notes to Financial Statements.

8  |  OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited

 April 30, 2003
-------------------------------------------------------------------------------
 Assets
 Investments, at value (including $96,363,000
 in repurchase agreements)--
 see accompanying statement:
 Unaffiliated companies (cost $697,337,073)                      $
743,524,902
 Affiliated companies (cost $23,100,101)
543,874

---------------

744,068,776
--------------------------------------------------------------------------------
 Cash
497,785
--------------------------------------------------------------------------------
 Receivables and other assets:
 Shares of beneficial interest sold
599,019
 Interest and dividends
5,695
 Other
7,829

---------------
 Total assets
745,179,104

--------------------------------------------------------------------------------
 Liabilities

 Payables and other liabilities:
 Investments purchased
19,829,193
 Shares of beneficial interest redeemed
949,289
 Shareholder reports
484,859
 Transfer and shareholder servicing agent fees
200,173
 Distribution and service plan fees
139,397
 Trustees' compensation
137,988
 Other
47,055

---------------
 Total liabilities
21,787,954

--------------------------------------------------------------------------------
 Net Assets                                                      $
723,391,150

===============
--------------------------------------------------------------------------------
 Composition of Net Assets

 Paid-in capital
$1,941,983,592
--------------------------------------------------------------------------------
 Accumulated net investment loss
(4,709,776)
--------------------------------------------------------------------------------
 Accumulated net realized loss on investment transactions
(1,237,514,268)
--------------------------------------------------------------------------------
 Net unrealized appreciation on investments
23,631,602

---------------
 Net Assets                                                      $
723,391,150

===============

9  |  OPPENHEIMER MIDCAP FUND

STATEMENT OF ASSETS AND LIABILITIES  Unaudited / Continued

--------------------------------------------------------------------------------
 Net Asset Value Per Share
--------------------------------------------------------------------------------

 Class A Shares:
 Net asset value and redemption price per share
 (based on net assets of  $342,327,016 and 29,715,999
 shares of beneficial interest outstanding)
$11.52
 Maximum offering price per share (net asset
 value plus sales charge of 5.75% of offering price)
$12.22
--------------------------------------------------------------------------------
 Class B Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net
 assets of $275,545,400 and 24,883,938 shares
 of beneficial interest outstanding)
$11.07
--------------------------------------------------------------------------------
 Class C Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net
 assets of $82,405,478 and 7,444,604 shares of
 beneficial interest outstanding)
$11.07
--------------------------------------------------------------------------------
 Class N Shares:
 Net asset value, redemption price (excludes
 applicable contingent deferred sales charge)
 and offering price per share (based on net
 assets of $11,161,814 and 974,260 shares of
 beneficial interest outstanding)
$11.46
--------------------------------------------------------------------------------
 Class Y Shares:
 Net asset value, redemption price and offering
 price per share (based on net assets of $11,951,442
 and 1,010,626 shares of beneficial interest outstanding)
$11.83

 See accompanying Notes to Financial Statements.

10  |  OPPENHEIMER MIDCAP FUND

STATEMENT OF OPERATIONS  Unaudited

 For the Six Months Ended April 30, 2003

------------------------------------------------------------------------------
 Investment Income

 Dividends                                                        $   820,214
------------------------------------------------------------------------------
 Interest                                                             554,560
                                                                  ------------
 Total investment income                                            1,374,774

------------------------------------------------------------------------------
 Expenses

 Management fees                                                    2,488,059
------------------------------------------------------------------------------
 Distribution and service plan fees:
 Class A                                                              348,167
 Class B                                                            1,353,875
 Class C                                                              395,076
 Class N                                                               23,922
------------------------------------------------------------------------------
 Transfer and shareholder servicing agent fees:
 Class A                                                            1,119,328
 Class B                                                            1,066,497
 Class C                                                              304,224
 Class N                                                               24,662
 Class Y                                                               13,996
------------------------------------------------------------------------------
 Shareholder reports                                                  353,845
------------------------------------------------------------------------------
 Trustees' compensation                                                 7,266
------------------------------------------------------------------------------
 Custodian fees and expenses                                            5,051
------------------------------------------------------------------------------
 Other                                                                 73,624
                                                                  ------------
 Total expenses                                                     7,577,592
 Less reduction to custodian expenses                                    (120)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class A                                       (665,872)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class B                                       (758,160)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class C                                       (210,195)
 Less voluntary waiver of transfer and shareholder
 servicing agent fees--Class N                                         (6,768)
                                                                  ------------
 Net expenses                                                       5,936,477

------------------------------------------------------------------------------
 Net Investment Loss                                               (4,561,703)

------------------------------------------------------------------------------
 Realized and Unrealized Gain (Loss)

 Net realized gain (loss) on:
 Investments                                                      (85,769,503)
 Closing and expiration of option contracts written                   191,097
                                                                  ------------
 Net realized loss                                                (85,578,406)
------------------------------------------------------------------------------
 Net change in unrealized appreciation on investments              93,448,645
                                                                  ------------
 Net realized and unrealized gain                                   7,870,239

------------------------------------------------------------------------------
 Net Increase in Net Assets Resulting from Operations             $ 3,308,536
                                                                  ============

 See accompanying Notes to Financial Statements.

11  |  OPPENHEIMER MIDCAP FUND

STATEMENTS OF CHANGES IN NET ASSETS

                                                      Six Months          Year
                                                           Ended         Ended
                                                  April 30, 2003   October 31,
                                                     (Unaudited)          2002
--------------------------------------------------------------------------------
 Operations

 Net investment loss                                 $(4,561,703) $
(14,191,329)
--------------------------------------------------------------------------------
 Net realized loss                                   (85,578,406)
(235,256,189)
--------------------------------------------------------------------------------
 Net change in unrealized appreciation                93,448,645
31,615,304

----------------------------
 Net increase (decrease) in net assets
 resulting from operations                             3,308,536
(217,832,214)

--------------------------------------------------------------------------------
 Beneficial Interest Transactions

 Net increase (decrease) in net assets
 resulting from beneficial interest
 transactions:
 Class A                                             (11,714,381)
(79,503,847)
 Class B                                             (16,352,042)
(59,860,957)
 Class C                                              (1,203,299)
(19,236,764)
 Class N                                               2,178,678
8,462,388
 Class Y                                               4,178,724
4,409,028

--------------------------------------------------------------------------------
 Net Assets

 Total decrease                                      (19,603,784)
(363,562,366)
--------------------------------------------------------------------------------
 Beginning of period                                 742,994,934
1,106,557,300

----------------------------
 End of period [including accumulated net
 investment loss of $4,709,776 and
 $148,073, respectively]                            $723,391,150
$742,994,934

============================

 See accompanying Notes to Financial Statements.

12  |  OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS

                                          Six Months
                                                Year

Ended                                                             Ended
                                      April 30,
2003                                                          Oct. 31,
Class A                                  (Unaudited)        2002
2001           2000        1999       1998 1
--------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period        $ 11.43     $ 14.42       $
30.41        $ 19.88     $ 10.83      $ 10.00
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   (.04)       (.13)
(.02)           .04        (.04)        (.02)
 Net realized and unrealized gain (loss)         .13       (2.86)
(15.97)         10.49        9.11          .85

---------------------------------------------------------------------------
 Total from investment operations                .09       (2.99)
(15.99)         10.53        9.07          .83
----------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain     --          --
--             --        (.02)          --
------------------------------------------------------------------------------------
 Net asset value, end of period               $11.52      $11.43
$14.42         $30.41      $19.88       $10.83

===========================================================================

----------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2             0.79%     (20.74)%
(52.58)%        52.97%      83.79%        8.30%

---------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $342,327    $351,983
$532,338     $1,055,967    $167,879      $14,607
--------------------------------------------------------------------------------
 Average net assets (in thousands)          $334,180    $460,797
$718,814     $  728,168    $ 60,644      $ 7,185
--------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                  (0.93)%     (1.06)%
(0.09)%         0.28%      (0.49)%      (0.33)%
 Expenses, gross                                1.73%       1.68%
1.33%          1.16%       1.40%        1.59% 4
 Expenses, net                                  1.33% 5,6   1.47% 5,6
1.32% 5,6      1.16% 5     1.40% 5      1.59%
--------------------------------------------------------------------------------
 Portfolio turnover rate                          36%         51%
84%            23%         61%         117%

1. For the period from December 1, 1997 (inception of offering) to October 31,
1998.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

13  |  OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued

                                          Six
Months                                                              Year

Ended                                                             Ended
                                      April 30,
2003                                                          Oct. 31,
Class B                                  (Unaudited)        2002
2001           2000        1999       1998 1
---------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period        $ 11.02     $ 14.02       $
29.79        $ 19.62     $ 10.77      $ 10.00
--------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                            (.11)       (.30)
(.15)          (.07)       (.07)        (.05)
 Net realized and unrealized gain (loss)         .16       (2.70)
(15.62)         10.24        8.94          .82

---------------------------------------------------------------------------
 Total from investment operations                .05       (3.00)
(15.77)         10.17        8.87          .77
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain     --          --
--             --        (.02)          --
--------------------------------------------------------------------------------
 Net asset value, end of period               $11.07      $11.02
$14.02         $29.79      $19.62       $10.77

===========================================================================

-------------------------------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2             0.45%     (21.40)%
(52.94)%        51.83%      82.40%        7.70%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)   $275,545    $291,397
$438,962       $874,830    $118,611       $7,654
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)          $272,931    $385,917
$592,096       $594,390    $ 40,455       $3,521
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                           (1.67)%     (1.85)%
(0.84)%         (0.48)%    (1.25)%      (1.06)%
 Expenses, gross                                2.63%       2.48%
2.08%          1.91%       2.16%        2.35% 4
 Expenses, net                                  2.07% 5,6   2.27% 5,6
2.07% 5,6      1.91% 5     2.16% 5      2.35%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          36%         51%
84%            23%         61%         117%

1. For the period from December 1, 1997 (inception of offering) to October 31,
1998.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

14  |  OPPENHEIMER MIDCAP FUND

                                          Six
Months                                                              Year

Ended                                                             Ended
                                      April 30,
2003                                                          Oct. 31,
Class C                                  (Unaudited)        2002
2001           2000        1999       1998 1
--------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period        $ 11.02     $ 14.02       $
29.78        $ 19.60     $ 10.76      $ 10.00
--------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                            (.09)       (.30)
(.15)          (.07)       (.06)        (.05)
 Net realized and unrealized gain (loss)         .14       (2.70)
(15.61)         10.25        8.92          .81

-------------------------------------------------------------------------------
 Total from investment operations                .05       (3.00)
(15.76)         10.18        8.86          .76
------------------------------------------------------------------------------------
 Dividends and/or distributions
 to shareholders:
 Distributions in excess of net
 realized gain                                    --          --
--             --        (.02)          --
-------------------------------------------------------------------------------------
 Net asset value, end of period               $11.07      $11.02
$14.02         $29.78      $19.60       $10.76

===============================================================================

-------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2             0.45%     (21.40)%
(52.92)%        51.94%      82.38%        7.60%

------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)    $82,405   $  83,351
$128,230       $247,566     $26,482       $2,587
-----------------------------------------------------------------------------------
 Average net assets (in thousands)           $79,665    $112,436
$170,129       $161,221     $ 9,066       $1,271
-----------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                           (1.68)%     (1.84)%
(0.85)%        (0.48)%     (1.26)%      (1.07)%
 Expenses, gross                                2.61%       2.47%
2.08%          1.91%       2.16%        2.35% 4
 Expenses, net                                  2.08% 5,6   2.26% 5,6
2.07% 5,6      1.91% 5     2.16% 5      2.35%
----------------------------------------------------------------------------------
 Portfolio turnover rate                          36%         51%
84%            23%         61%         117%

1. For the period from December 1, 1997 (inception of offering) to October 31,
1998.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

15  |  OPPENHEIMER MIDCAP FUND

FINANCIAL HIGHLIGHTS  Continued

                                                      Six
Months                         Year

Ended                        Ended
                                                  April 30,
2003                     Oct. 31,
Class N                                              (Unaudited)
2002         2001 1
--------------------------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period                    $ 11.38       $
14.40        $ 19.54
--------------------------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment loss                                        (.09)
(.14)          (.05)
 Net realized and unrealized gain (loss)                     .17
(2.88)         (5.09)

----------------------------------------
 Total from investment operations                            .08
(3.02)         (5.14)
--------------------------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain                 --
--             --
--------------------------------------------------------------------------------------------------
 Net asset value, end of period                           $11.46
$11.38         $14.40

========================================

--------------------------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2                         0.70%
(20.97)%       (26.31)%

--------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data

 Net assets, end of period (in thousands)                $11,162
$8,846         $2,268
--------------------------------------------------------------------------------------------------
 Average net assets (in thousands)                       $ 9,661
$6,576         $1,250
--------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment loss                                       (1.32)%
(1.28)%        (0.94)%
 Expenses, gross                                            1.85%
1.87%          1.73%
 Expenses, net                                              1.71% 4,5
1.66% 4,5      1.72% 4,5
--------------------------------------------------------------------------------------------------
 Portfolio turnover rate                                      36%
51%            84%

1. For the period from March 1, 2001 (inception of offering) to October 31,
2001.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Reduction to custodian expenses less than 0.01%.
5. Net of voluntary waiver of transfer agent fees.
See accompanying Notes to Financial Statements.

16  |  OPPENHEIMER MIDCAP FUND

                                          Six
Months                                                              Year

Ended                                                             Ended
                                      April 30,
2003                                                          Oct. 31,
Class Y                                  (Unaudited)        2002
2001           2000        1999       1998 1
---------------------------------------------------------------------------------

 Per Share Operating Data

 Net asset value, beginning of period        $ 11.71     $ 14.69       $
30.86        $ 20.07     $ 10.88      $ 10.00
-------------------------------------------------------------------------------
 Income (loss) from investment operations:
 Net investment income (loss)                   (.12)       (.08)
(.08)          (.02)       (.01)         .01
 Net realized and unrealized gain (loss)         .24       (2.90)
(16.09)         10.81        9.22          .87

----------------------------------------------------------------------------
 Total from investment operations                .12       (2.98)
(16.17)         10.79        9.21          .88
--------------------------------------------------------------------------------
 Dividends and/or distributions to shareholders:
 Distributions in excess of net realized gain     --          --
--             --        (.02)          --
-----------------------------------------------------------------------------------
 Net asset value, end of period               $11.83      $11.71
$14.69         $30.86      $20.07       $10.88

===========================================================================

-----------------------------------------------------------------------------------
 Total Return, at Net Asset Value 2             1.03%     (20.29)%
(52.40)%        53.76%      84.69%        8.80%

-------------------------------------------------------------------------------------------------------------------------
 Ratios/Supplemental Data
 Net assets, end of period (in thousands)    $11,951      $7,419
$4,759           $115          $2           $1
-------------------------------------------------------------------------------------------------------------------------
 Average net assets (in thousands)           $ 9,115      $6,449
$2,720           $ 33          $2           $1
-------------------------------------------------------------------------------------------------------------------------
 Ratios to average net assets: 3
 Net investment income (loss)                  (0.75)%     (0.39)%
(0.12)%         0.60%      (0.06)%       0.05%
 Expenses, gross                                1.15%       0.83%
1.07%          0.74%       1.03%        1.09% 4
 Expenses, net                                  1.15% 5     0.83% 5
1.02% 5,6      0.74% 5     1.03% 5      1.09%
-------------------------------------------------------------------------------------------------------------------------
 Portfolio turnover rate                          36%         51%
84%            23%         61%         117%

1. For the period from December 1, 1997 (inception of offering) to October 31,
1998.
2. Assumes an investment on the business day before the first day of the fiscal
period (or inception of offering), with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the
net asset value calculated on the last business day of the fiscal period.
Sales
charges are not reflected in the total returns. Total returns are not annualized
for periods of less than one full year.
3. Annualized for periods of less than one full year.
4. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.
5. Reduction to custodian expenses less than 0.01%.
6. Net of voluntary waiver of transfer agent fees.

See accompanying Notes to Financial Statements.

17  |  OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited

--------------------------------------------------------------------------------
 1. Significant Accounting Policies
 Oppenheimer MidCap Fund (the Fund) is registered under the Investment Company
 Act of 1940, as amended, as an open-end management investment company. The
 Fund's investment objective is to seek capital appreciation. The Fund's investment advisor is OppenheimerFunds, Inc. (the Manager).
    The Fund offers Class A, Class B, Class C, Class N and Class Y shares.
Class
 A shares are sold at their offering price, which is normally net asset value plus a front-end sales charge. Class B, Class C and Class N shares are sold without a front-end sales charge but may be subject to a contingent deferred sales charge (CDSC). Class N shares are sold only through retirement plans.
 Retirement plans that offer Class N shares may impose charges on those accounts. Class Y shares are sold to certain institutional investors without either a front-end sales charge or a CDSC. All classes of shares have identical
 rights and voting privileges. Earnings, net assets and net asset value per share may differ by minor amounts due to each class having its own expenses directly attributable to that class. Classes A, B, C and N have separate distribution and/or service plans. No such plan has been adopted for Class Y shares. Class B shares will automatically convert to Class A shares six years after the date of purchase.
    The following is a summary of significant accounting policies consistently followed by the Fund.

--------------------------------------------------------------------------------
 Securities Valuation. Securities listed or traded on National Stock Exchanges or other domestic or foreign exchanges are valued based on the last sale price
 of the security traded on that exchange prior to the time when the Fund's assets are valued. In the absence of a sale, the security is valued at the last
 sale price on the prior trading day, if it is within the spread of the closing
 bid and asked prices, and if not, at the closing bid price. Securities
 (including restricted securities) for which quotations are not readily available are valued primarily using dealer-supplied valuations, a portfolio pricing service authorized by the Board of Trustees, or at their fair value.
 Fair value is determined in good faith under consistently applied procedures under the supervision of the Board of Trustees. Short-term "money market type"
 debt securities with remaining maturities of sixty days or less are valued at amortized cost (which approximates market value).

--------------------------------------------------------------------------------
 Joint Repurchase Agreements. The Fund, along with other affiliated funds of the
 Manager, may transfer uninvested cash balances into one or more joint repurchase agreement accounts. These balances are invested in one or more repurchase agreements, secured by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature. Each agreement requires that the market value of the collateral be sufficient to cover payments of interest and principal;
 however, in the event of default by the other party to the agreement, retention
 of the collateral may be subject to legal proceedings.

18  |  OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
 Allocation of Income, Expenses, Gains and Losses. Income, expenses (other than
 those attributable to a specific class), gains and losses are allocated daily to each class of shares based upon the relative proportion of net assets represented by such class. Operating expenses directly attributable to a specific class are charged against the operations of that class.

--------------------------------------------------------------------------------
 Federal Taxes. The Fund intends to continue to comply with provisions of the
 Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income, including any net realized gain on investments not offset by capital loss carryforwards, if any, to shareholders.
 Therefore, no federal income or excise tax provision is required.
    As of April 30, 2003, the Fund had available for federal income tax purposes
 an estimated unused capital loss carryforward of $1,236,791,274. This estimated
 capital loss carryforward represents the carryforward as of the end of the last
 fiscal year, increased for losses deferred under tax accounting rules for the current fiscal year and is increased or decreased by capital losses or gains realized in the first six months of the current fiscal year. During the six months ended April 30, 2003, the Fund did not use carryforward to offset capital gains realized. During the year ended October 31, 2002, the Fund did not use carryforward to offset capital gains realized.

 As of October 31, 2002, the Fund had available for federal income tax purposes
 unused capital loss carryforwards as follows:

                              Expiring
                              ----------------------
                              2006    $    2,792,572
                              2007         3,516,822
                              2008       142,020,390
                              2009       764,990,986
                              2010       237,892,098
                                      --------------
                              Total   $1,151,212,868
                                      ==============

--------------------------------------------------------------------------------
 Trustees' Compensation. The Fund has adopted an unfunded retirement plan for the Fund's independent trustees. Benefits are based on years of service and fees paid to each trustee during the years of service. During the six months ended April 30, 2003, the Fund's projected benefit obligations were decreased by $4,304 and payments of $3,871 were made to retired trustees, resulting in an
 accumulated liability of $139,896 as of April 30, 2003.
    The Board of Trustees has adopted a deferred compensation plan for independent trustees that enables trustees to elect to defer receipt of all
or
 a portion of the annual compensation they are entitled to receive from the
 Fund. Under the plan, the compensation deferred is invested by the Fund in the
 fund(s) selected by the trustee. Deferral of trustees' fees under the plan will
 not affect the net assets of the Fund, and will not materially affect the
 Fund's assets, liabilities or net investment income per share.

19  |  OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 1. Significant Accounting Policies Continued
 Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

--------------------------------------------------------------------------------
 Classification of Dividends and Distributions to Shareholders. Net investment income (loss) and net realized gain (loss) may differ for financial statement and tax purposes. The character of dividends and distributions made during the
 fiscal year from net investment income or net realized gains may differ from their ultimate characterization for federal income tax purposes. Also, due to timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which the income or net realized
 gain was recorded by the Fund.
    No distributions were paid during the six months ended April 30, 2003 and the year ended October 31, 2002.

--------------------------------------------------------------------------------
 Investment Income. Dividend income is recorded on the ex-dividend date or upon
 ex-dividend notification in the case of certain foreign dividends where the ex-dividend date may have passed. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.

--------------------------------------------------------------------------------
 Security Transactions. Security transactions are recorded on the trade date.
 Realized gains and losses on securities sold are determined on the basis of identified cost.

--------------------------------------------------------------------------------
 Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income
and
 expenses during the reporting period. Actual results could differ from those estimates.

--------------------------------------------------------------------------------
 2. Shares of Beneficial Interest
 The Fund has authorized an unlimited number of no par value shares of beneficial interest of each class. Transactions in shares of beneficial interest were as follows:

             Six Months Ended April 30, 2003        Year Ended October 31,
2002
                     Shares           Amount           Shares
Amount
--------------------------------------------------------------------------------
 Class A
 Sold             4,114,279     $ 45,766,376       10,246,014     $
140,041,291
 Redeemed        (5,206,092)     (57,480,757)     (16,353,774)
(219,545,138)

---------------------------------------------------------------
 Net decrease    (1,091,813)    $(11,714,381)      (6,107,760)    $
(79,503,847)

===============================================================

--------------------------------------------------------------------------------
 Class B
 Sold             1,990,184     $ 21,198,964        5,434,402     $
72,796,103
 Redeemed        (3,542,899)     (37,551,006)     (10,300,242)
(132,657,060)

---------------------------------------------------------------
 Net decrease    (1,552,715)    $(16,352,042)      (4,865,840)    $
(59,860,957)

===============================================================

20  |  OPPENHEIMER MIDCAP FUND

             Six Months Ended April 30, 2003        Year Ended October 31,
2002
                     Shares           Amount           Shares
Amount
--------------------------------------------------------------------------------
 Class C
 Sold             1,044,223     $ 11,096,891        2,545,426      $
33,944,222
 Redeemed        (1,163,927)     (12,300,190)      (4,128,477)
(53,180,986)

---------------------------------------------------------------
 Net decrease      (119,704)    $ (1,203,299)      (1,583,051)
$(19,236,764)

===============================================================

--------------------------------------------------------------------------------
 Class N
 Sold               315,808     $  3,475,070          900,502      $
11,916,305
 Redeemed          (118,536)      (1,296,392)        (281,019)
(3,453,917)

---------------------------------------------------------------
 Net increase       197,272     $  2,178,678          619,483      $
8,462,388

===============================================================

--------------------------------------------------------------------------------
 Class Y
 Sold               479,549     $  5,330,470          505,761      $
7,112,046
 Redeemed          (102,216)      (1,151,746)        (196,412)
(2,703,018)

---------------------------------------------------------------
 Net increase       377,333     $  4,178,724          309,349      $
4,409,028

===============================================================

--------------------------------------------------------------------------------
 3. Purchases and Sales of Securities
 The aggregate cost of purchases and proceeds from sales of securities, other than short-term obligations, for the six months ended April 30, 2003, were
 $223,348,398 and $235,990,244, respectively.

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates
 Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Fund provides for an annual fee of
 0.75% of the first $200 million of average annual net assets of the Fund;
0.72%
 of the next $200 million; 0.69% of the next $200 million; 0.66% of the next
 $200 million; 0.60% of the next $700 million; 0.58% of the next $1 billion
and
 0.56% of average annual net assets in excess of $2.5 billion.

--------------------------------------------------------------------------------
 Transfer Agent Fees. OppenheimerFunds Services (OFS), a division of the
 Manager, acts as the transfer and shareholder servicing agent for the Fund.
The
 Fund pays OFS a $19.75 per account fee.
    Additionally, Class Y shares are subject to minimum fees of $5,000 for assets of less than $10 million and $10,000 for assets of $10 million or more.
 The Class Y shares are subject to the minimum fees in the event that the per account fee does not equal or exceed the applicable minimum fees. OFS may voluntarily waive the minimum fees.
    OFS has voluntarily agreed to limit transfer and shareholder servicing agent
 fees up to an annual rate of 0.35% of average annual net assets for all classes. This undertaking may be amended or withdrawn at any time.

21  |  OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 4. Fees and Other Transactions with Affiliates Continued
 Distribution and Service Plan (12b-1) Fees. Under its General Distributor's
 Agreement with the Manager, OppenheimerFunds Distributor, Inc. (the
 Distributor) acts as the Fund's principal underwriter in the continuous public
 offering of the different classes of shares of the Fund.

 The compensation paid to (or retained by) the Distributor from the sale of shares or on the redemption of shares is shown in the table below for the period indicated.

                      Aggregate       Class A   Concessions   Concessions
Concessions    Concessions
                      Front-End     Front-End    on Class A    on Class
B      on Class C     on Class N
                  Sales Charges Sales Charges        Shares
Shares          Shares         Shares
                     on Class A   Retained by   Advanced by   Advanced by
Advanced by    Advanced by
 Six Months Ended        Shares   Distributor Distributor 1  Distributor 1
Distributor 1  Distributor 1
--------------------------------------------------------------------------------------------------------

 April 30, 2003        $542,027      $164,525       $53,999
$703,547        $85,401        $22,453

 1. The Distributor advances concession payments to dealers for certain sales of
 Class A shares and for sales of Class B, Class C and Class N shares from its own resources at the time of sale.

                            Class A       Class B        Class C        Class
N
                         Contingent    Contingent     Contingent
Contingent
                           Deferred      Deferred       Deferred
Deferred
                      Sales Charges Sales Charges  Sales Charges  Sales
Charges
                        Retained by   Retained by    Retained by    Retained
by
 Six Months Ended       Distributor   Distributor    Distributor
Distributor
--------------------------------------------------------------------------------
 April 30, 2003              $4,962      $509,161        $10,477
$6,903

--------------------------------------------------------------------------------
 Service Plan for Class A Shares. The Fund has adopted a Service Plan for
Class
 A Shares. It reimburses the Distributor for a portion of its costs incurred for
 services provided to accounts that hold Class A shares. Reimbursement is made quarterly at an annual rate of up to 0.25% of the average annual net assets of
 Class A shares of the Fund. For the six months ended April 30, 2003, payments under the Class A Plan totaled $348,167, all of which were paid by the
 Distributor to recipients, and included $32,564 paid to an affiliate of the
 Manager. Any unreimbursed expenses the Distributor incurs with respect to
Class
 A shares in any fiscal year cannot be recovered in subsequent years.

--------------------------------------------------------------------------------
 Distribution and Service Plans for Class B, Class C and Class N Shares. The
 Fund has adopted Distribution and Service Plans for Class B, Class C and
Class
 N shares. Under the plans, the Fund pays the Distributor an annual asset-based
 sales charge of 0.75% per year on Class B shares and on Class C shares and the
 Fund pays the Distributor an annual asset-based sales charge of 0.25% per year
 on Class N shares. The Distributor also receives a service fee of 0.25% per year under each plan.

22  |  OPPENHEIMER MIDCAP FUND

 Distribution fees paid to the Distributor for the six months ended April 30,
 2003, were as follows:

Distributor's
                                                   Distributor's
Aggregate
                                                       Aggregate
Unreimbursed
                                                    Unreimbursed  Expenses as
%
                  Total Payments  Amount Retained       Expenses  of Net
Assets
                      Under Plan   by Distributor     Under Plan       of
Class
--------------------------------------------------------------------------------
 Class B Plan         $1,353,875       $1,061,684    $18,995,716
6.89%
 Class C Plan            395,076           93,886      3,186,207
3.87
 Class N Plan             23,922           20,255        233,329
2.09

--------------------------------------------------------------------------------
 5. Option Activity
 The Fund may buy and sell put and call options, or write put and covered call options on portfolio securities in order to produce incremental earnings or protect against changes in the value of portfolio securities.
    The Fund generally purchases put options or writes covered call options to hedge against adverse movements in the value of portfolio holdings. When an option is written, the Fund receives a premium and becomes obligated to sell
or
 purchase the underlying security at a fixed price, upon exercise of the option.
    Options are valued daily based upon the last sale price on the principal exchange on which the option is traded and unrealized appreciation or depreciation is recorded. The Fund will realize a gain or loss upon the expiration or closing of the option transaction. When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option is adjusted by the amount of premium received or paid.
    Securities designated to cover outstanding call options are noted in the
 Statement of Investments where applicable. Shares subject to call, expiration date, exercise price, premium received and market value are detailed in a note
 to the Statement of Investments. Options written are reported as a liability in
 the Statement of Assets and Liabilities. Realized gains and losses are reported
 in the Statement of Operations.
    The risk in writing a call option is that the Fund gives up the opportunity
 for profit if the market price of the security increases and the option is exercised. The risk in writing a put option is that the Fund may incur a loss if the market price of the security decreases and the option is exercised.
The
 risk in buying an option is that the Fund pays a premium whether or not the option is exercised. The Fund also has the additional risk of not being able to
 enter into a closing transaction if a liquid secondary market does not exist.

 Written option activity for the six months ended April 30, 2003 was as follows:

                                                          Call Options
                                              -------------------------
                                              Number of      Amount of
                                              Contracts       Premiums
       ----------------------------------------------------------------
       Options outstanding as of October 31, 2002    --      $      --
       Options written                            1,300        191,097
       Options closed or expired                 (1,300)      (191,097)
                                                 ----------------------
       Options outstanding as of April 30, 2003      --      $      --
                                                 ======================

23  |  OPPENHEIMER MIDCAP FUND

NOTES TO FINANCIAL STATEMENTS  Unaudited / Continued

--------------------------------------------------------------------------------
 6. Illiquid or Restricted Securities
 As of April 30, 2003, investments in securities included issues that are illiquid or restricted. Restricted securities are often purchased in private placement transactions, are not registered under the Securities Act of 1933, may have contractual restrictions on resale, and are valued under methods approved by the Board of Trustees as reflecting fair value. A security may also
 be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Fund intends to invest no more than 15% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid or restricted securities. Certain restricted securities, eligible for resale to qualified institutional investors, are not subject to that limitation. The aggregate value of illiquid
 or restricted securities subject to this limitation as of April 30, 2003 was
 $543,874, which represents 0.08% of the Fund's net assets, all of which is considered restricted. Information concerning restricted securities is as follows:

                                             Acquisition
Valuation as of     Unrealized
 Security                                          Dates          Cost
April 30, 2003   Depreciation
-------------------------------------------------------------------------------------------------------

 Stocks and/or Warrants
 Axsun Technologies, Inc., Cv., Series C        12/13/00    $8,999,997
     $363,933     $8,636,064
-------------------------------------------------------------------------------------------------------
 Centerpoint Broadband Technologies,
 Inc., Cv., Series D                            10/23/00
5,999,997                --      5,999,997
-------------------------------------------------------------------------------------------------------
 fusionOne, Inc., 8% Non-Cum.
 Cv., Series D                                    9/6/00
9,100,104             63,181     9,036,923
-------------------------------------------------------------------------------------------------------
 ITF Optical Technologies, Inc.,
 Cv., Series A                                    4/7/00
5,000,000            116,760     4,883,240

--------------------------------------------------------------------------------
 7. Borrowing and Lending Arrangements
 Bank Borrowings. The Fund had the ability to borrow from banks for temporary
or
 emergency purposes. Asset coverage for borrowings must be at least 300%. The
 Fund and other Oppenheimer funds participated in a $400 million unsecured line
 of credit from a bank, for liquidity purposes. Under that line of credit, each
 fund was charged interest on its borrowings at a rate equal to the Federal
 Funds rate plus 0.45%. The Fund paid a commitment fee on its pro rata share of
 the average unutilized amount of the credit facility at a rate of 0.08% per annum. The credit facility was terminated on November 12, 2002, when the Fund entered into the interfund borrowing and lending arrangements described below.
    The Fund had no outstanding borrowings under the credit facility through
 November 12, 2002.

24  |  OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
 Interfund Borrowing and Lending Arrangements. Commencing November 12, 2002,
the
 Fund entered into an "interfund borrowing and lending arrangement" with other funds in the Oppenheimer funds complex, to allow funds to borrow for liquidity
 purposes. The arrangement was initiated pursuant to exemptive relief granted by
 the Securities and Exchange Commission to allow these affiliated funds to lend
 money to, and borrow money from, each other, in an attempt to reduce borrowing
 costs below those of bank loan facilities. Under the arrangement the Fund may lend money to other Oppenheimer funds and may borrow from other Oppenheimer funds at a rate set by the Fund's Board of Trustees, based upon a recommendation by the investment manager. The Fund's borrowings, if any, are subject to asset coverage requirements under the Investment Company Act and the
 provisions of the SEC order and other applicable regulations. If the Fund borrows money, there is a risk that the loan could be called on one day's notice, in which case the Fund might have to borrow from a bank at higher rates
 if a loan were not available from another Oppenheimer fund. If the Fund lends money to another fund, it will be subject to the risk that the other fund might
 not repay the loan in a timely manner, or at all.
    The Fund had no interfund borrowings or loans outstanding during the six months ended or at April 30, 2003.

25  |  OPPENHEIMER MIDCAP FUND

OPPENHEIMER MIDCAP FUND

--------------------------------------------------------------------------------
 Trustees and Officers     Thomas W. Courtney, Chairman
                           John V. Murphy, President
                           Paul Y. Clinton, Trustee
                           Robert G. Galli, Trustee
                           Lacy B. Herrmann, Trustee
                           Brian Wruble, Trustee
                           Bruce Bartlett, Vice President
                           Robert G. Zack, Secretary
                           Brian W. Wixted, Treasurer

--------------------------------------------------------------------------------
 Investment Advisor        OppenheimerFunds, Inc.

-------------------------------------------------------------------------------
 Distributor               OppenheimerFunds Distributor, Inc.

--------------------------------------------------------------------------------
 Transfer and Shareholder  OppenheimerFunds Services
 Servicing Agent

--------------------------------------------------------------------------------
 Independent Auditors      KPMG LLP

--------------------------------------------------------------------------------
 Legal Counsel             Mayer Brown Rowe & Maw

                           The financial statements included herein have been
                           taken from the records of the Fund without
                           examination of those records by the independent
                           auditors.

(C)Copyright 2003 OppenheimerFunds, Inc. All rights reserved.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

26  |  OPPENHEIMER MIDCAP FUND

OPPENHEIMERFUNDS FAMILY

-------------------------------------------------------------------------------------------------------

 Global Equity          Developing Markets Fund                    Global Fund
                        International Small Company Fund           Quest
Global Value Fund, Inc.
                        International Growth Fund                  Global
Opportunities Fund 1
-------------------------------------------------------------------------------------------------------
 Equity                 Stock                                      Stock &
Bond
                        Emerging Technologies Fund                 Quest
Opportunity Value Fund
                        Emerging Growth Fund                       Total
Return Fund, Inc.
                        Enterprise Fund                            Quest
Balanced Value Fund
                        Discovery Fund                             Capital
Income Fund
                        Main Street Small Cap Fund(R)              Multiple
Strategies Fund
                        Small Cap Value Fund
Disciplined Allocation Fund
                        MidCap Fund
Convertible Securities Fund
                        Main Street Opportunity Fund(R)            Specialty
                        Growth Fund                                Real Asset
Fund(R)
                        Capital Appreciation Fund                  Gold &
Special Minerals Fund
                        Main Street Fund(R)2                       Tremont
Market Neutral Fund, LLC 3
                        Value Fund                                 Tremont
Opportunity Fund, LLC 3
                        Quest Capital Value Fund, Inc.
                        Quest Value Fund, Inc.
                        Trinity Large Cap Growth Fund
                        Trinity Core Fund
                        Trinity Value Fund
-------------------------------------------------------------------------------------------------------
 Income                 Taxable                                    Rochester
Division
                        International Bond Fund                    California
Municipal Fund 5
                        High Yield Fund                            New Jersey
Municipal Fund 5
                        Champion Income Fund                       AMT-Free
New York Municipals 5,6
                        Strategic Income Fund                      Municipal
Bond Fund
                        Bond Fund                                  Limited
Term Municipal Fund
                        Total Return Bond Fund                     Rochester
National Municipals
                        Senior Floating Rate Fund                  Rochester
Fund Municipals
                        U.S. Government Trust                      Limited
Term New York Municipal Fund
                        Limited-Term Government Fund
Pennsylvania Municipal Fund 5
                        Capital Preservation Fund 4
-------------------------------------------------------------------------------------------------------
 Select Managers        Stock                                      Stock &
Bond
                        Mercury Advisors Focus Growth Fund         QM Active
Balanced Fund 4
                        Gartmore Millennium Growth Fund II
                        Jennison Growth Fund
                        Salomon Brothers All Cap Fund
                        Mercury Advisors S&P 500(R) Index Fund 4
-------------------------------------------------------------------------------------------------------
 Money Market 7         Money Market Fund, Inc.                    Cash
Reserves

1. The Fund's name changed from Oppenheimer Global Growth & Income Fund on
6/1/03.
2. The Fund's name changed from Oppenheimer Main Street Growth & Income
Fund(R)
on 4/30/03.
3. Special investor qualification and minimum investment requirements apply.
See the prospectus for details.
4. Available only through qualified retirement plans.
5. Available to investors only in certain states.
6. The Fund's name changed from Oppenheimer New York Municipal Fund on
1/22/03.
7. An investment in money market funds is neither insured nor guaranteed by the
Federal Deposit Insurance Corporation or any other government agency. Although these funds may seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these funds.

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------

27  |  OPPENHEIMER MIDCAP FUND

PRIVACY POLICY NOTICE

As an Oppenheimer fund shareholder, you are entitled to know how we protect your
personal information and how we limit its disclosure.

Information Sources

 We obtain nonpublic personal information about our shareholders from the following sources:
o Applications or other forms
o When you create a user ID and password for online account access
o When you enroll in eDocs Direct, our electronic document delivery service
o Your transactions with us, our  affiliates or others
o A software program on our website, often referred to as a "cookie," which indicates which parts of our site you've visited

If you visit www.oppenheimerfunds.com and do not log on to the secure account information areas, we do not obtain any personal information about you. When you
do log on to a secure area, we do obtain your user ID and password to identify you.

We also use this information to provide you with products and services you have
requested, to inform you about products and services that you may be interested
in and to assist you in other ways.

Protection of Information
We do not disclose any nonpublic personal information (such as names on a customer list) about current or former customers to anyone, except as permitted
by law.

Disclosure of Information
We send your financial advisor (as designated by you) copies of confirmations, account statements and other documents reporting activity in your fund accounts.
We may also use details about you and your investments to help us, our financial
service affiliates or firms that jointly market their financial products and services with ours, to better serve your investment needs or suggest financial services or educational material that may be of interest to you.

Right of Refusal
We will not disclose your personal information to unaffiliated third parties
(except as permitted by law), unless we first offer you a reasonable opportunity
to refuse or "opt out" of such disclosure.

Security
In the coming months, an Internet browser that supports 128-bit encryption will
be required to view the secure pages of www.oppenheimerfunds.com. These areas include:
 o Account access
 o Create a user ID and profile
 o User profile
 o eDocs Direct, our electronic document delivery service

--------------------------------------------------------
 Not part of the semiannual report to Fund shareholders
--------------------------------------------------------
28  |  OPPENHEIMER MIDCAP FUND

To find out if your Internet browser supports 128-bit encryption, or for instructions on how to upgrade your browser, visit the Help section of
www.oppenheimerfunds.com.

Emails and Encryption
As a security measure, we do not include personal or account information in nonsecure emails, and we advise you not to send such information to us in nonsecure emails. Instead, you may take advantage of the secure features of our
website to encrypt your email correspondence. To do this, you will need to use an Internet browser that supports 128-bit encryption. If you are not sure if your Internet browser supports 128-bit encryption, or need instructions on how to upgrade your browser, visit the Help section of www.oppenheimerfunds.com for
assistance.

o All transactions, including redemptions, exchanges and purchases are secured by Secure Socket Layers (SSL) and encryption. SSL is used to establish a secure connection between your PC and OppenheimerFunds' server. It transmits information in an encrypted and scrambled format.

o Encryption is achieved through an electronic scrambling technology that uses a
  "key" to code and then decode the data. Encryption acts like the cable converter box you may have on your television set. It scrambles data with secret code so that no one can make sense of it while it is being transmitted.
  When the data reaches its destination, the same software unscrambles the data.

o You can exit the secure area by either closing your browser, or for added security, you can use the Log Out of Account Area button before you close your
  browser.

Other Security Measures
We maintain physical, electronic and procedural safeguards to protect your personal account information. Our employees and agents have access to that information only so that they may offer you products or provide services to you,
for example, when responding to your account questions.

How You Can Help
You can also do your part to keep your account information private, and to prevent unauthorized transactions. If you obtain a user ID and password for your
account, do not allow it to be used by anyone else. Also, take special precautions when accessing your account on a computer used by others.

--------------------------------------------------------------------------------
This joint notice describes the privacy policies of Oppenheimer funds,
OppenheimerFunds Distributor, Inc., the trustee of OppenheimerFunds Individual
Retirement Accounts (IRAs) and the custodian of the OppenheimerFunds 403(b)(7)
tax-sheltered custodial accounts. It applies to all Oppenheimer fund accounts you presently have, or may open in the future, using your Social Security number--whether or not you remain a shareholder of our funds. If you have any questions about these privacy policies, write to us at P.O. Box 5270, Denver,
CO
80217-5270, email us by clicking on the Contact Us section of our website at
www.oppenheimerfunds.com or call us at 1.800.CALL OPP (1.800.225.5677).

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 Not part of the semiannual report to Fund shareholders
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29  |  OPPENHEIMER MIDCAP FUND

INFORMATION AND SERVICES

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PhoneLink 1 and General Information
24-hr automated information and automated transactions
Representatives also available Mon-Fri 8am-9pm ET
Sat (January-April) 10am-4pm ET
1.800.CALL OPP (1.800.225.5677)
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Written Correspondence and Transaction Requests
OppenheimerFunds Services
P.O. Box 5270, Denver, CO 80217-5270
For Overnight Delivery
OppenheimerFunds Services
10200 East Girard Avenue, Building D
Denver, CO 80231
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Ticker Symbols
Class A: OMDAX  Class B: OMDBX  Class C: OMDCX  Class N: OMDNX  Class Y: OMDYX

1. At times the website or PhoneLink may be inaccessible or their transaction features may be unavailable.

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 Not part of the semiannual report to Fund shareholders
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                                                         [GRAPHIC]
                                                    OppenheimerFunds[R]
                                                     Distributor, Inc.

RS0745.001.0403  June 27, 2003

ITEM 2.  CODE OF ETHICS - NOT REQUIRED

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT - NOT REQUIRED

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES - NOT REQUIRED

ITEM 5.  RESERVED

ITEM 6.  RESERVED

ITEM 7.  NOT APPLICABLE

ITEM 8.  RESERVED

ITEM 9.  CONTROLS AND PROCEDURES

          (a) Based on their evaluation of registrant's disclosure controls
and
         procedures (as defined in rule 30a-2(c) under the Investment Company
         Act of 1940 (17 CFR 270.30a-2(c)) as of April 30, 2003, registrant's principal executive officer and principal financial officer found registrant's disclosure controls and procedures to be appropriately designed to ensure that information required to be disclosed by registrant in the reports that it files under the Securities Exchange
         Act of 1934 (a) is accumulated and communicated to registrant's management, including its principal executive officer and principal financial officer, to allow timely decisions regarding required disclosure, and (b) is recorded, processed, summarized and reported, within the time periods specified in the rules and forms adopted by the
         U.S. Securities and Exchange Commission.
          (b) There have been no significant changes in registrant's internal controls or in other factors that could significantly affect registrant's internal controls subsequent to the date of the most recent evaluation as indicated, including no significant deficiencies or material weaknesses that required corrective action.

ITEM 10.  EXHIBITS ATTACHED HERETO. (ATTACH CERTIFICATIONS AS EXHIBITS)

                           OPPENHEIMER MIDCAP FUND
                                   FORM N-14A

                                    PART C

                              OTHER INFORMATION

Item 15.  Indemnification
-------------------------

      Reference is made to the provisions of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of  Trust,  filed by  cross-reference  to
Exhibit  16(1) to this  Registration  Statement,  and  incorporated  herein by reference.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of
Registrant pursuant to the foregoing provisions or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities
Act of 1933 and is, therefore, unenforceable.  In the event that a claim for indemnification against such liabilities (other than the payment by
Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person,
Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

                              Item 16. Exhibits

          (1)     Amended and Restated  Declaration of Trust dated December 5,
    2002:   Previously   filed  with   Post-Effective   Amendment   No.  8  to
    Registrant's registration statement,  (Reg. No. 333-31533),  12/19/02, and incorporated herein by reference.

(2)   By-Laws  dated  6/18/97:  Previously  filed  with  Registrant's  Initial registration  statement (Reg. No. 333-31533),  7/18/97, and incorporated herein by reference.

(3)   N/A

          (4)     Agreement and Plan of Reorganization:  See Exhibit A to Part
    A of the Registration  Statement:  Previously filed with Registrant's N-14 filing,  (File. No.  333-106296),  06/20/03,  and  incorporated  herein by reference.

(5)   (i)  Specimen  Class  A  Share   Certificate:   Previously   filed  with
      Registrant's  Initial  Registration  Statement,  (Reg.  No.  333-31533),
      7/18/97, and incorporated herein by reference.

    (ii)  Specimen   Class  B  Share   Certificate:   Previously   filed  with
    Registrant's  Initial  Registration   Statement,   (Reg.  No.  333-31533),
    7/18/97, and incorporated herein by reference.

    (iii)  Specimen  Class  C  Share   Certificate:   Previously   filed  with
    Registrant's  Initial  Registration   Statement,   (Reg.  No.  333-31533),
    7/18/97, and incorporated herein by reference.

    (iv)  Specimen   Class  N  Share   Certificate:   Previously   filed  with
    Registrant's   Post-Effective  Amendment  No.  5,  (Reg.  No.  333-31533),
    12/6/00, and incorporated herein by reference.

    (v)   Specimen   Class  Y  Share   Certificate:   Previously   filed  with
    Registrant's  Initial  Registration   Statement,   (Reg.  No.  333-31533),
    7/18/97, and incorporated herein by reference.

          (6)     Investment  Advisory  Agreement dated  11/17/97:  Previously
    filed  with   Registrant's   Pre-Effective   Amendment  No.  2  (Reg.  No.
    333-31533), 11/3/97, and incorporated herein by reference.

(7)   (i) General  Distributor's  Agreement dated 11/17/97,  Previously  filed with Registrant's  Pre-Effective  Amendment No. 2 (Reg. No.  333-31533),
      11/3/97, and incorporated herein by reference.

      (ii)  Form of Dealer Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iii)  Form of Broker Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (iv)  Form of Agency Agreement of OppenheimerFunds Distributor, Inc.:
      Previously filed with Post-Effective Amendment No. 45 to the
      Registration Statement of Oppenheimer High Yield Fund (Reg. No.
      2-62076), 10/26/01, and incorporated herein by reference.

      (v)  Form of Trust Company Fund/SERV Purchase Agreement of
      OppenheimerFunds Distributor, Inc.: Previously filed with
      Post-Effective Amendment No. 45 to the Registration Statement of
      Oppenheimer High Yield Fund (Reg. No. 2-62076), 10/26/01, and
      incorporated herein by reference.

      (vi)  Form of Trust Company Agency Agreement of OppenheimerFunds
      Distributor, Inc.: Previously filed with Post-Effective Amendment No.
      45 to the Registration Statement of Oppenheimer High Yield Fund (Reg.
      No. 2-62076), 10/26/01, and incorporated herein by reference.

(8)   Form of Deferred Compensation Plans for Disinterested
Trustees/Directors:

      Form    of    Deferred     Compensation     Plan    for    Disinterested
      Trustees/Directors:  Previously filed with Post-Effective  Amendment No.
      43 to the  Registration  Statement of Oppenheimer  Quest For Value Funds
      (Reg. No. 333-31533), 12/21/98, and incorporated herein by reference.

(9) (i)  Amendment  dated  August 28,  2002 to the Global  Custodial  Services
      Agreement  dated May 3, 2001  between  Registrant  and  Citibank,  N.A.:
      Previously   filed  with   Post-Effective   Amendment   No.  29  to  the
      Registration  Statement of Oppenheimer Discovery Fund (Reg. No. 33-371),
      11/22/02, and incorporated herein by reference.

      (ii)  Global  Custodial  Services  Agreement  dated May 3, 2001  between
      Registrant  and Citibank,  N.A.:  Previously  filed with  Post-Effective
      Amendment  No. 33 to the  Registration  Statement  of  Centennial  Money
      Market Trust (Reg. No. 2-65245),  10/25/01,  and incorporated  herein by reference

(10)  (i)  Service  Plan and  Agreement  for  Class A shares  dated  11/17/97:
      Previously filed with Registrant's  Pre-Effective  Amendment No. 2 (Reg.
      No. 333-31533), 11/3/97, and incorporated herein by reference.

         (ii)  Amended  and  Restated   Distribution   and  Service  Plan  and
         Agreement  for Class B shares  dated  2/3/98:  Previously  filed with
         Registrant's  Post-Effective  Amendment No. 1 (Reg.  No.  333-31533),
         5/11/98, and incorporated herein by reference.

      (iii)  Amended and  Restated  Distribution  and Service  Plan and  Agreement
    for  Class  C  shares  dated  2/3/98:   Previously  filed  with   Registrant's
    Post-Effective   Amendment  No.  1  (Reg.   No.   333-31533),   5/11/98,   and
    incorporated herein by reference.

      (iv)  Form of  Distribution  and  Service  Plan and  Agreement  for  Class N
    shares:  Previously filed with  Registrant's  Post-Effective  Amendment No. 5,
    12/6/00 and incorporated herein by reference.

(11)  Opinion  and Consent of Counsel:  Opinion of Mayer,  Brown,  Rowe & Maw:
         Previously   filed  with   Registrant's   N-14   filing,   (File  No.
         333-106296), 6/20/03, and incorporated herein by reference.

   (12)  Tax Opinion Relating to the  Reorganization:  Tax Opinion of Deloitte
         and Touche LLP: Filed herewith.

   (13)  N/A.

(14)  (i)  Consent of Deloitte and Touche LLP: Filed herewith.

         (ii)  Consent of KPMG LLP: Filed herewith.

   (15)  N/A.

   (16)  (i) Power of Attorney  (including  Certified  Board  resolution)  for
         Robert G. Galli:  Previously filed with Post-Effective  Amendment No.
         43 to the  Registration  Statement  of  Oppenheimer  Quest  For Value
         Funds (Reg.  No.  33-15489),  12/21/98,  and  incorporated  herein by reference.

         (ii) Power of Attorney for Brian W. Wixted: Previously filed with
         Post-Effective Amendment No. 5 to the Registration Statement of
         Oppenheimer Quest Capital Value Fund, Inc., (Reg. No. 333-16881),
         2/22/00, and incorporated herein by reference.

         (iii)  Powers  of  Attorney  for  Brian  Wruble  and John V.  Murphy:
         Previously  filed  with  Post  Effective  Amendment  No.  49  to  the
         Registration  Statement of Oppenheimer  Quest Value Fund, Inc., (Reg.
         2-65223), 2/26/02, and incorporated herein by reference.

Item 17.  Undertakings
----------------------

(1)   N/A.

   (2)      N/A.

   (3)  The  undersigned  registrant  agrees  to  file,  in  a  post-effective amendment  to the  Registration  Statement,  a  final  tax  opinion  and consent relating to the  Reorganization  within a reasonable time within the Closing Date.

   (4) Insofar as  indemnification  for liability arising under the Securities
      Act of 1933 may be permitted  to  directors,  officers  and  controlling persons of the  registrant  pursuant  to the  foregoing  provisions,  or otherwise,  the  registrant  has been advised that in the opinion of the
      Securities  and  Exchange  Commission  such  indemnification  is against public policy as expressed in the Act and is, therefore,  unenforceable.
      In the event that a claim for  indemnification  against such liabilities
      (other than the payment by the  registrant of expenses  incurred or paid by a director,  officer or  controlling  person of the registrant in the successful  defense of any action,  suit or  proceeding)  is asserted by such  director,  officer or  controlling  person in connection  with the securities being registered,  the registrant will, unless in the opinion of its counsel  the matter has been  settled by  controlling  precedent, submit to a court of appropriate  jurisdiction the question whether such indemnification  by it is against  public policy as expressed in the Act and will be governed by the final adjudication of such issue.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and/or the
Investment Company Act of 1940, the Registrant has duly caused this
Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York and State of New York on the 27th day of June, 2003.

                        OPPENHEIMER MIDCAP FUND

                        By:  /s/ John V. Murphy*
                        -------------------------------------------
                        John V. Murphy, President &
                        Principal Executive Officer

Pursuant to the requirements of the Securities Act of 1933, this Registration
Statement has been signed below by the following persons in the capacities on the dates indicated:

Signatures                   Title                       Date
----------                   -----                       ----

/s/ Thomas W. Courtney*      Chairman of the             June 27, 2003
-----------------------------Board of Trustees
Thomas W. Courtney

/s/ John V. Murphy*          President & Principal
-----------------------------Executive Officer

June 27, 2003
John V. Murphy

/s/ Brian W. Wixted*         Treasurer and Chief

--------------------------   Financial and               June 27, 2003
Brian W. Wixted              Accounting Officer

/s/ Paul Y. Clinton*         Trustee                     June 27, 2003

-----------------------
Paul Y. Clinton

/s/ Robert G. Galli*

------------------------     Trustee                     June 27, 2003
Robert G. Galli

/s/ Lacy B. Herrmann*        Trustee                     June 27, 2003

---------------------------
Lacy B. Herrmann

/s/ Brian Wruble*            Trustee                     June 27, 2003

---------------------
Brian Wruble

*By: /s/ Robert G. Zack

-----------------------------------------                 June 27, 2003
Robert G. Zack, Attorney-in-Fact

                           OPPENHEIMER MIDCAP FUND

                                EXHIBIT INDEX

Exhibit No.                         Description
-----------                         -----------

16(14)(i)               Consent of Deloitte and Touche LLP

16(14)(ii)              Consent of KPMG LLP

16(12)                  Tax Opinion Relating to Reorganization